2010 Annual Report

RiverSource(R)
Variable Universal Life Insurance III


                                                    (RIVERSOURCE INSURANCE LOGO)


                                                         (CHOOSE PAPERLESS LOGO)

S-6211 N (4/11)            Issued by: RiverSource Life Insurance Co. of New York

                       THIS PAGE LEFT BLANK INTENTIONALLY

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource of New York Account 8 - RiverSource(R) Variable Universal Life Insurance III (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource of New York Account 8 - RiverSource(R) Variable Universal Life Insurance III, referred to in Note 1, at December 31, 2010, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                             (Ernst & Young LLP Signature)

Minneapolis, Minnesota

April 22, 2011


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                                       AB VPS        AB VPS        AB VPS       AC VP         AC VP
                                                     GRO & INC,    INTL VAL,    LG CAP GRO,     INTL,          VAL,
DEC. 31, 2010                                           CL B          CL B          CL B         CL I          CL I
 ASSETS
Investments, at fair value(1),(2)                   $ 1,169,392   $ 3,562,935     $ 82,946    $ 961,808    $ 3,832,607
Dividends receivable                                         --            --           --           --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                             --         1,139           --          739          1,068
Receivable for share redemptions                          1,057         2,718           64          733          2,915
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          1,170,449     3,566,792       83,010      963,280      3,836,590
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                          923         2,718           63          733          2,915
    Contract terminations                                   134            --            1           --             --
Payable for investments purchased                            --         1,139           --          739          1,068
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         1,057         3,857           64        1,472          3,983
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              1,169,289     3,562,818       82,830      961,808      3,832,499
Net assets applicable to seed money                         103           117          116           --            108
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $ 1,169,392   $ 3,562,935     $ 82,946    $ 961,808    $ 3,832,607
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    68,747       241,228        3,063      112,361        654,029
(2) Investments, at cost                            $ 1,401,850   $ 3,727,431     $ 71,902    $ 838,128    $ 4,447,500
-----------------------------------------------------------------------------------------------------------------------


                                                      CALVERT        COL VP          CS        CS U.S.        EV VT
                                                       VP SRI       HI INC,      COMMODITY        EQ      FLOATING-RATE
DEC. 31, 2010 (CONTINUED)                               BAL           CL 2         RETURN       FLEX I         INC
 ASSETS
Investments, at fair value(1),(2)                     $ 383,111     $ 411,549    $ 780,097    $ 471,161      $ 523,872
Dividends receivable                                         --            --           --           --          2,014
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                             --            --           --          567             --
Receivable for share redemptions                            632           331          641          358          1,130
-----------------------------------------------------------------------------------------------------------------------
Total assets                                            383,743       411,880      780,738      472,086        527,016
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                          280           316          597          357            400
    Contract terminations                                   352            15           44           --            730
Payable for investments purchased                            --            --           --          567          2,014
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                           632           331          641          924          3,144
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                383,111       411,433      779,987      471,045        520,936
Net assets applicable to seed money                          --           116          110          117          2,936
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                      $ 383,111     $ 411,549    $ 780,097    $ 471,162      $ 523,872
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   226,024        40,991       92,869       33,064         55,378
(2) Investments, at cost                              $ 392,891     $ 382,588    $ 840,806    $ 407,067      $ 488,227
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                               FID VIP        FID VIP        FID VIP         FID VIP       FTVIPT FRANK
                                             CONTRAFUND,     GRO & INC,      MID CAP,       OVERSEAS,       GLOBAL REAL
DEC. 31, 2010 (CONTINUED)                     SERV CL 2       SERV CL        SERV CL         SERV CL         EST, CL 2
 ASSETS
Investments, at fair value(1),(2)            $ 2,688,751    $ 4,411,532    $ 8,309,392     $ 1,989,982      $ 2,588,095
Dividends receivable                                  --             --             --              --               --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --             --             --             275            1,512
Receivable for share redemptions                   3,073          3,756          7,901           1,519            1,980
------------------------------------------------------------------------------------------------------------------------
Total assets                                   2,691,824      4,415,288      8,317,293       1,991,776        2,591,587
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 2,058          3,376          6,371           1,519            1,980
    Contract terminations                          1,016            380          1,529              --               --
Payable for investments purchased                     --             --             --             275            1,512
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  3,074          3,756          7,900           1,794            3,492
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             2,688,626      4,411,416      8,309,393       1,989,863        2,588,095
Net assets applicable to seed money                  124            116             --             119               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                             $ 2,688,750    $ 4,411,532    $ 8,309,393     $ 1,989,982      $ 2,588,095
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            114,464        351,797        255,516         119,161          201,722
(2) Investments, at cost                     $ 2,445,815    $ 4,538,764    $ 6,619,210     $ 2,068,538      $ 3,795,772
------------------------------------------------------------------------------------------------------------------------


                                            FTVIPT FRANK   FTVIPT MUTUAL    GS VIT MID   GS VIT STRUCTD   GS VIT STRUCTD
                                             SM CAP VAL,    SHARES SEC,      CAP VAL,      SM CAP EQ,        U.S. EQ,
DEC. 31, 2010 (CONTINUED)                       CL 2            CL 2           INST           INST             INST
 ASSETS
Investments, at fair value(1),(2)            $ 2,277,512    $ 1,587,215    $ 5,957,632       $ 540,915      $ 1,768,148
Dividends receivable                                  --             --             --              --               --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments             1,304            949             --              --            2,373
Receivable for share redemptions                   1,736          1,205          6,185           2,131            1,354
------------------------------------------------------------------------------------------------------------------------
Total assets                                   2,280,552      1,589,369      5,963,817         543,046        1,771,875
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 1,735          1,204          4,560             422            1,354
    Contract terminations                             --             --          1,624           1,709               --
Payable for investments purchased                  1,304            949             --              --            2,373
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  3,039          2,153          6,184           2,131            3,727
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             2,277,378      1,587,108      5,957,504         540,780        1,768,148
Net assets applicable to seed money                  135            108            129             135               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                             $ 2,277,513    $ 1,587,216    $ 5,957,633       $ 540,915      $ 1,768,148
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            140,155         99,512        422,527          47,366          167,280
(2) Investments, at cost                     $ 2,070,871    $ 1,648,595    $ 5,806,705       $ 511,623      $ 1,941,764
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                               INVESCO VI    INVESCO VI     INVESCO VI     INVESCO VI    INVESCO VI
                                                CAP APPR,     CAP DEV,       CORE EQ,      FIN SERV,     INTL GRO,
DEC. 31, 2010 (CONTINUED)                         SER I         SER I          SER I         SER I         SER II
 ASSETS
Investments, at fair value(1),(2)               $ 471,631     $ 369,015    $ 11,709,070     $ 398,929    $ 964,697
Dividends receivable                                   --            --              --            --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    10            --           1,867           197           --
Receivable for share redemptions                      353         1,016           8,947           325        3,774
-------------------------------------------------------------------------------------------------------------------
Total assets                                      471,994       370,031      11,719,884       399,451      968,471
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    353           274           8,947           325          755
    Contract terminations                              --           742              --            --        3,019
Payable for investments purchased                      10            --           1,867           197           --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                     363         1,016          10,814           522        3,774
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                471,631       369,015      11,709,070       398,794      964,578
Net assets applicable to seed money                    --            --              --           135          119
-------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 471,631     $ 369,015    $ 11,709,070     $ 398,929    $ 964,697
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              20,242        27,518         433,188        70,984       34,028
(2) Investments, at cost                        $ 470,536     $ 354,179    $ 10,285,022     $ 363,683    $ 796,521
-------------------------------------------------------------------------------------------------------------------


                                               INVESCO VI   INVESCO VANK    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                  TECH,     VI COMSTOCK,    ENTERPRISE,      GLOBAL        JANUS,
DEC. 31, 2010 (CONTINUED)                         SER I        SER II          SERV        TECH, SERV       SERV
 ASSETS
Investments, at fair value(1),(2)               $ 250,773     $ 243,596       $ 528,601   $ 1,269,313    $ 517,779
Dividends receivable                                   --            --              --            --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --            --              --            --           --
Receivable for share redemptions                      202         1,533           1,149         1,599        3,371
-------------------------------------------------------------------------------------------------------------------
Total assets                                      250,975       245,129         529,750     1,270,912      521,150
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    198           180             402           961          404
    Contract terminations                               4         1,353             746           638        2,967
Payable for investments purchased                      --            --              --            --           --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                     202         1,533           1,148         1,599        3,371
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                250,629       243,475         528,414     1,269,165      517,661
Net assets applicable to seed money                   144           121             188           148          118
-------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 250,773     $ 243,596       $ 528,602   $ 1,269,313    $ 517,779
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              15,673        20,874          14,085       224,260       21,547
(2) Investments, at cost                        $ 188,976     $ 222,419       $ 399,691     $ 936,193    $ 456,078
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                            JANUS ASPEN      MFS INV          MFS             MFS        MS UIF GLOBAL
                                             OVERSEAS,     GRO STOCK,       NEW DIS,       UTILITIES,      REAL EST,
DEC. 31, 2010 (CONTINUED)                       SERV         SERV CL        SERV CL         SERV CL          CL II
 ASSETS
Investments, at fair value(1),(2)           $ 5,958,359    $ 1,910,780    $ 1,710,497     $ 1,208,108       $ 203,883
Dividends receivable                                 --             --             --              --              --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments              331             --             --              --           1,623
Receivable for share redemptions                  4,554          4,720          1,340             926             156
----------------------------------------------------------------------------------------------------------------------
Total assets                                  5,963,244      1,915,500      1,711,837       1,209,034         205,662
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                4,554          1,465          1,291             901             156
    Contract terminations                            --          3,254             48              25              --
Payable for investments purchased                   331             --             --              --           1,623
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                 4,885          4,719          1,339             926           1,779
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            5,958,359      1,910,662      1,710,324       1,207,995         203,735
Net assets applicable to seed money                  --            119            174             113             148
----------------------------------------------------------------------------------------------------------------------
Total net assets                            $ 5,958,359    $ 1,910,781    $ 1,710,498     $ 1,208,108       $ 203,883
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           106,323        177,582         96,420          48,421          24,272
(2) Investments, at cost                    $ 4,340,693    $ 1,460,325    $ 1,264,069     $ 1,160,429       $ 185,215
----------------------------------------------------------------------------------------------------------------------


                                             MS UIF MID   OPPEN GLOBAL    OPPEN GLOBAL     OPPEN MAIN      PIMCO VIT
                                              CAP GRO,       SEC VA,     STRATEGIC INC   ST SM MID CAP     ALL ASSET,
DEC. 31, 2010 (CONTINUED)                      CL II          SERV          VA, SRV         VA, SERV       ADVISOR CL
 ASSETS
Investments, at fair value(1),(2)             $ 245,583      $ 590,210    $ 3,130,523       $ 273,420     $ 2,587,100
Dividends receivable                                 --             --             --              --          62,347
Accounts receivable from RiverSource Life
  of NY for contract purchase payments            1,718             13             --              --              --
Receivable for share redemptions                    182            438          4,516             204           4,013
----------------------------------------------------------------------------------------------------------------------
Total assets                                    247,483        590,661      3,135,039         273,624       2,653,460
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  183            437          2,425             205           1,961
    Contract terminations                            --             --          2,091              --           2,052
Payable for investments purchased                 1,718             13             --              --          62,347
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                 1,901            450          4,516             205          66,360
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              245,419        590,083      3,130,420         273,283       2,586,995
Net assets applicable to seed money                 163            128            103             136             105
----------------------------------------------------------------------------------------------------------------------
Total net assets                              $ 245,582      $ 590,211    $ 3,130,523       $ 273,419     $ 2,587,100
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            20,448         19,647        551,148          15,624         232,862
(2) Investments, at cost                      $ 209,441      $ 542,640    $ 2,907,563       $ 221,852     $ 2,530,171
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  5

STATEMENTS OF ASSETS AND LIABILITIES

                                                  PUT VT GLOBAL     PUT VT       PUT VT        PUT VT       PUT VT
                                                    HLTH CARE,     HI YIELD,    INTL EQ,     MULTI-CAP     MULTI-CAP
DEC. 31, 2010 (CONTINUED)                             CL IB          CL IB        CL IB      GRO, CL IA   GRO, CL IB
 ASSETS
Investments, at fair value(1),(2)                    $ 197,211     $ 755,094    $ 127,966   $ 7,574,319    $ 351,678
Dividends receivable                                        --            --           --            --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           150         2,126           --            --           16
Receivable for share redemptions                           153           578           98         5,896          265
--------------------------------------------------------------------------------------------------------------------
Total assets                                           197,514       757,798      128,064     7,580,215      351,959
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         154           578           98         5,789          265
    Contract terminations                                   --            --           --           107           --
Payable for investments purchased                          150         2,126           --            --           16
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                          304         2,704           98         5,896          281
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                               197,115       754,972      127,853     7,574,198      351,597
Net assets applicable to seed money                         95           122          113           121           81
--------------------------------------------------------------------------------------------------------------------
Total net assets                                     $ 197,210     $ 755,094    $ 127,966   $ 7,574,319    $ 351,678
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   16,112       108,335       10,863       366,440       17,281
(2) Investments, at cost                             $ 184,833     $ 735,391    $ 132,306   $ 8,350,534    $ 311,678
--------------------------------------------------------------------------------------------------------------------


                                                      ROYCE       DISC ASSET   DISC ASSET    DISC ASSET   DISC ASSET
                                                    MICRO-CAP,      ALLOC,       ALLOC,        ALLOC,       ALLOC,
DEC. 31, 2010 (CONTINUED)                           INVEST CL        AGGR        CONSERV        MOD        MOD AGGR
 ASSETS
Investments, at fair value(1),(2)                  $ 4,243,883     $ 420,084    $ 317,183     $ 788,365    $ 268,228
Dividends receivable                                        --            --           --            --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            --            --           13            --           --
Receivable for share redemptions                         7,264            --           --            --           --
--------------------------------------------------------------------------------------------------------------------
Total assets                                         4,251,147       420,084      317,196       788,365      268,228
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       3,248           323          239           592          206
    Contract terminations                                4,016            --           --         5,806           77
Payable for investments purchased                           --            --           --            --           --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                        7,264           323          239         6,398          283
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             4,243,883       419,651      316,860       781,864      267,838
Net assets applicable to seed money                         --           110           97           103          107
--------------------------------------------------------------------------------------------------------------------
Total net assets                                   $ 4,243,883     $ 419,761    $ 316,957     $ 781,967    $ 267,945
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  348,430        42,648       29,616        77,979       26,850
(2) Investments, at cost                           $ 3,448,644     $ 366,615    $ 292,075     $ 693,219    $ 226,773
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                               DISC ASSET       COL VP          COL VP           COL VP          COL VP
                                                 ALLOC,          BAL,         CASH MGMT,        DIV BOND,      DIV EQ INC,
DEC. 31, 2010 (CONTINUED)                      MOD CONSERV       CL 3            CL 3             CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)                $ 202,069   $ 14,727,913     $ 4,566,690     $ 11,274,637    $ 13,569,550
Dividends receivable                                    --             --               1               --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --          1,660          18,116            6,221           1,506
Receivable for share redemptions                        --             --              --               --              --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                       202,069     14,729,573       4,584,807       11,280,858      13,571,056
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     156         11,258           3,439            8,664          10,415
    Contract terminations                               49             --              --               --              --
Payable for investments purchased                       --             --              --               --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      205         11,258           3,439            8,664          10,415
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 201,764     14,718,315       4,579,306       11,272,194      13,560,641
Net assets applicable to seed money                    100             --           2,062               --              --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $ 201,864   $ 14,718,315     $ 4,581,368     $ 11,272,194    $ 13,560,641
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               19,486      1,064,925       4,566,690        1,024,967       1,030,338
(2) Investments, at cost                         $ 175,150   $ 15,089,187     $ 4,565,259     $ 10,729,208    $ 13,179,139
--------------------------------------------------------------------------------------------------------------------------


                                                 COL VP         COL VP       COL VP GLOBAL       COL VP          COL VP
                                                 DYN EQ,     GLOBAL BOND,   INFLATION PROT   HI YIELD BOND,     INC OPP,
DEC. 31, 2010 (CONTINUED)                         CL 3           CL 3          SEC, CL 3          CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)             $ 20,712,320    $ 2,985,590       $ 981,993      $ 3,546,148       $ 658,878
Dividends receivable                                    --             --              --               --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  2,786          1,205              --            2,664              --
Receivable for share redemptions                        --             --              --               --              --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    20,715,106      2,986,795         981,993        3,548,812         658,878
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  15,847          2,301             751            2,755             505
    Contract terminations                               --             --           1,982               --           2,147
Payable for investments purchased                       --             --              --               --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   15,847          2,301           2,733            2,755           2,652
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              20,699,259      2,984,494         979,177        3,545,931         656,112
Net assets applicable to seed money                     --             --              83              126             114
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $ 20,699,259    $ 2,984,494       $ 979,260      $ 3,546,057       $ 656,226
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            1,072,066        255,179         102,934          511,710          61,520
(2) Investments, at cost                      $ 21,654,955    $ 2,841,021       $ 993,391      $ 3,272,638       $ 601,370
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  7

STATEMENTS OF ASSETS AND LIABILITIES

                                                COL VP MID      COL VP MID       COL VP          COL VP          COL VP
                                               CAP GRO OPP,    CAP VAL OPP,     S&P 500,    SHORT DURATION,   LG CAP GRO,
DEC. 31, 2010 (CONTINUED)                          CL 3            CL 3           CL 3            CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)               $ 655,655       $ 284,337     $ 4,712,425     $ 3,447,849     $ 1,704,509
Dividends receivable                                   --              --              --              --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    15              --              --           2,511              --
Receivable for share redemptions                       --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      655,670         284,337       4,712,425       3,450,360       1,704,509
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    504             221           3,599           2,641           1,296
    Contract terminations                              --              13             244              --             234
Payable for investments purchased                      --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     504             234           3,843           2,641           1,530
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                655,010         283,966       4,708,467       3,447,719       1,702,854
Net assets applicable to seed money                   156             137             115              --             125
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 655,166       $ 284,103     $ 4,708,582     $ 3,447,719     $ 1,702,979
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              45,124          25,967         547,320         332,483         249,928
(2) Investments, at cost                        $ 498,711       $ 259,407     $ 4,279,889     $ 3,394,585     $ 1,542,591
-------------------------------------------------------------------------------------------------------------------------


                                                  COL VP          COL VP         COL VP          COL VP            VP
                                              SELECT LG CAP   SELECT SM CAP    EMER MKTS       INTL OPP,         AGGR,
DEC. 31, 2010 (CONTINUED)                       VAL, CL 3       VAL, CL 3      OPP, CL 3          CL 3            CL 2
 ASSETS
Investments, at fair value(1),(2)                $ 51,404       $ 980,183     $ 3,583,595     $ 8,443,716     $ 1,416,651
Dividends receivable                                   --              --              --              --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --              --              --             743              --
Receivable for share redemptions                       --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       51,404         980,183       3,583,595       8,444,459       1,416,651
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     38             750           2,736           6,434           1,046
    Contract terminations                              --           1,005             391              --              --
Payable for investments purchased                      --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      38           1,755           3,127           6,434           1,046
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 51,244         978,285       3,580,298       8,438,025       1,415,594
Net assets applicable to seed money                   122             143             170              --              11
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $ 51,366       $ 978,428     $ 3,580,468     $ 8,438,025     $ 1,415,605
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               5,130          85,159         199,754         698,983         125,478
(2) Investments, at cost                         $ 41,983       $ 954,497     $ 2,850,039     $ 6,383,761     $ 1,278,703
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                       VP             VP             VP         VP DAVIS         VP GS
                                                      AGGR,        CONSERV,       CONSERV,     NY VENTURE,   MID CAP VAL,
DEC. 31, 2010 (CONTINUED)                             CL 4           CL 2           CL 4          CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)                 $ 14,682,846      $ 157,958   $ 2,026,999      $ 352,253     $ 136,980
Dividends receivable                                        --             --            --             --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         3,716             --            --             --            13
Receivable for share redemptions                            --             --            --             --            --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                        14,686,562        157,958     2,026,999        352,253       136,993
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      11,205            124         1,758            270           109
    Contract terminations                                   --             --            88          3,528            --
Payable for investments purchased                           --             --            --             --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       11,205            124         1,846          3,798           109
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                            14,675,346        157,824     2,025,142        348,335       136,755
Net assets applicable to seed money                         11             10            11            120           129
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $ 14,675,357      $ 157,834   $ 2,025,153      $ 348,455     $ 136,884
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                1,300,518         15,015       192,681         35,261        12,252
(2) Investments, at cost                          $ 12,902,376      $ 154,138   $ 1,938,943      $ 299,374     $ 110,035
-------------------------------------------------------------------------------------------------------------------------


                                                       VP             VP             VP            VP             VP
                                                      MOD,           MOD,        MOD AGGR,      MOD AGGR,    MOD CONSERV,
DEC. 31, 2010 (CONTINUED)                             CL 2           CL 4           CL 2          CL 4           CL 2
 ASSETS
Investments, at fair value(1),(2)                  $ 4,111,171   $ 38,048,566   $ 3,457,730   $ 44,252,186     $ 597,814
Dividends receivable                                        --             --            --             --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        18,738         11,938            --          7,387            --
Receivable for share redemptions                            --             --            --             --            --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                         4,129,909     38,060,504     3,457,730     44,259,573       597,814
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       2,833         28,914         2,348         33,342           453
    Contract terminations                                   --             --           272             --            69
Payable for investments purchased                           --             --            --             --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        2,833         28,914         2,620         33,342           522
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             4,127,065     38,031,590     3,455,110     44,226,231       597,281
Net assets applicable to seed money                         11             --            --             --            11
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $ 4,127,076   $ 38,031,590   $ 3,455,110   $ 44,226,231     $ 597,292
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  373,403      3,455,819       309,002      3,951,088        55,507
(2) Investments, at cost                           $ 3,879,318   $ 34,600,518   $ 3,252,157   $ 39,641,917     $ 569,515
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  9

STATEMENTS OF ASSETS AND LIABILITIES

                                                       VP MOD       VP PTNRS
                                                      CONSERV,    SM CAP VAL,    THIRD AVE       WANGER        WANGER
DEC. 31, 2010 (CONTINUED)                               CL 4          CL 3          VAL           INTL          USA
 ASSETS
Investments, at fair value(1),(2)                   $ 7,216,608    $ 670,155    $ 3,612,064   $ 5,562,804   $ 5,652,064
Dividends receivable                                         --           --             --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                             --           --          1,593         1,009            --
Receivable for share redemptions                             --           --          2,761         4,245         5,888
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          7,216,608      670,155      3,616,418     5,568,058     5,657,952
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        5,766          513          2,761         4,245         4,357
    Contract terminations                                    92        2,352             --            --         1,531
Payable for investments purchased                            --           --          1,593         1,009            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         5,858        2,865          4,354         5,254         5,888
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              7,210,739      667,154      3,612,064     5,562,606     5,651,926
Net assets applicable to seed money                          11          136             --           198           138
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $ 7,210,750    $ 667,290    $ 3,612,064   $ 5,562,804   $ 5,652,064
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   669,444       43,916        244,223       153,839       166,925
(2) Investments, at cost                            $ 6,705,360    $ 528,221    $ 4,409,695   $ 4,489,929   $ 4,642,286
-----------------------------------------------------------------------------------------------------------------------


                                                                     WF ADV        WF ADV        WF ADV        WF ADV
                                                                  VT CORE EQ,   VT INTL EQ,     VT OPP,      VT SM CAP
DEC. 31, 2010 (CONTINUED)                                             CL 2          CL 2          CL 2       GRO, CL 2
 ASSETS
Investments, at fair value(1),(2)                                  $ 754,754    $ 1,376,670     $ 247,483     $ 680,562
Dividends receivable                                                      --             --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                                          47            150            15            --
Receivable for share redemptions                                         578          1,051           188           527
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                         755,379      1,377,871       247,686       681,089
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                       578          1,051           189           525
    Contract terminations                                                 --             --            --             2
Payable for investments purchased                                         47            150            15            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        625          1,201           204           527
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                             754,627      1,376,423       247,342       680,406
Net assets applicable to seed money                                      127            247           140           156
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $ 754,754    $ 1,376,670     $ 247,482     $ 680,562
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                                 38,254        239,838        13,436        84,542
(2) Investments, at cost                                           $ 617,974    $ 1,004,705     $ 216,783     $ 586,796
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                      AB VPS       AB VPS        AB VPS       AC VP         AC VP
                                                    GRO & INC,    INTL VAL,   LG CAP GRO,     INTL,          VAL,
YEAR ENDED DEC. 31, 2010                               CL B         CL B          CL B         CL I          CL I
 INVESTMENT INCOME
Dividend income                                      $      --   $  103,869       $   338    $ 25,291     $   80,884
Variable account expenses                               10,614       37,505           855       8,737         32,942
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (10,614)      66,364          (517)     16,554         47,942
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                315,751    2,653,593        88,560     385,179        814,933
    Cost of investments sold                           417,922    3,190,984        85,153     387,420      1,057,215
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (102,171)    (537,391)        3,407      (2,241)      (242,282)
Distributions from capital gains                            --           --            --          --             --
Net change in unrealized appreciation or
  depreciation of investments                          242,725      287,867           883      79,466        615,761
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         140,554     (249,524)        4,290      77,225        373,479
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $ 129,940   $ (183,160)      $ 3,773    $ 93,779     $  421,421
---------------------------------------------------------------------------------------------------------------------


                                                     CALVERT       COL VP          CS        CS U.S.        EV VT
                                                      VP SRI       HI INC,     COMMODITY        EQ      FLOATING-RATE
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   BAL          CL 2         RETURN       FLEX I         INC
 INVESTMENT INCOME
Dividend income                                       $  5,243     $ 31,872      $ 46,299     $   669     $   57,082
Variable account expenses                                3,532        3,661         6,156       3,910         12,407
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          1,711       28,211        40,143      (3,241)        44,675
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                141,412      101,451       185,164      72,314      2,932,870
    Cost of investments sold                           153,887       94,697       230,505      69,850      2,705,503
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       (12,475)       6,754       (45,341)      2,464        227,367
Distributions from capital gains                            --           --            --          --             --
Net change in unrealized appreciation or
  depreciation of investments                           50,295        7,094       110,174      57,031       (128,414)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          37,820       13,848        64,833      59,495         98,953
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $ 39,531     $ 42,059     $ 104,976    $ 56,254     $  143,628
---------------------------------------------------------------------------------------------------------------------


                                                     FID VIP       FID VIP      FID VIP      FID VIP     FTVIPT FRANK
                                                   CONTRAFUND,   GRO & INC,     MID CAP,    OVERSEAS,    GLOBAL REAL
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SERV CL 2      SERV CL      SERV CL      SERV CL      EST, CL 2
 INVESTMENT INCOME
Dividend income                                     $   25,679   $   25,239    $   19,695    $ 24,053      $  68,425
Variable account expenses                               25,486       37,915        72,384      16,521         21,646
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            193      (12,676)      (52,689)      7,532         46,779
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              1,864,858      915,727     2,532,498     330,850        498,299
    Cost of investments sold                         1,961,603    1,054,096     2,417,719     394,256        841,926
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       (96,745)    (138,369)      114,779     (63,406)      (343,627)
Distributions from capital gains                         1,142           --        26,721       3,537             --
Net change in unrealized appreciation or
  depreciation of investments                          444,541      694,841     1,828,830     261,386        737,331
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         348,938      556,472     1,970,330     201,517        393,704
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $  349,131   $  543,796   $ 1,917,641   $ 209,049      $ 440,483
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  11

STATEMENTS OF OPERATIONS

                                            FTVIPT FRANK   FTVIPT MUTUAL    GS VIT MID   GS VIT STRUCTD   GS VIT STRUCTD
                                             SM CAP VAL,    SHARES SEC,      CAP VAL,      SM CAP EQ,        U.S. EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL 2            CL 2           INST           INST             INST
 INVESTMENT INCOME
Dividend income                                $ 15,013        $ 22,910     $   36,851       $  2,705         $  24,745
Variable account expenses                        17,812          12,819         55,207          4,314            15,669
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (2,799)         10,091        (18,356)        (1,609)            9,076
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         333,106         192,401      2,773,096        181,134           509,218
    Cost of investments sold                    357,749         214,376      3,208,499        207,401           617,421
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (24,643)        (21,975)      (435,403)       (26,267)         (108,203)
Distributions from capital gains                     --              --             --             --                --
Net change in unrealized appreciation or
  depreciation of investments                   518,459         157,227      1,698,227        156,008           289,215
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  493,816         135,252      1,262,824        129,741           181,012
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 491,017       $ 145,343    $ 1,244,468      $ 128,132         $ 190,088
------------------------------------------------------------------------------------------------------------------------


                                             INVESCO VI      INVESCO VI     INVESCO VI     INVESCO VI       INVESCO VI
                                              CAP APPR,       CAP DEV,       CORE EQ,       FIN SERV,        INTL GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            SER I          SER I          SER I           SER I           SER II
 INVESTMENT INCOME
Dividend income                                $  3,218        $     --     $  109,789       $    416        $   16,889
Variable account expenses                         3,777           3,195        102,534          4,007            23,420
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (559)         (3,195)         7,255         (3,591)           (6,531)
------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          93,368         187,251      1,884,250        255,467         4,986,154
    Cost of investments sold                    105,960         210,984      1,783,499        251,763         4,850,378
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (12,592)        (23,733)       100,751          3,704           135,776
Distributions from capital gains                     --              --             --             --                --
Net change in unrealized appreciation or
  depreciation of investments                    73,284          83,939        819,995         36,680          (412,108)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   60,692          60,206        920,746         40,384          (276,332)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 60,133        $ 57,011     $  928,001       $ 36,793       $  (282,863)
------------------------------------------------------------------------------------------------------------------------


                                             INVESCO VI     INVESCO VANK   JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
                                                TECH,       VI COMSTOCK,   ENTERPRISE,    GLOBAL TECH,        JANUS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            SER I          SER II          SERV           SERV             SERV
 INVESTMENT INCOME
Dividend income                                $     --      $    3,277       $     --       $     --        $    1,801
Variable account expenses                         2,207           8,929          4,143          9,822            21,862
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (2,207)         (5,652)        (4,143)        (9,822)          (20,061)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         101,227       2,391,234         71,142        238,059         5,844,977
    Cost of investments sold                     85,286       2,510,110         63,909        211,265         5,923,945
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    15,941        (118,876)         7,233         26,794           (78,968)
Distributions from capital gains                     --              --             --             --                --
Net change in unrealized appreciation or
  depreciation of investments                    32,447         148,986        102,133        218,187            21,879
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   48,388          30,110        109,366        244,981           (57,089)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 46,181      $   24,458      $ 105,223      $ 235,159        $  (77,150)
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                            JANUS ASPEN       MFS INV          MFS             MFS        MS UIF GLOBAL
                                             OVERSEAS,      GRO STOCK,       NEW DIS,       UTILITIES,      REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            SERV          SERV CL        SERV CL         SERV CL          CL II
 INVESTMENT INCOME
Dividend income                              $   30,034     $   24,876        $     --        $ 33,128      $   18,179
Variable account expenses                        49,998         37,186          11,960           9,807           4,701
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (19,964)       (12,310)        (11,960)         23,321          13,478
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       1,566,268      7,234,762         144,289         179,987       1,043,204
    Cost of investments sold                  1,323,517      6,265,128         129,752         191,870       1,052,408
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   242,751        969,634          14,537         (11,883)         (9,204)
Distributions from capital gains                     --             --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                   947,182       (935,994)        420,283         119,380          19,973
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                1,189,933         33,640         434,820         107,497          10,769
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 1,169,969     $   21,330       $ 422,860       $ 130,818      $   24,247
-----------------------------------------------------------------------------------------------------------------------


                                             MS UIF MID    OPPEN GLOBAL    OPPEN GLOBAL     OPPEN MAIN      PIMCO VIT
                                              CAP GRO,        SEC VA,     STRATEGIC INC   ST SM MID CAP     ALL ASSET,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL II           SERV          VA, SRV         VA, SERV       ADVISOR CL
 INVESTMENT INCOME
Dividend income                                 $    --        $ 4,088      $  711,080         $ 1,021      $  202,028
Variable account expenses                         1,559          3,911          45,178           2,064          30,598
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (1,559)           177         665,902          (1,043)        171,430
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          40,214         31,334       6,402,498          95,168       4,392,794
    Cost of investments sold                     38,622         31,189       6,546,788          85,098       4,398,944
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     1,592            145        (144,290)         10,070          (6,150)
Distributions from capital gains                     --             --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                    50,958         65,673          33,435          42,449         207,782
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   52,550         65,818        (110,855)         52,519         201,632
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 50,991       $ 65,995      $  555,047        $ 51,476      $  373,062
-----------------------------------------------------------------------------------------------------------------------


                                           PUT VT GLOBAL      PUT VT          PUT VT          PUT VT          PUT VT
                                             HLTH CARE,      HI YIELD,       INTL EQ,       MULTI-CAP       MULTI-CAP
PERIOD ENDED DEC. 31, 2010 (CONTINUED)         CL IB           CL IB          CL IB         GRO, CL IA    GRO, CL IB(1)
 INVESTMENT INCOME
Dividend income                                 $ 3,895       $ 63,599         $ 5,051      $   41,096         $    --
Variable account expenses                         1,774          7,244           1,238          62,666             790
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   2,121         56,355           3,813         (21,570)           (790)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          50,233        210,409          49,829       1,167,194          10,961
    Cost of investments sold                     49,208        217,528          57,165       1,501,274          10,695
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     1,025         (7,119)         (7,336)       (334,080)            266
Distributions from capital gains                     --             --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                    (1,523)        47,631          13,701       1,576,680          40,000
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (498)        40,512           6,365       1,242,600          40,266
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 1,623       $ 96,867        $ 10,178     $ 1,221,030        $ 39,476
-----------------------------------------------------------------------------------------------------------------------


(1) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  13

STATEMENTS OF OPERATIONS

                                                 ROYCE       DISC ASSET      DISC ASSET       DISC ASSET      DISC ASSET
                                               MICRO-CAP,      ALLOC,          ALLOC,           ALLOC,          ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           INVEST CL        AGGR           CONSERV            MOD          MOD AGGR
 INVESTMENT INCOME
Dividend income                                  $ 69,437       $     --        $     --         $     --       $     --
Variable account expenses                          34,104          3,289           2,195            5,930          2,437
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    35,333         (3,289)         (2,195)          (5,930)        (2,437)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           726,447        369,535         280,229          646,471        340,728
    Cost of investments sold                      706,947        367,306         267,845          642,514        329,340
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      19,500          2,229          12,384            3,957         11,388
Distributions from capital gains                       --             --              --               --             --
Net change in unrealized appreciation or
  depreciation of investments                     923,072         44,268          13,480           64,590         20,434
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    942,572         46,497          25,864           68,547         31,822
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 977,905       $ 43,208        $ 23,669         $ 62,617       $ 29,385
------------------------------------------------------------------------------------------------------------------------


                                               DISC ASSET      COL VP          COL VP           COL VP          COL VP
                                                 ALLOC,         BAL,         CASH MGMT,        DIV BOND,     DIV EQ INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          MOD CONSERV       CL 3            CL 3             CL 3            CL 3
 INVESTMENT INCOME
Dividend income                                  $     --    $        --      $      530      $   640,724    $        --
Variable account expenses                           1,686        129,596          47,886          144,139        137,259
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (1,686)      (129,596)        (47,356)         496,585       (137,259)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           193,979     19,103,522       9,007,742       38,508,934     31,782,579
    Cost of investments sold                      190,559     19,407,846       9,006,523       37,541,784     33,043,680
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       3,420       (304,324)          1,219          967,150     (1,261,101)
Distributions from capital gains                       --             --              --               --             --
Net change in unrealized appreciation or
  depreciation of investments                      14,516      1,992,309          (1,219)        (240,134)     3,200,987
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     17,936      1,687,985              --          727,016      1,939,886
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 16,250    $ 1,558,389      $  (47,356)     $ 1,223,601    $ 1,802,627
------------------------------------------------------------------------------------------------------------------------


                                                 COL VP        COL VP       COL VP GLOBAL       COL VP          COL VP
                                                DYN EQ,     GLOBAL BOND,   INFLATION PROT   HI YIELD BOND,     INC OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 3          CL 3          SEC, CL 3          CL 3            CL 3
 INVESTMENT INCOME
Dividend income                               $        --    $   168,250     $    23,535       $  336,739     $   68,292
Variable account expenses                         174,827         38,573          27,456           33,275         19,932
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (174,827)       129,677          (3,921)         303,464         48,360
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        26,778,899     10,770,357      13,663,572        4,394,924      9,619,197
    Cost of investments sold                   27,352,197     10,694,867      13,717,503        4,345,545      8,994,159
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (573,298)        75,490         (53,931)          49,379        625,038
Distributions from capital gains                       --             --           1,880               --             --
Net change in unrealized appreciation or
  depreciation of investments                   3,713,321       (106,089)        187,414           93,525       (486,330)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  3,140,023        (30,599)        135,363          142,904        138,708
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 2,965,196    $    99,078     $   131,442       $  446,368     $  187,068
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                               COL VP MID      COL VP MID      COL VP          COL VP          COL VP
                                              CAP GRO OPP,    CAP VAL OPP,    S&P 500,    SHORT DURATION,    LG CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 3            CL 3          CL 3            CL 3            CL 3
 INVESTMENT INCOME
Dividend income                                $       --        $     --    $       --      $   33,000      $       --
Variable account expenses                           6,092           2,520        39,652          33,166          13,784
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (6,092)         (2,520)      (39,652)           (166)        (13,784)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         1,029,097         420,338     5,334,863       6,090,549       1,888,264
    Cost of investments sold                      994,107         424,964     5,346,260       6,068,722       1,898,128
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      34,990          (4,626)      (11,397)         21,827          (9,864)
Distributions from capital gains                       --              --            --              --              --
Net change in unrealized appreciation or
  depreciation of investments                     110,958          60,590       625,378          56,215         259,560
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    145,948          55,964       613,981          78,042         249,696
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  139,856        $ 53,444    $  574,329      $   77,876      $  235,912
------------------------------------------------------------------------------------------------------------------------


                                                 COL VP          COL VP        COL VP          COL VP            VP
                                             SELECT LG CAP   SELECT SM CAP    EMER MKTS      INTL OPP,          AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)         VAL, CL 3       VAL, CL 3      OPP, CL 3         CL 3           CL 2(1)
 INVESTMENT INCOME
Dividend income                                   $    --      $       --    $   60,982      $  112,242        $     --
Variable account expenses                             322           7,614        35,534          70,828           4,304
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (322)         (7,614)       25,448          41,414          (4,304)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            51,569       1,162,712     7,511,897       8,152,043          74,837
    Cost of investments sold                       45,180       1,187,964     7,433,364       7,950,786          72,165
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       6,389         (25,252)       78,533         201,257           2,672
Distributions from capital gains                       --              --            --              --              --
Net change in unrealized appreciation or
  depreciation of investments                       2,571         235,275       307,060         718,799         137,948
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      8,960         210,023       385,593         920,056         140,620
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 8,638      $  202,409    $  411,041      $  961,470       $ 136,316
------------------------------------------------------------------------------------------------------------------------


(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                   VP              VP            VP           VP DAVIS          VP GS
                                                 AGGR,          CONSERV,      CONSERV,      NY VENTURE,     MID CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)          CL 4(1)         CL 2(1)        CL 4(1)          CL 3            CL 3
 INVESTMENT INCOME
Dividend income                                $       --         $    --    $       --     $        --        $     --
Variable account expenses                          78,827             495        12,324          23,402             868
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (78,827)           (495)      (12,324)        (23,402)           (868)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         1,040,694          36,272     1,124,832      13,272,390         107,621
    Cost of investments sold                      993,281          35,117     1,082,825      12,903,940         101,653
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      47,413           1,155        42,007         368,450           5,968
Distributions from capital gains                       --              --            --              --              --
Net change in unrealized appreciation or
  depreciation of investments                   1,780,470           3,820        88,056        (437,660)         18,170
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  1,827,883           4,975       130,063         (69,210)         24,138
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 1,749,056         $ 4,480    $  117,739     $   (92,612)       $ 23,270
------------------------------------------------------------------------------------------------------------------------



(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  15

STATEMENTS OF OPERATIONS

                                                       VP            VP            VP            VP            VP
                                                      MOD,          MOD,       MOD AGGR,     MOD AGGR,    MOD CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               CL 2(1)      CL 4(1)       CL 2(1)       CL 4(1)        CL 2(1)
 INVESTMENT INCOME
Dividend income                                      $     --    $       --      $     --    $       --        $    --
Variable account expenses                              10,574       211,782         7,595       232,622          1,811
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (10,574)     (211,782)       (7,595)     (232,622)        (1,811)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               256,592     3,489,761       944,866     1,747,462         35,288
    Cost of investments sold                          248,258     3,429,098       904,688     1,708,434         34,479
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        8,334        60,663        40,178        39,028            809
Distributions from capital gains                           --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                         231,853     3,448,048       205,573     4,610,269         28,299
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        240,187     3,508,711       245,751     4,649,297         29,108
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ 229,613   $ 3,296,929     $ 238,156   $ 4,416,675       $ 27,297
----------------------------------------------------------------------------------------------------------------------


(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                     VP MOD       VP PTNRS
                                                    CONSERV,    SM CAP VAL,    THIRD AVE       WANGER        WANGER
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               CL 4(1)        CL 3          VAL           INTL           USA
 INVESTMENT INCOME
Dividend income                                    $       --    $       --    $  133,677    $  123,236     $       --
Variable account expenses                              44,076        18,963        30,958        51,196         52,359
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (44,076)      (18,963)      102,719        72,040        (52,359)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             2,123,281     9,155,044       841,445     3,035,765      2,693,279
    Cost of investments sold                        2,030,616     8,761,325     1,154,474     2,981,161      2,629,630
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       92,665       393,719      (313,029)       54,604         63,649
Distributions from capital gains                           --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                         511,248       (22,137)      623,254       886,591      1,092,624
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        603,913       371,582       310,225       941,195      1,156,273
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $  559,837    $  352,619    $  412,944   $ 1,013,235    $ 1,103,914
----------------------------------------------------------------------------------------------------------------------


(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                                   WF ADV        WF ADV        WF ADV        WF ADV
                                                                VT CORE EQ,   VT INTL EQ,     VT OPP,       VT SM CAP
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                CL 2          CL 2          CL 2        GRO, CL 2
 INVESTMENT INCOME
Dividend income                                                    $  2,774      $ 10,053       $ 1,608       $     --
Variable account expenses                                             5,634        12,012         1,866          5,630
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2,860)       (1,959)         (258)        (5,630)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                              68,853       359,091        48,060        160,256
    Cost of investments sold                                         60,876       290,515        48,165        162,287
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      7,977        68,576          (105)        (2,031)
Distributions from capital gains                                         --        47,331            --             --
Net change in unrealized appreciation or
  depreciation of investments                                        94,680        80,307        44,934        148,125
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      102,657       196,214        44,829        146,094
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  $ 99,797     $ 194,255      $ 44,571      $ 140,464
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       AB VPS        AB VPS        AB VPS        AC VP        AC VP
                                                     GRO & INC,    INTL VAL,    LG CAP GRO,      INTL,        VAL,
YEAR ENDED DEC. 31, 2010                                CL B          CL B          CL B         CL I         CL I
 OPERATIONS
Investment income (loss) -- net                      $  (10,614)  $    66,364     $   (517)   $   16,554   $   47,942
Net realized gain (loss) on sales of investments       (102,171)     (537,391)       3,407        (2,241)    (242,282)
Distributions from capital gains                             --            --           --            --           --
Net change in unrealized appreciation or
  depreciation of investments                           242,725       287,867          883        79,466      615,761
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       129,940      (183,160)       3,773        93,779      421,421
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              143,180       625,774        9,837        65,709      302,361
Net transfers(1)                                       (230,746)   (2,404,054)     (39,275)     (100,129)    (311,296)
Transfers for policy loans                               (8,919)      (31,396)      (5,956)      (21,382)      18,146
Policy charges                                          (48,562)     (176,952)      (4,183)      (37,751)    (156,078)
Contract terminations:
    Surrender benefits                                  (25,840)     (196,613)      (4,139)     (194,179)    (366,421)
    Death benefits                                           --            --           --            --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (170,887)   (2,183,241)     (43,716)     (287,732)    (513,288)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,210,339     5,929,336      122,889     1,155,761    3,924,474
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,169,392   $ 3,562,935     $ 82,946    $  961,808   $3,832,607
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,121,047     4,117,206      142,378     1,253,521    2,628,411
Contract purchase payments                              131,111       451,518       11,597        71,108      198,025
Net transfers(1)                                       (207,916)   (1,882,525)     (48,672)     (112,256)    (210,801)
Transfers for policy loans                               (7,598)      (21,095)      (6,827)      (23,515)      11,061
Policy charges                                          (44,348)     (128,014)      (4,937)      (41,351)    (102,416)
Contract terminations:
    Surrender benefits                                  (23,408)     (143,644)      (5,297)     (221,744)    (240,401)
    Death benefits                                           --            --           --            --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        968,888     2,393,446       88,242       925,763    2,283,879
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                       CALVERT    COL VP        CS       CS U.S.       EV VT
                                                       VP SRI     HI INC,   COMMODITY      EQ      FLOATING-RATE
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     BAL       CL 2       RETURN     FLEX I         INC
 OPERATIONS
Investment income (loss) -- net                       $  1,711   $ 28,211    $ 40,143   $ (3,241)   $    44,675
Net realized gain (loss) on sales of investments       (12,475)     6,754     (45,341)     2,464        227,367
Distributions from capital gains                            --         --          --         --             --
Net change in unrealized appreciation or
  depreciation of investments                           50,295      7,094     110,174     57,031       (128,414)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            39,531     42,059     104,976     56,254        143,628
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              43,937     39,420      57,543     42,084        197,051
Net transfers(1)                                       (31,693)   (50,618)     22,780    (19,969)    (2,423,978)
Transfers for policy loans                               3,416     (3,345)    (16,654)    (8,064)        (9,574)
Policy charges                                         (25,760)   (15,909)    (24,281)   (21,405)       (56,535)
Contract terminations:
    Surrender benefits                                 (30,667)    (7,263)    (38,053)   (21,725)       (66,820)
    Death benefits                                          --         --          --         --             --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (40,767)   (37,715)      1,335    (29,079)    (2,359,856)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        384,347    407,205     673,786    443,987      2,740,100
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $383,111   $411,549    $780,097   $471,162    $   523,872
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 417,580    354,607     771,352    841,788      2,700,508
Contract purchase payments                              45,762     32,759      67,911     78,025        188,328
Net transfers(1)                                       (43,670)   (42,345)     25,255    (39,020)    (2,287,519)
Transfers for policy loans                               3,606     (2,652)    (18,968)   (13,553)        (8,740)
Policy charges                                         (26,980)   (13,162)    (28,526)   (39,948)       (54,013)
Contract terminations:
    Surrender benefits                                 (32,362)    (6,053)    (44,894)   (41,446)       (63,324)
    Death benefits                                          --         --          --         --             --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       363,936    323,154     772,130    785,846        475,240
----------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     FID VIP       FID VIP      FID VIP       FID VIP    FTVIPT FRANK
                                                   CONTRAFUND,   GRO & INC,     MID CAP,     OVERSEAS,    GLOBAL REAL
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SERV CL 2      SERV CL      SERV CL       SERV CL      EST, CL 2
 OPERATIONS
Investment income (loss) -- net                    $       193   $  (12,676)  $   (52,689)  $    7,532    $   46,779
Net realized gain (loss) on sales of investments       (96,745)    (138,369)      114,779      (63,406)     (343,627)
Distributions from capital gains                         1,142           --        26,721        3,537            --
Net change in unrealized appreciation or
  depreciation of investments                          444,541      694,841     1,828,830      261,386       737,331
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      349,131      543,796     1,917,641      209,049       440,483
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             322,044      387,536       518,939      151,853       314,925
Net transfers(1)                                    (1,339,342)    (507,273)   (1,526,068)    (128,205)     (217,567)
Transfers for policy loans                              (7,730)     (34,338)      (99,866)      (3,800)      (32,016)
Policy charges                                        (109,412)    (200,970)     (326,133)     (69,290)     (110,466)
Contract terminations:
    Surrender benefits                                (148,764)    (339,349)     (787,748)    (137,556)     (186,161)
    Death benefits                                          --           --            --           --            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,283,204)    (694,394)   (2,220,876)    (186,998)     (231,285)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      3,622,823    4,562,130     8,612,628    1,967,931     2,378,897
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 2,688,750   $4,411,532   $ 8,309,393   $1,989,982    $2,588,095
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               4,391,989    5,007,793     4,605,431    1,860,021     1,629,517
Contract purchase payments                             380,182      418,496       254,250      145,802       203,298
Net transfers(1)                                    (1,645,757)    (547,068)     (775,053)    (124,015)     (141,939)
Transfers for policy loans                              (8,250)     (37,290)      (47,903)      (3,621)      (20,612)
Policy charges                                        (129,241)    (217,123)     (159,676)     (66,408)      (71,312)
Contract terminations:
    Surrender benefits                                (176,522)    (364,508)     (392,319)    (133,129)     (119,830)
    Death benefits                                          --           --            --           --            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,812,401    4,260,300     3,484,730    1,678,650     1,479,122
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                            FTVIPT FRANK   FTVIPT MUTUAL    GS VIT MID   GS VIT STRUCTD   GS VIT STRUCTD
                                             SM CAP VAL,    SHARES SEC,      CAP VAL,      SM CAP EQ,        U.S. EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL 2            CL 2           INST           INST             INST
 OPERATIONS
Investment income (loss) -- net              $   (2,799)     $   10,091    $   (18,356)     $ (1,609)       $    9,076
Net realized gain (loss) on sales of
  investments                                   (24,643)        (21,975)      (435,403)      (26,267)         (108,203)
Distributions from capital gains                     --              --             --            --                --
Net change in unrealized appreciation or
  depreciation of investments                   518,459         157,227      1,698,227       156,008           289,215
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     491,017         145,343      1,244,468       128,132           190,088
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      193,594         187,666        626,350        32,332           191,454
Net transfers(1)                               (129,640)         33,521     (2,333,810)      (44,956)         (223,101)
Transfers for policy loans                       18,107         (14,554)       (14,675)       (7,589)           (9,580)
Policy charges                                  (81,701)        (49,411)      (233,421)      (14,616)          (77,710)
Contract terminations:
    Surrender benefits                          (91,400)        (65,190)      (438,278)      (24,770)         (199,219)
    Death benefits                                   --              --             --            --                --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (91,040)         92,032     (2,393,834)      (59,599)         (318,156)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               1,877,536       1,349,841      7,106,999       472,382         1,896,216
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $2,277,513      $1,587,216    $ 5,957,633      $540,915        $1,768,148
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        1,039,047       1,055,895      3,665,483       409,279         2,340,532
Contract purchase payments                       99,536         143,670        303,064        25,829           231,543
Net transfers(1)                                (65,081)         25,908     (1,156,753)      (34,903)         (275,611)
Transfers for policy loans                        8,140         (10,591)        (7,450)       (5,526)          (11,469)
Policy charges                                  (42,064)        (37,704)      (112,777)      (11,651)          (94,812)
Contract terminations:
    Surrender benefits                          (47,711)        (50,485)      (210,906)      (19,722)         (243,081)
    Death benefits                                   --              --             --            --                --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                991,867       1,126,693      2,480,661       363,306         1,947,102
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI   INVESCO VI    INVESCO VI   INVESCO VI    INVESCO VI
                                                     CAP APPR,    CAP DEV,      CORE EQ,     FIN SERV,    INTL GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   SER I        SER I        SER I         SER I        SER II
 OPERATIONS
Investment income (loss) -- net                      $   (559)    $  (3,195)  $     7,255    $  (3,591)  $    (6,531)
Net realized gain (loss) on sales of investments      (12,592)      (23,733)      100,751        3,704       135,776
Distributions from capital gains                           --            --            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                          73,284        83,939       819,995       36,680      (412,108)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      60,133        57,011       928,001       36,793      (282,863)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             32,924        26,061       877,602       35,698       371,907
Net transfers(1)                                       (4,163)      (45,033)     (649,856)    (123,608)   (4,569,090)
Transfers for policy loans                             (3,223)          540       (77,541)       2,369        (3,747)
Policy charges                                        (19,886)      (14,542)     (644,329)     (21,258)      (97,432)
Contract terminations:
    Surrender benefits                                (19,810)      (67,729)     (997,068)     (30,948)     (128,172)
    Death benefits                                         --            --            --           --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (14,158)     (100,703)   (1,491,192)    (137,747)   (4,426,534)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       425,656       412,707    12,272,261      499,883     5,674,094
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $471,631     $ 369,015   $11,709,070    $ 398,929   $   964,697
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                714,711       368,659     7,109,892      879,466     6,941,525
Contract purchase payments                             53,944        22,377       506,010       61,147       456,190
Net transfers(1)                                      (20,090)      (44,168)     (375,540)    (212,590)   (6,062,046)
Transfers for policy loans                             (4,958)          862       (44,891)       3,954        (3,816)
Policy charges                                        (32,794)      (12,563)     (372,185)     (36,376)     (119,546)
Contract terminations:
    Surrender benefits                                (32,493)      (59,224)     (572,646)     (53,662)     (157,010)
    Death benefits                                         --            --            --           --            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      678,320       275,943     6,250,640      641,939     1,055,297
--------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                               INVESCO VI   INVESCO VANK   JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                                  TECH,     VI COMSTOCK,   ENTERPRISE,   GLOBAL TECH,      JANUS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SER I        SER II          SERV          SERV           SERV
 OPERATIONS
Investment income (loss) -- net                 $ (2,207)    $    (5,652)    $ (4,143)    $   (9,822)   $   (20,061)
Net realized gain (loss) on sales of
  investments                                     15,941        (118,876)       7,233         26,794        (78,968)
Distributions from capital gains                      --              --           --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     32,447         148,986      102,133        218,187         21,879
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       46,181          24,458      105,223        235,159        (77,150)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        23,461         147,049       35,974         99,475        363,991
Net transfers(1)                                 (22,640)     (2,193,491)     (39,572)       (15,348)    (5,392,520)
Transfers for policy loans                        (4,224)           (968)      (9,118)       (11,958)           315
Policy charges                                   (13,207)        (37,774)     (15,919)       (49,462)       (98,654)
Contract terminations:
    Surrender benefits                            (5,568)        (46,845)      (9,987)       (90,817)      (129,525)
    Death benefits                                    --              --           --             --             --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (22,178)     (2,132,029)     (38,622)       (68,110)    (5,256,393)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  226,770       2,351,167      462,001      1,102,264      5,851,322
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $250,773     $   243,596     $528,602     $1,269,313    $   517,779
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           183,088       3,178,323      664,593      2,011,152      7,008,793
Contract purchase payments                        18,738         193,534       49,050        171,985        431,527
Net transfers(1)                                 (15,627)     (2,972,634)     (55,860)       (32,557)    (6,622,994)
Transfers for policy loans                        (3,112)         (1,203)     (12,944)       (19,257)           704
Policy charges                                   (10,452)        (49,579)     (21,675)       (85,848)      (116,832)
Contract terminations:
    Surrender benefits                            (4,225)        (61,530)     (13,400)      (166,772)      (153,592)
    Death benefits                                    --              --           --             --             --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 168,410         286,911      609,764      1,878,703        547,606
-------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  JANUS ASPEN     MFS INV         MFS          MFS      MS UIF GLOBAL
                                                   OVERSEAS,     GRO STOCK,    NEW DIS,    UTILITIES,     REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  SERV        SERV CL       SERV CL      SERV CL        CL II
 OPERATIONS
Investment income (loss) -- net                    $  (19,964)  $   (12,310)  $  (11,960)  $   23,321    $    13,478
Net realized gain (loss) on sales of investments      242,751       969,634       14,537      (11,883)        (9,204)
Distributions from capital gains                           --            --           --           --             --
Net change in unrealized appreciation or
  depreciation of investments                         947,182      (935,994)     420,283      119,380         19,973
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,169,969        21,330      422,860      130,818         24,247
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            376,442       537,757      103,850      116,121         75,983
Net transfers(1)                                     (765,318)   (6,767,859)     120,991      (27,604)      (937,544)
Transfers for policy loans                                999         4,480       (6,631)       4,224            487
Policy charges                                       (171,612)     (150,260)     (46,738)     (50,974)       (19,914)
Contract terminations:
    Surrender benefits                               (393,457)     (200,871)     (37,180)     (59,118)       (29,225)
    Death benefits                                         --            --           --           --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (952,946)   (6,576,753)     134,292      (17,351)      (910,213)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     5,741,336     8,466,204    1,153,346    1,094,641      1,089,849
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $5,958,359   $ 1,910,781   $1,710,498   $1,208,108    $   203,883
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              3,449,260    12,188,123    1,169,054      483,851      1,622,408
Contract purchase payments                            209,617       768,005       96,553       50,757        110,235
Net transfers(1)                                     (457,381)   (9,986,375)     103,780      (13,511)    (1,413,294)
Transfers for policy loans                                 75         6,099       (5,720)       1,815            720
Policy charges                                        (95,502)     (214,785)     (43,024)     (22,325)       (28,819)
Contract terminations:
    Surrender benefits                               (218,266)     (286,295)     (34,403)     (25,888)       (41,034)
    Death benefits                                         --            --           --           --             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,887,803     2,474,772    1,286,240      474,699        250,216
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                              MS UIF MID   OPPEN GLOBAL    OPPEN GLOBAL     OPPEN MAIN     PIMCO VIT
                                               CAP GRO,       SEC VA,     STRATEGIC INC   ST SM MID CAP    ALL ASSET,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL II         SERV          VA, SRV         VA, SERV      ADVISOR CL
 OPERATIONS
Investment income (loss) -- net                $ (1,559)     $    177      $   665,902       $ (1,043)    $   171,430
Net realized gain (loss) on sales of
  investments                                     1,592           145         (144,290)        10,070          (6,150)
Distributions from capital gains                     --            --               --             --              --
Net change in unrealized appreciation or
  depreciation of investments                    50,958        65,673           33,435         42,449         207,782
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      50,991        65,995          555,047         51,476         373,062
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       17,395        42,718          533,012         51,653         346,616
Net transfers(1)                                 59,712       198,871       (5,497,064)       (48,460)     (3,075,756)
Transfers for policy loans                       (4,504)         (519)         (44,418)        (2,160)         25,234
Policy charges                                   (8,166)       (8,869)        (190,883)        (8,430)       (131,777)
Contract terminations:
    Surrender benefits                           (5,914)      (16,288)        (201,065)       (12,240)       (143,543)
    Death benefits                                   --            --               --             --              --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   58,523       215,913       (5,400,418)       (19,637)     (2,979,226)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 136,068       308,303        7,975,894        241,580       5,193,264
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $245,582      $590,211      $ 3,130,523       $273,419     $ 2,587,100
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          152,466       336,710        7,084,549        296,218       4,921,486
Contract purchase payments                       17,271        45,506          454,633         59,558         316,316
Net transfers(1)                                 58,471       206,481       (4,726,982)       (55,005)     (2,822,705)
Transfers for policy loans                       (4,555)         (643)         (36,631)        (2,361)         21,909
Policy charges                                   (8,187)       (9,410)        (161,935)        (9,709)       (119,305)
Contract terminations:
    Surrender benefits                           (5,563)      (16,420)        (169,062)       (13,807)       (129,210)
    Death benefits                                   --            --               --             --              --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                209,903       562,224        2,444,572        274,894       2,188,491
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     PUT VT GLOBAL     PUT VT     PUT VT      PUT VT         PUT VT
                                                       HLTH CARE,    HI YIELD,   INTL EQ,    MULTI-CAP     MULTI-CAP
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                   CL IB         CL IB       CL IB    GRO, CL IA   GRO, CL IB(2)
 OPERATIONS
Investment income (loss) -- net                         $  2,121     $  56,355   $  3,813   $  (21,570)     $   (790)
Net realized gain (loss) on sales of investments           1,025        (7,119)    (7,336)    (334,080)          266
Distributions from capital gains                              --            --         --           --            --
Net change in unrealized appreciation or
  depreciation of investments                             (1,523)       47,631     13,701    1,576,680        40,000
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          1,623        96,867     10,178    1,221,030        39,476
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                28,053        42,513     12,995      626,499         9,675
Net transfers(1)                                         (16,949)     (135,547)   (40,253)    (418,165)      306,284
Transfers for policy loans                                   470           860     (1,051)     (33,129)          152
Policy charges                                           (12,670)      (30,101)    (3,603)    (416,726)       (3,676)
Contract terminations:
    Surrender benefits                                    (9,989)      (64,281)    (5,140)    (630,128)         (233)
    Death benefits                                            --            --         --           --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (11,085)     (186,556)   (37,052)    (871,649)      312,202
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          206,672       844,783    154,840    7,224,938            --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $197,210     $ 755,094   $127,966   $7,574,319      $351,678
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   155,586       499,285    111,607    5,842,676            --
Contract purchase payments                                21,234        23,886      9,507      493,551         8,867
Net transfers(1)                                         (13,125)      (75,069)   (29,177)    (333,982)      305,689
Transfers for policy loans                                   358           482       (706)     (26,415)          144
Policy charges                                            (9,693)      (16,897)    (2,679)    (327,874)       (3,447)
Contract terminations:
    Surrender benefits                                    (8,166)      (36,840)    (3,980)    (493,089)         (222)
    Death benefits                                            --            --         --           --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         146,194       394,847     84,572    5,154,867       311,031
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.
(2) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                       ROYCE     DISC ASSET   DISC ASSET   DISC ASSET   DISC ASSET
                                                    MICRO-CAP,     ALLOC,       ALLOC,       ALLOC,       ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 INVEST CL      AGGR        CONSERV        MOD       MOD AGGR
 OPERATIONS
Investment income (loss) -- net                     $   35,333    $ (3,289)    $ (2,195)    $ (5,930)    $ (2,437)
Net realized gain (loss) on sales of investments        19,500       2,229       12,384        3,957       11,388
Distributions from capital gains                            --          --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                          923,072      44,268       13,480       64,590       20,434
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      977,905      43,208       23,669       62,617       29,385
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             241,591      41,666        8,492       24,759       71,314
Net transfers(1)                                      (293,695)     20,734      188,965      163,779      (57,424)
Transfers for policy loans                             (47,129)        887      (30,131)          40       (2,757)
Policy charges                                        (160,830)     (3,879)      (8,401)     (21,529)      (9,634)
Contract terminations:
    Surrender benefits                                (293,616)    (13,717)      (5,004)     (13,829)      (4,437)
    Death benefits                                          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (553,679)     45,691      153,921      153,220       (2,938)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      3,819,657     330,862      139,367      566,130      241,498
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $4,243,883    $419,761     $316,957     $781,967     $267,945
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,688,682     380,495      143,181      623,627      271,319
Contract purchase payments                             100,677      47,267        8,419       26,947       79,568
Net transfers(1)                                      (120,670)     22,825      192,775      173,732      (59,790)
Transfers for policy loans                             (20,118)        985      (29,021)          44       (3,104)
Policy charges                                         (66,909)     (4,380)      (8,295)     (23,140)     (10,672)
Contract terminations:
    Surrender benefits                                (123,401)    (14,302)      (4,880)     (13,992)      (4,564)
    Death benefits                                          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,458,261     432,890      302,179      787,218      272,757
------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   DISC ASSET      COL VP        COL VP        COL VP         COL VP
                                                     ALLOC,         BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              MOD CONSERV       CL 3          CL 3          CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                     $ (1,686)   $  (129,596)  $   (47,356)  $    496,585   $  (137,259)
Net realized gain (loss) on sales of investments       3,420       (304,324)        1,219        967,150    (1,261,101)
Distributions from capital gains                          --             --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                         14,516      1,992,309        (1,219)      (240,134)    3,200,987
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     16,250      1,558,389       (47,356)     1,223,601     1,802,627
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,767      1,269,660       814,848      1,580,980     1,714,848
Net transfers(1)                                      11,163     (1,092,049)   (1,241,973)   (13,014,118)   (8,169,389)
Transfers for policy loans                                76        (25,560)      227,353       (112,209)      (76,511)
Policy charges                                        (3,252)    (1,259,455)     (440,764)      (853,437)     (677,894)
Contract terminations:
    Surrender benefits                                    --       (868,279)     (756,948)      (869,779)   (1,075,353)
    Death benefits                                        --         (6,406)           --             --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         9,754     (1,982,089)   (1,397,484)   (13,268,563)   (8,284,299)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      175,860     15,142,015     6,026,208     23,317,156    20,042,313
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $201,864    $14,718,315   $ 4,581,368   $ 11,272,194   $13,560,641
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               187,757     16,348,093     5,369,185     16,784,928    13,914,611
Contract purchase payments                             1,824      1,341,482       729,457      1,101,449     1,163,690
Net transfers(1)                                      12,031     (1,153,803)   (1,109,306)    (9,055,547)   (5,700,593)
Transfers for policy loans                                80        (28,893)      203,893        (78,817)      (51,106)
Policy charges                                        (3,372)    (1,330,228)     (394,743)      (591,260)     (460,288)
Contract terminations:
    Surrender benefits                                    --       (923,030)     (680,548)      (600,875)     (734,965)
    Death benefits                                        --         (6,903)           --             --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     198,320     14,246,718     4,117,938      7,559,878     8,131,349
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                                   COL VP        COL VP       COL VP GLOBAL       COL VP          COL VP
                                                  DYN EQ,     GLOBAL BOND,   INFLATION PROT   HI YIELD BOND,     INC OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                CL 3          CL 3          SEC, CL 3          CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                 $  (174,827)   $   129,677     $    (3,921)     $  303,464     $    48,360
Net realized gain (loss) on sales of
  investments                                      (573,298)        75,490         (53,931)         49,379         625,038
Distributions from capital gains                         --             --           1,880              --              --
Net change in unrealized appreciation or
  depreciation of investments                     3,713,321       (106,089)        187,414          93,525        (486,330)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,965,196         99,078         131,442         446,368         187,068
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        2,108,108        420,322         430,223         296,589         316,012
Net transfers(1)                                 (1,406,966)    (3,540,549)     (5,720,482)       (514,787)     (4,596,169)
Transfers for policy loans                          (94,294)       (48,377)         (2,991)        (20,708)           (732)
Policy charges                                   (1,599,732)      (193,326)       (123,593)       (176,973)        (85,137)
Contract terminations:
    Surrender benefits                           (1,350,859)      (223,028)       (139,641)       (253,198)        (93,683)
    Death benefits                                   (8,606)        (6,456)             --              --              --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (2,352,349)    (3,591,414)     (5,556,484)       (669,077)     (4,459,709)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  20,086,412      6,476,830       6,404,302       3,768,766       4,928,867
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $20,699,259    $ 2,984,494     $   979,260      $3,546,057     $   656,226
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           31,889,606      3,798,628       5,530,610       2,312,317       4,065,093
Contract purchase payments                        3,244,718        244,064         368,543         172,933         254,206
Net transfers(1)                                 (2,205,837)    (2,112,191)     (4,852,609)       (295,502)     (3,692,459)
Transfers for policy loans                         (136,923)       (28,039)         (2,537)        (12,793)           (637)
Policy charges                                   (2,463,876)      (111,765)       (105,676)       (103,215)        (68,340)
Contract terminations:
    Surrender benefits                           (2,081,532)      (128,120)       (118,903)       (147,133)        (74,907)
    Death benefits                                  (13,527)        (3,652)             --              --              --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 28,232,629      1,658,925         819,428       1,926,607         482,956
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                COL VP MID     COL VP MID      COL VP          COL VP          COL VP
                                               CAP GRO OPP,   CAP VAL OPP,    S&P 500,    SHORT DURATION,   LG CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3           CL 3          CL 3            CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                  $  (6,092)     $ (2,520)    $  (39,652)     $     (166)     $  (13,784)
Net realized gain (loss) on sales of
  investments                                       34,990        (4,626)       (11,397)         21,827          (9,864)
Distributions from capital gains                        --            --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      110,958        60,590        625,378          56,215         259,560
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        139,856        53,444        574,329          77,876         235,912
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         100,632        39,782        486,487         344,312         182,050
Net transfers(1)                                  (255,650)      (35,610)      (329,481)       (586,131)        (65,599)
Transfers for policy loans                          (8,936)       (2,994)       (21,809)        (14,472)        (25,534)
Policy charges                                     (31,012)      (10,380)      (200,449)       (214,704)        (73,278)
Contract terminations:
    Surrender benefits                             (44,049)      (15,503)      (303,193)       (291,481)        (84,241)
    Death benefits                                      --            --             --              --              --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (239,015)      (24,705)      (368,445)       (762,476)        (66,602)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    754,325       255,364      4,502,698       4,132,319       1,533,669
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 655,166      $284,103     $4,708,582      $3,447,719      $1,702,979
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             584,111       297,991      5,285,780       3,379,453       2,922,586
Contract purchase payments                          72,768        44,462        556,833         277,910         337,561
Net transfers(1)                                  (190,501)      (37,222)      (380,001)       (473,738)       (128,022)
Transfers for policy loans                          (6,166)       (3,521)       (23,711)        (11,803)        (48,254)
Policy charges                                     (22,574)      (11,577)      (229,807)       (173,201)       (135,843)
Contract terminations:
    Surrender benefits                             (32,597)      (17,091)      (347,450)       (235,767)       (155,638)
    Death benefits                                      --            --             --              --              --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   405,041       273,042      4,861,644       2,762,854       2,792,390
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                     COL VP          COL VP         COL VP        COL VP         VP
                                                 SELECT LG CAP   SELECT SM CAP    EMER MKTS     INTL OPP,       AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             VAL, CL 3       VAL, CL 3      OPP, CL 3        CL 3        CL 2(2)
 OPERATIONS
Investment income (loss) -- net                     $  (322)        $ (7,614)    $    25,448   $    41,414   $   (4,304)
Net realized gain (loss) on sales of
  investments                                         6,389          (25,252)         78,533       201,257        2,672
Distributions from capital gains                         --               --              --            --           --
Net change in unrealized appreciation or
  depreciation of investments                         2,571          235,275         307,060       718,799      137,948
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     8,638          202,409         411,041       961,470      136,316
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            6,162           92,311         417,072       613,198       78,660
Net transfers(1)                                     (1,241)         (19,394)     (2,045,425)     (621,101)   1,209,541
Transfers for policy loans                           (2,065)          (5,630)        (37,648)      (36,904)        (507)
Policy charges                                       (2,073)         (34,670)       (152,368)     (485,022)      (8,405)
Contract terminations:
    Surrender benefits                               (1,539)         (39,370)       (176,531)     (501,065)          --
    Death benefits                                       --               --              --        (5,232)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (756)          (6,753)     (1,994,900)   (1,036,126)   1,279,289
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      43,484          782,772       5,164,327     8,512,681           --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $51,366         $978,428     $ 3,580,468   $ 8,438,025   $1,415,605
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               53,224          663,084       1,858,753    11,407,091           --
Contract purchase payments                            7,097           74,388         146,627       821,244       71,918
Net transfers(1)                                     (1,222)         (15,916)       (789,986)     (850,432)   1,198,104
Transfers for policy loans                           (2,351)          (4,180)        (12,623)      (49,769)        (260)
Policy charges                                       (2,382)         (27,344)        (53,541)     (648,031)      (7,955)
Contract terminations:
    Surrender benefits                               (1,730)         (30,453)        (63,068)     (672,102)          --
    Death benefits                                       --               --              --        (7,154)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     52,636          659,579       1,086,162    10,000,847    1,261,807
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.
(2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                         VP          VP          VP         VP DAVIS        VP GS
                                                       AGGR,      CONSERV,    CONSERV,    NY VENTURE,   MID CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                CL 4(2)      CL 2(2)     CL 4(2)        CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                     $   (78,827)  $   (495)  $  (12,324)  $   (23,402)    $   (868)
Net realized gain (loss) on sales of investments         47,413      1,155       42,007       368,450        5,968
Distributions from capital gains                             --         --           --            --           --
Net change in unrealized appreciation or
  depreciation of investments                         1,780,470      3,820       88,056      (437,660)      18,170
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,749,056      4,480      117,739       (92,612)      23,270
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,159,301      9,190      220,491       410,699       10,982
Net transfers(1)                                     12,293,227    147,546    1,795,501    (6,288,502)      38,839
Transfers for policy loans                              (34,327)        --      (23,237)        2,081          745
Policy charges                                         (281,998)    (3,382)     (66,920)      (98,385)      (1,055)
Contract terminations:
    Surrender benefits                                 (209,902)        --      (18,421)     (134,518)      (8,483)
    Death benefits                                           --         --           --            --           --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       12,926,301    153,354    1,907,414    (6,108,625)      41,028
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --         --           --     6,549,692       72,586
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $14,675,357   $157,834   $2,025,153   $   348,455     $136,884
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --         --           --     8,519,712       77,030
Contract purchase payments                            1,150,053      8,891      215,344       524,413       11,186
Net transfers(1)                                     12,443,790    145,364    1,829,076    (8,340,002)      40,771
Transfers for policy loans                              (32,498)        --      (23,073)        3,098          754
Policy charges                                         (277,004)    (3,278)     (65,724)     (125,481)      (1,041)
Contract terminations:
    Surrender benefits                                 (203,115)        --      (18,434)     (171,665)      (8,330)
    Death benefits                                           --         --           --            --           --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     13,081,226    150,977    1,937,189       410,075      120,370
--------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.
(2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                       VP            VP           VP            VP            VP
                                                      MOD,          MOD,       MOD AGGR,    MOD AGGR,    MOD CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               CL 2(2)      CL 4(2)       CL 2(2)      CL 4(2)        CL 2(2)
 OPERATIONS
Investment income (loss) -- net                    $  (10,574)  $  (211,782)  $   (7,595)  $  (232,622)    $ (1,811)
Net realized gain (loss) on sales of investments        8,334        60,663       40,178        39,028          809
Distributions from capital gains                           --            --           --            --           --
Net change in unrealized appreciation or
  depreciation of investments                         231,853     3,448,048      205,573     4,610,269       28,299
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     229,613     3,296,929      238,156     4,416,675       27,297
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            560,495     2,489,174      342,916     3,694,359       48,244
Net transfers(1)                                    3,512,498    34,900,475    2,919,963    38,014,710      561,968
Transfers for policy loans                            (57,638)     (173,221)      13,095      (204,155)        (265)
Policy charges                                        (60,228)   (1,044,022)     (37,909)     (873,709)     (19,706)
Contract terminations:
    Surrender benefits                                (57,664)   (1,413,426)     (21,111)     (821,649)     (20,246)
    Death benefits                                         --       (24,319)          --            --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      3,897,463    34,734,661    3,216,954    39,809,556      569,995
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --            --           --            --           --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $4,127,076   $38,031,590   $3,455,110   $44,226,231     $597,292
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --            --           --            --           --
Contract purchase payments                            524,662     2,431,409      327,981     3,586,384       46,842
Net transfers(1)                                    3,416,652    34,927,605    2,820,968    37,996,552      549,736
Transfers for policy loans                            (55,477)     (166,431)      13,480      (200,035)        (250)
Policy charges                                        (57,436)   (1,017,387)     (35,818)     (851,623)     (19,011)
Contract terminations:
    Surrender benefits                                (55,945)   (1,389,080)     (19,367)     (792,291)     (19,126)
    Death benefits                                         --       (23,324)          --            --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    3,772,456    34,762,792    3,107,244    39,738,987      558,191
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.
(2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       VP MOD       VP PTNRS
                                                      CONSERV,    SM CAP VAL,    THIRD AVE      WANGER        WANGER
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                 CL 4(2)        CL 3          VAL          INTL          USA
 OPERATIONS
Investment income (loss) -- net                      $  (44,076)  $   (18,963)  $  102,719   $    72,040   $   (52,359)
Net realized gain (loss) on sales of investments         92,665       393,719     (313,029)       54,604        63,649
Distributions from capital gains                             --            --           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                           511,248       (22,137)     623,254       886,591     1,092,624
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       559,837       352,619      412,944     1,013,235     1,103,914
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              594,553       320,873      278,150       620,918       636,625
Net transfers(1)                                      7,232,931    (4,333,950)    (340,023)   (2,448,730)   (2,258,797)
Transfers for policy loans                              (33,292)       (5,009)     (23,991)      (59,006)      (37,047)
Policy charges                                         (253,846)      (81,250)    (135,472)     (221,305)     (259,468)
Contract terminations:
    Surrender benefits                                 (889,433)     (107,164)    (437,992)     (342,802)     (431,630)
    Death benefits                                           --            --           --            --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        6,650,913    (4,206,500)    (659,328)   (2,450,925)   (2,350,317)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --     4,521,171    3,858,448     7,000,494     6,898,467
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $7,210,750   $   667,290   $3,612,064   $ 5,562,804   $ 5,652,064
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --     2,991,216    2,125,792     4,069,216     4,200,105
Contract purchase payments                              581,435       198,808      153,219       344,541       372,879
Net transfers(1)                                      7,272,298    (2,712,245)    (186,753)   (1,455,399)   (1,333,473)
Transfers for policy loans                              (31,753)       (2,974)     (13,271)      (32,788)      (21,512)
Policy charges                                         (247,939)      (50,263)     (74,768)     (122,442)     (151,936)
Contract terminations:
    Surrender benefits                                 (842,727)      (66,579)    (242,472)     (191,200)     (251,021)
    Death benefits                                           --            --           --            --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      6,731,314       357,963    1,761,747     2,611,928     2,815,042
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.
(2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS

                                                               WF ADV        WF ADV      WF ADV      WF ADV
                                                            VT CORE EQ,   VT INTL EQ,    VT OPP,   VT SM CAP
YEAR ENDED DEC. 31, 2010 (CONTINUED)                            CL 2          CL 2        CL 2     GRO, CL 2
 OPERATIONS
Investment income (loss) -- net                               $ (2,860)    $   (1,959)  $   (258)   $ (5,630)
Net realized gain (loss) on sales of investments                 7,977         68,576       (105)     (2,031)
Distributions from capital gains                                    --         47,331         --          --
Net change in unrealized appreciation or depreciation of
  investments                                                   94,680         80,307     44,934     148,125
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    99,797        194,255     44,571     140,464
------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                     116,592        107,826     25,890      90,517
Net transfers(1)                                                75,361       (176,931)    21,220     (87,731)
Transfers for policy loans                                      (1,818)        (5,749)       192        (926)
Policy charges                                                 (23,534)       (46,059)    (6,566)    (22,117)
Contract terminations:
    Surrender benefits                                         (18,357)      (117,031)   (12,458)    (26,476)
    Death benefits                                                  --             --         --          --
------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 148,244       (237,944)    28,278     (46,733)
------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                506,713      1,420,359    174,633     586,831
------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $754,754     $1,376,670   $247,482    $680,562
------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         366,186      1,100,741    120,740     348,901
Contract purchase payments                                      82,143         82,190     16,903      49,760
Net transfers(1)                                                56,026       (128,481)    14,051     (49,637)
Transfers for policy loans                                      (1,089)        (4,489)        99        (439)
Policy charges                                                 (16,701)       (35,140)    (4,257)    (12,311)
Contract terminations:
    Surrender benefits                                         (12,773)       (90,790)    (8,011)    (14,205)
    Death benefits                                                  --             --         --          --
------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               473,792        924,031    139,525     322,069
------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        AB VPS       AB VPS       AB VPS        AC VP        AC VP
                                                       GRO &INC,    INTL VAL,   LG CAPGRO,      INTL,        VAL,
YEAR ENDED DEC. 31, 2009                                 CL B         CL B         CL B         CL I         CL I
 OPERATIONS
Investment income (loss) -- net                       $   28,303   $   11,891    $   (779)   $   12,170   $  173,513
Net realized gain (loss) on sales of investments         (66,802)    (327,145)     (4,176)      (35,617)    (378,298)
Distributions from capital gains                              --           --          --            --           --
Net change in unrealized appreciation or
  depreciation of investments                            233,927    2,000,918      32,113       325,614      834,220
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             195,428    1,685,664      27,158       302,167      629,435
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               173,076      987,999      14,322        79,123      341,530
Net transfers(1)                                         (38,131)     303,922      31,665      (126,634)    (399,429)
Transfers for policy loans                                (4,054)     (32,982)     (1,679)      (20,608)       1,482
Policy charges                                           (53,916)    (246,345)     (4,931)      (46,325)    (171,902)
Contract terminations:
    Surrender benefits                                   (13,432)    (173,217)     (7,467)      (39,712)    (225,364)
    Death benefits                                            --           --          --        (2,136)      (3,413)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            63,543      839,377      31,910      (156,292)    (457,096)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          951,368    3,404,295      63,821     1,009,886    3,752,135
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,210,339   $5,929,336    $122,889    $1,155,761   $3,924,474
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,051,093    3,147,661     100,555     1,452,133    2,985,233
Contract purchase payments                               188,060      867,218      21,141       107,794      273,907
Net transfers(1)                                         (40,221)     485,331      42,653      (168,475)    (313,326)
Transfers for policy loans                                (4,902)     (26,589)     (2,642)      (24,855)        (740)
Policy charges                                           (57,849)    (212,892)     (7,153)      (62,099)    (137,616)
Contract terminations:
    Surrender benefits                                   (15,134)    (143,523)    (12,176)      (47,819)    (176,222)
    Death benefits                                            --           --          --        (3,158)      (2,825)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,121,047    4,117,206     142,378     1,253,521    2,628,411
--------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                       CALVERT     COL VP        CS       CS U.S.       EV VT
                                                        VP SRI     HI INC,   COMMODITY      EQ      FLOATING-RATE
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     BAL        CL 2       RETURN     FLEX I         INC
 OPERATIONS
Investment income (loss) -- net                       $   3,857   $ 32,277    $ 61,469   $    256     $   75,987
Net realized gain (loss) on sales of investments        (33,969)    (3,765)    (66,897)   (21,648)        (9,120)
Distributions from capital gains                             --         --          --         --             --
Net change in unrealized appreciation or
  depreciation of investments                           124,121     84,133     107,535     90,659        529,637
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             94,009    112,645     102,107     69,267        596,504
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               52,784     45,476      73,715     34,084        325,478
Net transfers(1)                                       (106,837)   100,719     175,748    138,924        953,973
Transfers for policy loans                                2,782     (4,919)     (8,636)    (1,364)       (11,205)
Policy charges                                          (23,638)   (14,710)    (21,712)   (14,199)       (92,859)
Contract terminations:
    Surrender benefits                                  (34,956)    (8,306)    (35,515)   (14,528)       (83,767)
    Death benefits                                           --         --          --         --             --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (109,865)   118,260     183,600    142,917      1,091,620
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         400,203    176,300     388,079    231,803      1,051,976
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 384,347   $407,205    $673,786   $443,987     $2,740,100
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  540,034    219,022     526,119    543,121      1,484,244
Contract purchase payments                               65,268     47,212      96,265     78,549        356,448
Net transfers(1)                                       (119,769)   117,677     232,049    284,561      1,064,242
Transfers for policy loans                                3,840     (4,623)    (10,795)    (2,727)       (12,790)
Policy charges                                          (29,568)   (14,985)    (28,522)   (31,794)      (102,372)
Contract terminations:
    Surrender benefits                                  (42,225)    (9,696)    (43,764)   (29,922)       (89,264)
    Death benefits                                           --         --          --         --             --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        417,580    354,607     771,352    841,788      2,700,508
-----------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     FID VIP       FID VIP      FID VIP       FID VIP    FTVIPT FRANK
                                                   CONTRAFUND,   GRO & INC,     MID CAP,     OVERSEAS,    GLOBAL REAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SERV CL 2      SERV CL      SERV CL       SERV CL      EST, CL 2
 OPERATIONS
Investment income (loss) -- net                    $     2,981   $    2,985   $   (26,234)  $   20,342    $  246,466
Net realized gain (loss) on sales of investments    (1,020,400)    (334,895)     (434,868)    (202,775)     (493,733)
Distributions from capital gains                           881           --        38,719        5,835            --
Net change in unrealized appreciation or
  depreciation of investments                        2,042,620    1,326,677     2,989,282      587,491       630,539
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,026,082      994,767     2,566,899      410,893       383,272
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             693,601      473,712       678,356      197,538       381,854
Net transfers(1)                                    (1,903,952)    (644,341)   (1,244,370)    (302,947)     (330,830)
Transfers for policy loans                             (13,575)     (31,165)      (45,267)       9,186        (9,873)
Policy charges                                        (184,516)    (223,270)     (385,550)     (81,774)     (115,529)
Contract terminations:
    Surrender benefits                                (118,568)    (185,839)     (418,861)     (99,883)      (66,697)
    Death benefits                                          --       (6,277)       (3,022)      (2,380)           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,527,010)    (617,180)   (1,418,714)    (280,260)     (141,075)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      4,123,751    4,184,543     7,464,443    1,837,298     2,136,700
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 3,622,823   $4,562,130   $ 8,612,628   $1,967,931    $2,378,897
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               6,711,554    5,788,809     5,538,647    2,176,141     1,727,381
Contract purchase payments                           1,078,760      628,707       449,391      230,155       335,208
Net transfers(1)                                    (2,920,395)    (837,254)     (827,748)    (348,121)     (267,532)
Transfers for policy loans                             (17,584)     (37,663)      (30,200)      10,288        (7,024)
Policy charges                                        (285,070)    (294,093)     (255,418)     (94,834)     (100,431)
Contract terminations:
    Surrender benefits                                (175,276)    (231,924)     (267,606)    (111,354)      (58,085)
    Death benefits                                          --       (8,789)       (1,635)      (2,254)           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     4,391,989    5,007,793     4,605,431    1,860,021     1,629,517
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                            FTVIPT FRANK   FTVIPT MUTUAL   GS VIT MID   GS VIT STRUCTD   GS VIT STRUCTD
                                             SM CAP VAL,    SHARES SEC,     CAP VAL,      SM CAP EQ,        U.S. EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 2            CL 2          INST           INST             INST
 OPERATIONS
Investment income (loss) -- net              $   12,271      $   13,456    $   57,052      $  1,188        $   19,383
Net realized gain (loss) on sales of
  investments                                  (135,959)        (92,678)     (544,495)      (58,920)         (240,422)
Distributions from capital gains                 74,384              --            --            --                --
Net change in unrealized appreciation or
  depreciation of investments                   472,908         363,688     2,241,755       166,827           547,105
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     423,604         284,466     1,754,312       109,095           326,066
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      250,637         233,680       910,630        45,792           254,184
Net transfers(1)                               (278,685)        (96,803)     (841,140)      (25,099)         (335,259)
Transfers for policy loans                        6,521          (2,937)      (31,345)       (6,677)          (34,827)
Policy charges                                  (87,432)        (55,883)     (286,574)      (17,713)          (97,429)
Contract terminations:
    Surrender benefits                          (39,317)        (32,091)     (271,691)      (20,150)         (103,940)
    Death benefits                                   --              --            --            --                --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (148,276)         45,966      (520,120)      (23,847)         (317,271)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               1,602,208       1,019,409     5,872,807       387,134         1,887,421
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $1,877,536      $1,349,841    $7,106,999      $472,382        $1,896,216
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        1,135,002         996,191     3,997,017       424,504         2,797,159
Contract purchase payments                      172,737         219,969       586,376        49,651           373,797
Net transfers(1)                               (187,730)        (78,241)     (545,275)      (19,793)         (489,724)
Transfers for policy loans                        3,311          (1,985)      (20,930)       (6,361)          (49,029)
Policy charges                                  (59,647)        (51,937)     (183,989)      (19,116)         (143,288)
Contract terminations:
    Surrender benefits                          (24,626)        (28,102)     (167,716)      (19,606)         (148,383)
    Death benefits                                   --              --            --            --                --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              1,039,047       1,055,895     3,665,483       409,279         2,340,532
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI   INVESCO VI    INVESCO VI   INVESCO VI   INVESCO VI
                                                     CAP APPR,    CAP DEV,      CORE EQ,     FIN SERV,    INTL GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   SER I        SER I        SER I         SER I       SER II
 OPERATIONS
Investment income (loss) -- net                      $ (1,116)    $ (3,506)   $    99,815    $ 10,792    $   35,385
Net realized gain (loss) on sales of investments      (39,467)     (44,689)      (199,891)     (9,841)      (49,653)
Distributions from capital gains                           --           --             --          --            --
Net change in unrealized appreciation or
  depreciation of investments                         112,720      185,699      2,819,670     115,479     1,212,932
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      72,137      137,504      2,719,594     116,430     1,198,664
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             43,693       33,749      1,019,054      52,645       594,095
Net transfers(1)                                      (36,476)     (76,512)      (830,155)    227,672     2,549,143
Transfers for policy loans                             (5,449)        (507)       (49,709)    (11,035)      (24,184)
Policy charges                                        (22,167)     (19,234)      (687,434)    (17,486)     (149,212)
Contract terminations:
    Surrender benefits                                (30,121)     (19,053)      (873,624)    (17,108)     (107,113)
    Death benefits                                         --           --             --          --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (50,520)     (81,557)    (1,421,868)    234,688     2,862,729
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       404,039      356,760     10,974,535     148,765     1,612,701
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $425,656     $412,707    $12,272,261    $499,883    $5,674,094
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                814,239      449,891      8,084,230     330,629     2,637,684
Contract purchase payments                             85,753       37,658        711,177     119,645       849,979
Net transfers(1)                                      (74,804)     (77,850)      (588,611)    531,675     3,849,789
Transfers for policy loans                             (9,034)        (468)       (32,445)    (21,151)      (34,498)
Policy charges                                        (43,509)     (21,556)      (479,799)    (37,950)     (213,384)
Contract terminations:
    Surrender benefits                                (57,934)     (19,016)      (584,660)    (43,382)     (148,045)
    Death benefits                                         --           --             --          --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      714,711      368,659      7,109,892     879,466     6,941,525
-------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS

                                               INVESCO VI   INVESCO VANK   JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                                  TECH,     VI COMSTOCK,   ENTERPRISE,   GLOBAL TECH,      JANUS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SER I        SER II          SERV          SERV           SERV
 OPERATIONS
Investment income (loss) -- net                 $ (1,224)    $   76,604     $  (3,810)    $   (6,791)    $  (22,881)
Net realized gain (loss) on sales of
  investments                                     (1,515)      (291,785)      (18,612)       (30,431)       (89,038)
Distributions from capital gains                      --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     63,681        716,618       176,737        349,909      1,528,883
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       60,942        501,437       154,315        312,687      1,416,964
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        16,947        411,227        44,210         81,880        833,616
Net transfers(1)                                 109,055       (364,583)      (82,319)       251,756        464,999
Transfers for policy loans                        (4,178)       (17,259)       (9,880)       (12,399)       (31,813)
Policy charges                                    (7,306)       (93,058)      (18,261)       (45,790)      (200,747)
Contract terminations:
    Surrender benefits                            (3,250)       (66,617)      (16,884)       (21,742)      (138,345)
    Death benefits                                    --             --            --             --             --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   111,268       (130,290)      (83,134)       253,705        927,710
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   54,560      1,980,020       390,820        535,872      3,506,648
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $226,770     $2,351,167     $ 462,001     $1,102,264     $5,851,322
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            68,740      3,406,284       805,063      1,520,520      5,661,867
Contract purchase payments                        16,737        697,808        81,916        188,233      1,211,803
Net transfers(1)                                 111,805       (633,895)     (142,312)       480,240        665,812
Transfers for policy loans                        (3,718)       (27,094)      (16,788)       (24,849)       (45,094)
Policy charges                                    (7,145)      (156,438)      (33,620)      (107,329)      (291,728)
Contract terminations:
    Surrender benefits                            (3,331)      (108,342)      (29,666)       (45,663)      (193,867)
    Death benefits                                    --             --            --             --             --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 183,088      3,178,323       664,593      2,011,152      7,008,793
-------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  JANUS ASPEN     MFS INV         MFS          MFS      MS UIF GLOBAL
                                                   OVERSEAS,     GRO STOCK,    NEW DIS,    UTILITIES,     REAL EST,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SERV        SERV CL       SERV CL      SERV CL        CL II
 OPERATIONS
Investment income (loss) -- net                    $  (23,132)  $   (33,341)  $   (8,154)  $   29,790     $   (8,692)
Net realized gain (loss) on sales of investments     (137,490)      (11,739)     (45,470)     (40,522)      (174,271)
Distributions from capital gains                      130,882            --           --           --             --
Net change in unrealized appreciation or
  depreciation of investments                       2,600,214     1,789,219      493,840      267,989        521,866
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,570,474     1,744,139      440,216      257,257        338,903
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            437,921       680,621       99,027      124,970        186,098
Net transfers(1)                                     (356,766)    5,268,321       76,749      114,120       (287,406)
Transfers for policy loans                             (9,401)      (36,930)     (24,028)     (11,453)        (7,379)
Policy charges                                       (187,092)     (176,349)     (44,540)     (49,181)       (46,392)
Contract terminations:
    Surrender benefits                               (255,606)     (143,576)     (62,337)     (18,135)       (28,461)
    Death benefits                                     (2,484)       (2,751)          --           --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (373,428)    5,589,336       44,871      160,321       (183,540)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     3,544,290     1,132,729      668,259      677,063        934,486
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $5,741,336   $ 8,466,204   $1,153,346   $1,094,641     $1,089,849
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              3,778,998     2,247,972    1,093,802      394,229      1,949,626
Contract purchase payments                            362,875     1,108,346      136,651       68,030        373,215
Net transfers(1)                                     (330,840)    9,414,668      110,411       63,308       (539,572)
Transfers for policy loans                            (17,046)      (60,496)     (32,001)      (5,585)       (15,043)
Policy charges                                       (149,812)     (288,322)     (60,942)     (26,444)       (92,531)
Contract terminations:
    Surrender benefits                               (192,217)     (228,479)     (78,867)      (9,687)       (53,287)
    Death benefits                                     (2,698)       (5,566)          --           --             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    3,449,260    12,188,123    1,169,054      483,851      1,622,408
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS

                                              MS UIF MID   OPPEN GLOBAL    OPPEN GLOBAL     OPPEN MAIN     PIMCO VIT
                                               CAP GRO,       SEC VA,     STRATEGIC INC   ST SM MID CAP   ALL ASSET,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL II         SERV          VA, SRV         VA, SERV     ADVISOR CL
 OPERATIONS
Investment income (loss) -- net                $  (1,125)    $  1,825       $  (45,314)      $   (396)    $  276,883
Net realized gain (loss) on sales of
  investments                                    (59,903)     (16,344)         (49,060)       (22,871)      (179,390)
Distributions from capital gains                      --        3,902            4,666             --             --
Net change in unrealized appreciation or
  depreciation of investments                    113,652       72,278        1,196,820         69,057        716,280
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       52,624       61,661        1,107,112         45,790        813,773
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        21,761       40,771          986,000         46,534        737,486
Net transfers(1)                                 (63,900)      66,083          966,669         26,025        139,648
Transfers for policy loans                        (1,037)       1,601          (23,608)        (3,265)       (15,906)
Policy charges                                    (7,225)      (5,731)        (312,830)        (7,921)      (197,661)
Contract terminations:
    Surrender benefits                              (795)      (9,447)        (202,480)        (1,124)      (133,582)
    Death benefits                                    --           --               --             --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (51,196)      93,277        1,413,751         60,249        529,985
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  134,640      153,365        5,455,031        135,541      3,849,506
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 136,068     $308,303       $7,975,894       $241,580     $5,193,264
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           235,395      231,407        5,685,819        225,555      4,390,178
Contract purchase payments                        31,989       52,080          969,918         73,376        785,324
Net transfers(1)                                (101,719)      71,507          955,444         15,489        111,972
Transfers for policy loans                        (1,354)       2,147          (23,413)        (4,220)       (17,171)
Policy charges                                   (10,739)      (7,804)        (308,343)       (12,399)      (210,559)
Contract terminations:
    Surrender benefits                            (1,106)     (12,627)        (194,876)        (1,583)      (138,258)
    Death benefits                                    --           --               --             --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 152,466      336,710        7,084,549        296,218      4,921,486
--------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     PUT VT GLOBAL     PUT VT     PUT VT      PUT VT        ROYCE
                                                       HLTH CARE,    HI YIELD,   INTL EQ,    MULTI-CAP   MICRO-CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     CL IB         CL IB       CL IB    GRO, CL IA    INVEST CL
 OPERATIONS
Investment income (loss) -- net                         $ 20,254     $  73,444   $ (1,052)  $  (14,460)  $  (28,752)
Net realized gain (loss) on sales of investments          (8,090)      (40,811)   (32,665)    (696,157)    (237,513)
Distributions from capital gains                              --            --         --           --           --
Net change in unrealized appreciation or
  depreciation of investments                             33,807       267,673     60,704    2,514,386    1,722,548
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         45,971       300,306     26,987    1,803,769    1,456,283
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                42,215        50,946     12,765      747,490      292,781
Net transfers(1)                                         (22,215)      (89,453)    21,215     (576,840)    (363,186)
Transfers for policy loans                                (3,425)       (3,561)     1,601      (31,399)     (16,084)
Policy charges                                           (14,270)      (34,089)    (4,295)    (441,406)    (168,664)
Contract terminations:
    Surrender benefits                                   (10,483)      (24,307)      (561)    (552,249)    (192,945)
    Death benefits                                            --            --         --           --           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (8,178)     (100,464)    30,725     (854,404)    (448,098)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          168,879       644,941     97,128    6,275,573    2,811,472
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $206,672     $ 844,783   $154,840   $7,224,938   $3,819,657
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   158,840       567,407     86,531    6,663,324    1,946,984
Contract purchase payments                                37,282        36,591     10,958      735,616      176,497
Net transfers(1)                                         (15,800)      (61,511)    16,864     (571,009)    (215,329)
Transfers for policy loans                                (3,190)       (2,361)     1,521      (27,478)      (9,379)
Policy charges                                           (12,556)      (24,590)    (3,771)    (432,170)    (100,486)
Contract terminations:
    Surrender benefits                                    (8,990)      (16,251)      (496)    (525,607)    (109,605)
    Death benefits                                            --            --         --           --           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         155,586       499,285    111,607    5,842,676    1,688,682
-------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS

                                                  DISC ASSET   DISC ASSET   DISC ASSET   DISC ASSET    DISC ASSET
                                                    ALLOC,       ALLOC,       ALLOC,       ALLOC,        ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 AGGR        CONSERV        MOD       MOD AGGR    MOD CONSERV
 OPERATIONS
Investment income (loss) -- net                    $ (1,975)    $   (768)    $ (3,768)    $ (1,462)     $   (745)
Net realized gain (loss) on sales of investments       (709)       2,578      (12,377)        (413)          276
Distributions from capital gains                         --           --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                        51,030       13,569       99,012       38,300        12,303
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    48,346       15,379       82,867       36,425        11,834
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           27,868        3,902      155,058       55,514         1,448
Net transfers(1)                                    107,474      119,765       84,161      100,950       140,380
Transfers for policy loans                               94       (2,097)          20      (12,160)           95
Policy charges                                       (2,952)      (4,023)     (14,945)      (8,519)       (2,826)
Contract terminations:
    Surrender benefits                                 (287)      (5,041)     (40,860)      (6,133)           --
    Death benefits                                       --           --           --           --            --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      132,197      112,506      183,434      129,652       139,097
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     150,319       11,482      299,829       75,421        24,929
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $330,862     $139,367     $566,130     $241,498      $175,860
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              212,167       13,670      395,198      102,653        31,384
Contract purchase payments                           36,008        4,282      199,078       72,699         1,571
Net transfers(1)                                    136,474      137,626      102,146      130,298       158,026
Transfers for policy loans                              112       (2,237)          22      (15,603)          101
Policy charges                                       (3,916)      (4,411)     (18,674)     (11,227)       (3,325)
Contract terminations:
    Surrender benefits                                 (350)      (5,749)     (54,143)      (7,501)           --
    Death benefits                                       --           --           --           --            --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    380,495      143,181      623,627      271,319       187,757
-----------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      COL VP        COL VP        COL VP        COL VP        COL VP
                                                       BAL,       CASH MGMT,    DIV BOND,    DIV EQ INC,     DYN EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 3          CL 3          CL 3          CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                    $  (129,315)  $   (63,592)  $   643,903   $  (155,806)  $  (162,123)
Net realized gain (loss) on sales of investments      (926,048)        1,264        (9,348)     (922,487)   (1,500,556)
Distributions from capital gains                            --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        4,048,531         6,670     1,927,259     5,417,764     5,483,749
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,993,168       (55,658)    2,561,814     4,339,471     3,821,070
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,538,036     1,107,654     2,600,935     2,624,872     2,500,021
Net transfers(1)                                    (1,225,095)   (1,994,122)    2,658,214    (1,369,269)   (1,776,657)
Transfers for policy loans                             (26,842)      (39,473)      (92,183)      (60,672)      (41,495)
Policy charges                                      (1,417,125)     (622,286)   (1,216,761)     (889,702)   (1,716,241)
Contract terminations:
    Surrender benefits                              (1,179,369)   (1,389,956)   (1,022,519)     (880,893)   (1,250,248)
    Death benefits                                      (8,237)       (3,909)       (2,131)           --        (8,417)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,318,632)   (2,942,092)    2,925,555      (575,664)   (2,293,037)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     14,467,479     9,023,958    17,829,787    16,278,506    18,558,379
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $15,142,015   $ 6,026,208   $23,317,156   $20,042,313   $20,086,412
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              19,230,303     7,983,153    14,554,109    14,275,784    36,252,292
Contract purchase payments                           1,936,963       981,118     1,980,550     2,244,109     4,857,950
Net transfers(1)                                    (1,536,244)   (1,771,584)    2,020,878    (1,075,037)   (3,462,024)
Transfers for policy loans                             (35,877)      (35,017)      (70,724)      (45,859)      (70,171)
Policy charges                                      (1,785,326)     (552,798)     (927,208)     (759,355)   (3,330,885)
Contract terminations:
    Surrender benefits                              (1,450,819)   (1,232,213)     (770,964)     (725,031)   (2,337,070)
    Death benefits                                     (10,907)       (3,474)       (1,713)           --       (20,486)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    16,348,093     5,369,185    16,784,928    13,914,611    31,889,606
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

                                                  COL VP       COL VP GLOBAL       COL VP         COL VP      COL VP MID
                                               GLOBAL BOND,   INFLATION PROT   HI YIELD BOND,    INC OPP,    CAP GRO OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3          SEC, CL 3          CL 3           CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                 $   53,239      $  398,158       $  311,896     $  133,361     $ (4,500)
Net realized gain (loss) on sales of
  investments                                       (4,752)        (10,646)         (48,484)        (8,127)     (27,553)
Distributions from capital gains                        --             218               --             --           --
Net change in unrealized appreciation or
  depreciation of investments                      538,917        (122,176)       1,088,328        892,536      249,647
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        587,404         265,554        1,351,740      1,017,770      217,594
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         712,409         694,427          336,453        568,486       96,361
Net transfers(1)                                   392,764       3,156,860         (139,852)     1,775,731      186,011
Transfers for policy loans                         (29,222)        (20,285)             853        (18,436)      (7,148)
Policy charges                                    (286,476)       (199,217)        (175,959)      (144,548)     (27,451)
Contract terminations:
    Surrender benefits                            (295,801)       (189,980)        (138,977)      (107,086)     (17,933)
    Death benefits                                      --              --               --             --           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     493,674       3,441,805         (117,482)     2,074,147      229,840
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  5,395,752       2,696,943        2,534,508      1,836,950      306,891
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $6,476,830      $6,404,302       $3,768,766     $4,928,867     $754,325
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           3,493,132       2,465,962        2,371,107      2,138,083      384,923
Contract purchase payments                         442,776         616,184          255,349        532,594       95,753
Net transfers(1)                                   237,767       2,810,102          (84,691)     1,645,287      153,330
Transfers for policy loans                         (18,248)        (18,307)             391        (17,159)      (5,652)
Policy charges                                    (177,910)       (176,930)        (130,632)      (135,765)     (26,314)
Contract terminations:
    Surrender benefits                            (178,889)       (166,401)         (99,207)       (97,947)     (17,929)
    Death benefits                                      --              --               --             --           --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,798,628       5,530,610        2,312,317      4,065,093      584,111
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                COL VP MID      COL VP          COL VP          COL VP         COL VP
                                               CAP VAL OPP,    S&P 500,    SHORT DURATION,   LG CAP GRO,   SELECT LG CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3          CL 3            CL 3            CL 3        VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                  $ (1,989)    $  (34,079)     $   73,503     $   (25,568)     $   (479)
Net realized gain (loss) on sales of
  investments                                     (48,084)      (154,443)        (11,996)     (1,238,637)        1,670
Distributions from capital gains                       --             --              --              --            --
Net change in unrealized appreciation or
  depreciation of investments                     129,521      1,079,995          92,586       1,963,762        14,074
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        79,448        891,473         154,093         699,557        15,265
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         47,742        540,534         349,356         557,345        11,512
Net transfers(1)                                  (49,606)      (156,179)        872,554      (3,386,557)      (20,029)
Transfers for policy loans                         (3,257)       (16,021)        (14,564)        (10,464)       (2,405)
Policy charges                                    (10,807)      (211,091)       (239,032)       (152,219)       (3,450)
Contract terminations:
    Surrender benefits                             (5,511)      (132,317)       (158,147)        (91,172)       (1,345)
    Death benefits                                     --             --              --              --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (21,439)        24,926         810,167      (3,083,067)      (15,717)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   197,355      3,586,299       3,168,059       3,917,179        43,936
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $255,364     $4,502,698      $4,132,319     $ 1,533,669      $ 43,484
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            321,815      5,257,159       2,709,723      10,134,848        67,375
Contract purchase payments                         75,346        764,653         290,599       1,387,419        17,781
Net transfers(1)                                  (70,829)      (231,177)        721,066      (7,979,135)      (21,287)
Transfers for policy loans                         (4,545)       (24,597)        (11,959)        (22,450)       (3,633)
Policy charges                                    (16,319)      (299,637)       (199,367)       (374,870)       (5,259)
Contract terminations:
    Surrender benefits                             (7,477)      (180,621)       (130,609)       (223,226)       (1,753)
    Death benefits                                     --             --              --              --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  297,991      5,285,780       3,379,453       2,922,586        53,224
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  47

STATEMENTS OF CHANGES IN NET ASSETS

                                                    COL VP        COL VP        COL VP       VP DAVIS        VP GS
                                                SELECT SM CAP    EMER MKTS    INTL OPP,    NY VENTURE,   MID CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              VAL, CL 3      OPP, CL 3       CL 3          CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                   $  (6,488)    $  (21,998)  $    51,863    $  (38,343)    $   (464)
Net realized gain (loss) on sales of
  investments                                      (143,148)      (403,762)       20,533       (68,321)     (14,922)
Distributions from capital gains                         --             --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                       396,609      2,593,389     1,806,564     1,531,695       27,227
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         246,973      2,167,629     1,878,960     1,425,031       11,841
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           96,071        572,578       722,474       779,031       15,194
Net transfers(1)                                   (181,324)      (424,467)     (804,021)    2,258,375      (24,224)
Transfers for policy loans                            1,132        (38,718)      (77,908)      (32,969)       1,161
Policy charges                                      (34,624)      (181,749)     (516,597)     (180,895)      (2,192)
Contract terminations:
    Surrender benefits                              (33,009)      (161,644)     (667,271)     (134,239)        (394)
    Death benefits                                       --             --        (2,646)           --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (151,754)      (234,000)   (1,345,969)    2,689,303      (10,455)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     687,553      3,230,698     7,979,690     2,435,358       71,200
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 782,772     $5,164,327   $ 8,512,681    $6,549,692     $ 72,586
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              807,140      2,006,115    13,515,412     4,123,035      102,461
Contract purchase payments                          105,548        283,540     1,177,573     1,210,456       21,920
Net transfers(1)                                   (180,589)      (243,032)   (1,285,311)    3,715,621      (44,956)
Transfers for policy loans                            1,747        (18,561)     (110,772)      (49,894)       1,504
Policy charges                                      (37,540)       (89,732)     (842,590)     (279,622)      (3,164)
Contract terminations:
    Surrender benefits                              (33,222)       (79,577)   (1,041,466)     (199,884)        (735)
    Death benefits                                       --             --        (5,755)           --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    663,084      1,858,753    11,407,091     8,519,712       77,030
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
48  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      VP PTNRS                                               WF ADV
                                                    SM CAP VAL,    THIRD AVE      WANGER       WANGER     VT CORE EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL 3          VAL          INTL          USA          CL 2
 OPERATIONS
Investment income (loss) -- net                      $  (31,300)  $  (31,012)  $   176,656   $  (51,280)    $  1,342
Net realized gain (loss) on sales of investments        (78,857)    (418,068)     (415,722)    (200,480)     (27,258)
Distributions from capital gains                             --      804,528            --           --           --
Net change in unrealized appreciation or
  depreciation of investments                         1,253,121      910,787     2,693,638    2,320,730      124,375
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,142,964    1,266,235     2,454,572    2,068,970       98,459
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              672,017      349,759       941,416      904,784       88,050
Net transfers(1)                                        150,184     (467,836)   (1,598,234)    (512,939)     117,093
Transfers for policy loans                              (25,931)     (20,175)      (38,064)     (33,156)      (3,889)
Policy charges                                         (155,213)    (153,984)     (290,887)    (309,738)     (15,368)
Contract terminations:
    Surrender benefits                                 (109,591)    (241,922)     (257,372)    (237,252)      (4,625)
    Death benefits                                           --           --            --       (1,623)          --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          531,466     (534,158)   (1,243,141)    (189,924)     181,261
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,846,741    3,126,371     5,789,063    5,019,421      226,993
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $4,521,171   $3,858,448   $ 7,000,494   $6,898,467     $506,713
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,548,806    2,481,223     4,995,220    4,307,695      220,727
Contract purchase payments                              558,826      246,631       720,509      717,975       75,879
Net transfers(1)                                        120,770     (322,739)   (1,211,615)    (380,827)      89,488
Transfers for policy loans                              (20,459)     (11,644)      (28,353)     (24,949)      (2,707)
Policy charges                                         (128,041)    (107,400)     (220,738)    (242,986)     (13,428)
Contract terminations:
    Surrender benefits                                  (88,686)    (160,279)     (185,807)    (175,761)      (3,773)
    Death benefits                                           --           --            --       (1,042)          --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,991,216    2,125,792     4,069,216    4,200,105      366,186
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      WF ADV      WF ADV      WF ADV
                                                                   VT INTL EQ,    VT OPP,   VT SM CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)                                   CL 2        CL 2     GRO, CL 2
 OPERATIONS
Investment income (loss) -- net                                     $   35,496   $ (1,064)  $  (3,973)
Net realized gain (loss) on sales of investments                        32,053    (16,077)   (165,838)
Distributions from capital gains                                            --         --          --
Net change in unrealized appreciation or depreciation of
  investments                                                          291,658     63,192     324,026
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        359,207     46,051     154,215
-----------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                             118,205     23,629      75,960
Net transfers(1)                                                     1,080,569     32,115     (23,480)
Transfers for policy loans                                              (7,378)      (236)     (3,419)
Policy charges                                                         (50,794)    (5,500)    (20,215)
Contract terminations:
    Surrender benefits                                                 (79,450)    (5,393)     (8,451)
    Death benefits                                                          --         --          --
-----------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       1,061,152     44,615      20,395
-----------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             --     83,967     412,221
-----------------------------------------------------------------------------------------------------
Net assets at end of year                                           $1,420,359   $174,633   $ 586,831
-----------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      --     85,054     370,847
Contract purchase payments                                             107,333     21,064      58,771
Net transfers(1)                                                     1,112,510     24,106     (55,108)
Transfers for policy loans                                              (6,497)      (102)     (3,500)
Policy charges                                                         (45,972)    (4,789)    (15,385)
Contract terminations:
    Surrender benefits                                                 (66,633)    (4,593)     (6,724)
    Death benefits                                                          --         --          --
-----------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     1,100,741    120,740     348,901
-----------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for RiverSource(R) Variable Universal Life Insurance III policies issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RiverSource(R) Variable Universal Life Insurance III and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B           AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B         AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                American Century VP International, Class I
AC VP Val, Cl I                 American Century VP Value, Class I
Calvert VP SRI Bal              Calvert Variable Series, Inc. VP SRI Balanced Portfolio
                                  (previously Calvert Variable Series, Inc. VP SRI Social
                                  Balanced Portfolio)
Col VP Hi Inc, Cl 2             Columbia Variable Portfolio - High Income Fund, Class 2
                                  (previously Columbia High Yield Fund, Variable Series, Class
                                  B)
CS Commodity Return             Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I               Credit Suisse Trust - U.S. Equity Flex I Portfolio(1)
EV VT Floating-Rate Inc         Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2   Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl      Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl        Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl       Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est,
Cl 2                            FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst        Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst  Goldman Sachs VIT Structured Small Cap Equity
                                  Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst    Goldman Sachs VIT Structured U.S. Equity Fund - Institutional
                                  Shares
Invesco VI Cap Appr, Ser I      Invesco V.I. Capital Appreciation Fund, Series I Shares
Invesco VI Cap Dev, Ser I       Invesco V.I. Capital Development Fund, Series I Shares
Invesco VI Core Eq, Ser I       Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Fin Serv, Ser I      Invesco V.I. Financial Services Fund, Series I Shares(2)
Invesco VI Intl Gro, Ser II     Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I          Invesco V.I. Technology Fund, Series I Shares
Invesco VanK VI Comstock, Ser   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
II                                (previously Van Kampen Life Investment Trust Comstock
                                  Portfolio, Series II Shares)
Janus Aspen Enterprise, Serv    Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv         Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv      Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II   Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
                                  (previously Van Kampen's UIF Global Real Estate Portfolio,
                                  Class II Shares)
MS UIF Mid Cap Gro, Cl II       Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
                                  (previously Van Kampen's UIF Mid Cap Growth Portfolio, Class
                                  II Shares)
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,
Srv                             Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Mid Cap VA,    Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service
Serv                              Shares
                                  (previously Oppenheimer Main Street Small Cap Fund/VA, Service
                                  Shares)
PIMCO VIT All Asset, Advisor
Cl                              PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB  Putnam VT Global Health Care Fund - Class IB Shares
Put VT Hi Yield, Cl IB          Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA     Putnam VT Multi-Cap Growth Fund - Class IA Shares
                                  (previously Putnam VT New Opportunities Fund - Class IA
                                  Shares)


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  51

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
Put VT Multi-Cap Gro, Cl IB     Putnam VT Multi-Cap Growth Fund - Class IB Shares(3)
Royce Micro-Cap, Invest Cl      Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr          Disciplined Asset Allocation Portfolios - Aggressive(4)
Disc Asset Alloc, Conserv       Disciplined Asset Allocation Portfolios - Conservative(5)
Disc Asset Alloc, Mod           Disciplined Asset Allocation Portfolios - Moderate(6)
Disc Asset Alloc, Mod Aggr      Disciplined Asset Allocation Portfolios - Moderately
                                  Aggressive(7)
Disc Asset Alloc, Mod Conserv   Disciplined Asset Allocation Portfolios - Moderately
                                  Conservative(8)
Col VP Bal, Cl 3                Columbia Variable Portfolio - Balanced Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Balanced
                                  Fund (Class 3))
Col VP Cash Mgmt, Cl 3          Columbia Variable Portfolio - Cash Management Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Cash
                                  Management Fund (Class 3))
Col VP Div Bond, Cl 3           Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Diversified
                                  Bond Fund (Class 3))
Col VP Div Eq Inc, Cl 3         Columbia Variable Portfolio - Diversified Equity Income Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Diversified
                                  Equity Income Fund (Class 3))
Col VP Dyn Eq, Cl 3             Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Dynamic
                                  Equity Fund (Class 3))
Col VP Global Bond, Cl 3        Columbia Variable Portfolio - Global Bond Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Global Bond
                                  Fund (Class 3))
Col VP Global Inflation Prot    Columbia Variable Portfolio - Global Inflation Protected
Sec, Cl 3                         Securities Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Global
                                  Inflation Protected Securities Fund (Class 3))
Col VP Hi Yield Bond, Cl 3      Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - High Yield
                                  Bond Fund (Class 3))
Col VP Inc Opp, Cl 3            Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Income
                                  Opportunities Fund (Class 3))
Col VP Mid Cap Gro Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Mid Cap
                                  Growth Fund (Class 3))
Col VP Mid Cap Val Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Mid Cap
                                  Value Fund (Class 3))
Col VP S&P 500, Cl 3            Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - S&P 500
                                  Index Fund (Class 3))
Col VP Short Duration, Cl 3     Columbia Variable Portfolio - Short Duration U.S. Government Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Short
                                  Duration U.S. Government Fund (Class 3))
Col VP Lg Cap Gro, Cl 3         Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
                                  (previously RVST Seligman Variable Portfolio - Growth Fund
                                  (Class 3))
Col VP Select Lg Cap Val, Cl 3  Columbia Variable Portfolio - Select Large-Cap Value Fund (Class
                                  3)
                                  (previously RVST Seligman Variable Portfolio - Larger-Cap
                                  Value Fund (Class 3))
Col VP Select Sm Cap Val, Cl 3  Columbia Variable Portfolio - Select Smaller-Cap Value Fund
                                  (Class 3)
                                  (previously RVST Seligman Variable Portfolio - Smaller-Cap
                                  Value Fund (Class 3))
Col VP Emer Mkts Opp, Cl 3      Columbia Variable Portfolio - Emerging Markets Opportunity Fund
                                  (Class 3)
                                  (previously RVST Threadneedle Variable Portfolio - Emerging
                                  Markets Fund (Class 3))
Col VP Intl Opp, Cl 3           Columbia Variable Portfolio - International Opportunity Fund
                                  (Class 3)
                                  (previously RVST Threadneedle Variable
                                  Portfolio - International Opportunity Fund (Class 3))
VP Aggr, Cl 2                   Variable Portfolio - Aggressive Portfolio (Class 2)(4)
VP Aggr, Cl 4                   Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                Variable Portfolio - Conservative Portfolio (Class 2)(5)
VP Conserv, Cl 4                Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3       Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3         Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                    Variable Portfolio - Moderate Portfolio (Class 2)(6)
VP Mod, Cl 4                    Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2               Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(7)
VP Mod Aggr, Cl 4               Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2            Variable Portfolio - Moderately Conservative Portfolio (Class
                                  2)(8)
VP Mod Conserv, Cl 4            Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3       Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Third Ave Val                   Third Avenue Value Portfolio
Wanger Intl                     Wanger International
Wanger USA                      Wanger USA
WF Adv VT Core Eq, Cl 2         Wells Fargo Advantage VT Core Equity Fund - Class 2
                                  (previously Evergreen VA Fundmental Large Cap Fund - Class 2)
WF Adv VT Intl Eq, Cl 2         Wells Fargo Advantage VT International Equity Fund - Class 2(9)
WF Adv VT Opp, Cl 2             Wells Fargo Advantage VT Opportunity Fund - Class 2
WF Adv VT Sm Cap Gro, Cl 2      Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
-------------------------------------------------------------------------------------------------



(1) Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.
(2) Invesco V.I. Financial Services Fund, Series I Shares is scheduled to be merged into Invesco V.I. Dividend Growth Fund, Series I Shares on April 29, 2011.


--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

(3) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.
(4) Disciplined Asset Allocation Portfolios - Aggressive is scheduled to be merged into Variable Portfolio - Aggressive Portfolio (Class 2) on April 29, 2011.
(5) Disciplined Asset Allocation Portfolios - Conservative is scheduled to be merged into Variable Portfolio - Conservative Portfolio (Class 2) on April 29, 2011.
(6) Disciplined Asset Allocation Portfolios - Moderate is scheduled to be merged into Variable Portfolio - Moderate Portfolio (Class 2) on April 29, 2011.
(7) Disciplined Asset Allocation Portfolios - Moderately Aggressive is scheduled to be merged into Variable Portfolio - Moderately Aggressive Portfolio (Class 2) on April 29, 2011.
(8) Disciplined Asset Allocation Portfolios - Moderately Conservative is scheduled to be merged into Variable Portfolio - Moderately Conservative Portfolio (Class 2) on April 29, 2011.
(9) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

Ameriprise Financial Services, Inc., an affiliate of RiverSource Life of NY, serves as distributor of the RiverSource(R) Variable Universal Life Insurance III policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels as of Dec. 31, 2010.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  53

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.45% or 0.90% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.

FEE AGREEMENT:                                                 FEES PAID TO:
---------------------------------------------------------------------------------------------------------------------
Investment Management Services Agreement                       Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------------------------------------------------------
Administrative Services Agreement                              Ameriprise Financial
---------------------------------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement                        Columbia Management Investment Services Corp.
                                                               (previously RiverSource Service Corporation)
---------------------------------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to Rule 12b-1      Columbia Management Investment Distributors, Inc.
                                                               (previously RiverSource Distributors, Inc.)
---------------------------------------------------------------------------------------------------------------------



During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life of NY's general account to affiliated funds.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2010 were as follows:

                                                    ----

DIVISION                               PURCHASES
--------------------------------------------------------
AB VPS Gro & Inc, Cl B                 $   134,250
AB VPS Intl Val, Cl B                      536,716
AB VPS Lg Cap Gro, Cl B                     44,327
AC VP Intl, Cl I                           114,001
AC VP Val, Cl I                            349,587
Calvert VP SRI Bal                         102,357
Col VP Hi Inc, Cl 2                         91,947
CS Commodity Return                        226,642
CS U.S. Eq Flex I                           39,994
EV VT Floating-Rate Inc                    617,689


--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

DIVISION                               PURCHASES
--------------------------------------------------------
Fid VIP Contrafund, Serv Cl 2          $   582,990
Fid VIP Gro & Inc, Serv Cl                 208,657
Fid VIP Mid Cap, Serv Cl                   285,653
Fid VIP Overseas, Serv Cl                  154,922
FTVIPT Frank Global Real Est, Cl
2                                          313,793
FTVIPT Frank Sm Cap Val, Cl 2              239,266
FTVIPT Mutual Shares Sec, Cl 2             294,523
GS VIT Mid Cap Val, Inst                   360,906
GS VIT Structd Sm Cap Eq, Inst             119,926
GS VIT Structd U.S. Eq, Inst               200,138
Invesco VI Cap Appr, Ser I                  78,651
Invesco VI Cap Dev, Ser I                   83,353
Invesco VI Core Eq, Ser I                  400,313
Invesco VI Fin Serv, Ser I                 114,129
Invesco VI Intl Gro, Ser II                553,089
Invesco VI Tech, Ser I                      76,842
Invesco VanK VI Comstock, Ser II           253,553
Janus Aspen Enterprise, Serv                28,376
Janus Aspen Global Tech, Serv              160,127
Janus Aspen Janus, Serv                    568,523
Janus Aspen Overseas, Serv                 593,358
MFS Inv Gro Stock, Serv Cl                 645,698
MFS New Dis, Serv Cl                       266,620
MFS Utilities, Serv Cl                     185,957
MS UIF Global Real Est, Cl II              146,469
MS UIF Mid Cap Gro, Cl II                   97,179
Oppen Global Sec VA, Serv                  247,424
Oppen Global Strategic Inc VA,
Srv                                      1,667,982
Oppen Main St Sm Mid Cap VA,
Serv                                        74,489
PIMCO VIT All Asset, Advisor Cl          1,584,998
Put VT Global Hlth Care, Cl IB              41,270
Put VT Hi Yield, Cl IB                      80,208
Put VT Intl Eq, Cl IB                       16,590
Put VT Multi-Cap Gro, Cl IA                273,975
Put VT Multi-Cap Gro, Cl IB                322,373
Royce Micro-Cap, Invest Cl                 208,101
Disc Asset Alloc, Aggr                     415,210
Disc Asset Alloc, Conserv                  432,074
Disc Asset Alloc, Mod                      799,784
Disc Asset Alloc, Mod Aggr                 335,378
Disc Asset Alloc, Mod Conserv              202,046
Col VP Bal, Cl 3                        16,989,160
Col VP Cash Mgmt, Cl 3                   7,543,970
Col VP Div Bond, Cl 3                   25,743,010
Col VP Div Eq Inc, Cl 3                 23,361,802
Col VP Dyn Eq, Cl 3                     24,248,190
Col VP Global Bond, Cl 3                 7,304,559
Col VP Global Inflation Prot
Sec, Cl 3                                8,106,115
Col VP Hi Yield Bond, Cl 3               4,027,398
Col VP Inc Opp, Cl 3                     5,207,589
Col VP Mid Cap Gro Opp, Cl 3               786,882
Col VP Mid Cap Val Opp, Cl 3               393,167
Col VP S&P 500, Cl 3                     4,927,227
Col VP Short Duration, Cl 3              5,322,022
Col VP Lg Cap Gro, Cl 3                  1,804,843
Col VP Select Lg Cap Val, Cl 3              50,496
Col VP Select Sm Cap Val, Cl 3           1,149,064
Col VP Emer Mkts Opp, Cl 3               5,542,180
Col VP Intl Opp, Cl 3                    7,153,137
VP Aggr, Cl 2                            1,350,868
VP Aggr, Cl 4                           13,895,657
VP Conserv, Cl 2                           189,255
VP Conserv, Cl 4                         3,021,768
VP Davis NY Venture, Cl 3                7,141,633
VP GS Mid Cap Val, Cl 3                    147,840
VP Mod, Cl 2                             4,127,576
VP Mod, Cl 4                            38,029,616
VP Mod Aggr, Cl 2                        4,156,845
VP Mod Aggr, Cl 4                       41,350,351
VP Mod Conserv, Cl 2                       603,994
VP Mod Conserv, Cl 4                     8,735,976
VP Ptnrs Sm Cap Val, Cl 3                4,930,712
Third Ave Val                              284,836
Wanger Intl                                656,880
Wanger USA                                 290,603
WF Adv VT Core Eq, Cl 2                    214,237
WF Adv VT Intl Eq, Cl 2                    166,519
WF Adv VT Opp, Cl 2                         76,080
WF Adv VT Sm Cap Gro, Cl 2                 107,893
========================================================



8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2010:

                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                               $1.41         $1.61         $1.58         $1.66         $1.47
0.90%                                                1.21          1.49          0.94          1.04          1.68
--------------------------------------------------------------------------------------------------------------------





                                                                                                            EV VT
                                                   CALVERT       COL VP          CS          CS U.S.      FLOATING-
                                                   VP SRI        HI INC,      COMMODITY        EQ           RATE
SUBACCOUNT                                           BAL          CL 2         RETURN        FLEX I          INC
                                                --------------------------------------------------------------------
0.45%                                               $1.43         $1.54         $1.47         $1.60         $1.48
0.90%                                                1.02          1.27          1.01          0.60          1.10
--------------------------------------------------------------------------------------------------------------------





                                                   FID VIP       FID VIP       FID VIP       FID VIP    FTVIPT FRANK
                                                 CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,    GLOBAL REAL
SUBACCOUNT                                        SERV CL 2      SERV CL       SERV CL       SERV CL      EST, CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.71         $1.59         $1.89         $1.62         $1.65
0.90%                                                0.96          1.04          2.39          1.18          1.75
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  55

                                                                 FTVIPT                      GS VIT        GS VIT
                                                FTVIPT FRANK     MUTUAL      GS VIT MID      STRUCTD       STRUCTD
                                                 SM CAP VAL,   SHARES SEC,    CAP VAL,     SM CAP EQ,     U.S. EQ,
SUBACCOUNT                                          CL 2          CL 2          INST          INST          INST
                                                --------------------------------------------------------------------
0.45%                                               $1.85         $1.47         $1.76         $1.86         $1.48
0.90%                                                2.30          1.41          2.40          1.49          0.91
--------------------------------------------------------------------------------------------------------------------





                                                 INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                  CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
SUBACCOUNT                                          SER I         SER I         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.45%                                               $1.44         $1.75         $1.51         $1.86         $1.62
0.90%                                                0.68          1.32          1.87          0.62          0.91
--------------------------------------------------------------------------------------------------------------------





                                                 INVESCO VI   INVESCO VANK   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                    TECH,     VI COMSTOCK,   ENTERPRISE,  GLOBAL TECH,     JANUS,
SUBACCOUNT                                          SER I        SER II         SERV          SERV          SERV
                                                --------------------------------------------------------------------
0.45%                                               $1.99         $1.66         $1.92         $2.03         $1.62
0.90%                                                1.49          0.85          0.86          0.68          0.95
--------------------------------------------------------------------------------------------------------------------





                                                                                                           MS UIF
                                                 JANUS ASPEN     MFS INV         MFS           MFS         GLOBAL
                                                  OVERSEAS,    GRO STOCK,     NEW DIS,     UTILITIES,     REAL EST,
SUBACCOUNT                                          SERV         SERV CL       SERV CL       SERV CL        CL II
                                                --------------------------------------------------------------------
0.45%                                               $2.34         $1.64         $2.40         $1.55         $2.00
0.90%                                                2.06          0.77          1.33          2.54          0.81
--------------------------------------------------------------------------------------------------------------------





                                                                            OPPEN GLOBAL   OPPEN MAIN
                                                 MS UIF MID   OPPEN GLOBAL    STRATEGIC     ST SM MID     PIMCO VIT
                                                  CAP GRO,       SEC VA,         INC           CAP       ALL ASSET,
SUBACCOUNT                                          CL II         SERV         VA, SRV      VA, SERV     ADVISOR CL
                                                --------------------------------------------------------------------
0.45%                                               $2.20         $1.75         $1.36         $1.88         $1.42
0.90%                                                1.17          1.05          1.28          0.99          1.18
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT
                                                   GLOBAL        PUT VT        PUT VT        PUT VT        PUT VT
                                                 HLTH CARE,     HI YIELD,     INTL EQ,      MULTI-CAP     MULTI-CAP
SUBACCOUNT                                          CL IB         CL IB         CL IB      GRO, CL IA    GRO, CL IB
                                                --------------------------------------------------------------------
0.45%                                               $1.29         $1.63         $1.55         $1.65         $1.13
0.90%                                                1.35          1.91          1.51          1.47          1.13
--------------------------------------------------------------------------------------------------------------------





                                                    ROYCE      DISC ASSET    DISC ASSET    DISC ASSET    DISC ASSET
                                                 MICRO-CAP,      ALLOC,        ALLOC,        ALLOC,        ALLOC,
SUBACCOUNT                                        INVEST CL       AGGR         CONSERV         MOD        MOD AGGR
                                                --------------------------------------------------------------------
0.45%                                               $2.20         $1.48         $1.30         $1.39         $1.44
0.90%                                                2.91          0.97          1.05          0.99          0.98
--------------------------------------------------------------------------------------------------------------------





                                                 DISC ASSET      COL VP        COL VP        COL VP        COL VP
                                                   ALLOC,         BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                       MOD CONSERV      CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.34         $1.47         $0.99         $1.22         $1.63
0.90%                                                1.02          1.03          1.11          1.49          1.67
--------------------------------------------------------------------------------------------------------------------





                                                                               COL VP
                                                                               GLOBAL        COL VP
                                                   COL VP        COL VP       INFLATION     HI YIELD       COL VP
                                                   DYN EQ,    GLOBAL BOND,      PROT          BOND,       INC OPP,
SUBACCOUNT                                          CL 3          CL 3        SEC, CL 3       CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.61         $1.21         $1.12         $1.66         $1.52
0.90%                                                0.73          1.80          1.19          1.84          1.36
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                 COL VP MID    COL VP MID      COL VP         SHORT        COL VP
                                                CAP GRO OPP,  CAP VAL OPP,    S&P 500,      DURATION,    LG CAP GRO,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $2.18         $1.85         $1.56         $1.07         $1.68
0.90%                                                1.62          1.04          0.97          1.25          0.61
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

                                                   COL VP        COL VP
                                                  SELECT LG     SELECT SM      COL VP        COL VP          VP
                                                     CAP           CAP        EMER MKTS     INTL OPP,       AGGR,
SUBACCOUNT                                        VAL, CL 3     VAL, CL 3     OPP, CL 3       CL 3          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.67         $1.93         $2.31         $1.62         $1.13
0.90%                                                0.97          1.48          3.30          0.84          1.12
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.13         $1.05         $1.05         $1.62         $1.78
0.90%                                                1.12          1.05          1.05          0.85          1.14
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.10         $1.10         $1.12         $1.12         $1.07
0.90%                                                1.09          1.09          1.11          1.11          1.07
--------------------------------------------------------------------------------------------------------------------





                                                   VP MOD       VP PTNRS
                                                  CONSERV,     SM CAP VAL,    THIRD AVE      WANGER        WANGER
SUBACCOUNT                                          CL 4          CL 3           VAL          INTL           USA
                                                --------------------------------------------------------------------
0.45%                                               $1.07         $1.85         $1.79         $2.01         $1.87
0.90%                                                1.07          1.86          2.05          2.13          2.01
--------------------------------------------------------------------------------------------------------------------





                                                          WF ADV        WF ADV        WF ADV        WF ADV
                                                        VT CORE EQ,   VT INTL EQ,     VT OPP,      VT SM CAP
SUBACCOUNT                                                 CL 2          CL 2          CL 2        GRO, CL 2
                                                       ------------------------------------------------------
0.45%                                                      $1.73         $1.50         $1.93         $2.16
0.90%                                                       1.59          1.49          1.77          2.11
-------------------------------------------------------------------------------------------------------------



The following is a summary of units outstanding at Dec. 31, 2010:

                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                                   --             --          --          5,658          2,692
0.90%                                              968,888      2,393,446      88,242        920,105      2,281,187
--------------------------------------------------------------------------------------------------------------------
Total                                              968,888      2,393,446      88,242        925,763      2,283,879
--------------------------------------------------------------------------------------------------------------------





                                                                                                            EV VT
                                                   CALVERT       COL VP          CS          CS U.S.      FLOATING-
                                                   VP SRI        HI INC,      COMMODITY        EQ           RATE
SUBACCOUNT                                           BAL          CL 2         RETURN        FLEX I          INC
                                                --------------------------------------------------------------------
0.45%                                               27,056            --           662           987            --
0.90%                                              336,880       323,154       771,468       784,859       475,240
--------------------------------------------------------------------------------------------------------------------
Total                                              363,936       323,154       772,130       785,846       475,240
--------------------------------------------------------------------------------------------------------------------





                                                   FID VIP       FID VIP       FID VIP       FID VIP    FTVIPT FRANK
                                                 CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,    GLOBAL REAL
SUBACCOUNT                                        SERV CL 2      SERV CL       SERV CL       SERV CL      EST, CL 2
                                                --------------------------------------------------------------------
0.45%                                                   619         2,271         5,418         2,707         5,746
0.90%                                             2,811,782     4,258,029     3,479,312     1,675,943     1,473,376
--------------------------------------------------------------------------------------------------------------------
Total                                             2,812,401     4,260,300     3,484,730     1,678,650     1,479,122
--------------------------------------------------------------------------------------------------------------------





                                                                 FTVIPT                      GS VIT        GS VIT
                                                FTVIPT FRANK     MUTUAL      GS VIT MID      STRUCTD       STRUCTD
                                                 SM CAP VAL,   SHARES SEC,    CAP VAL,     SM CAP EQ,     U.S. EQ,
SUBACCOUNT                                          CL 2          CL 2          INST          INST          INST
                                                --------------------------------------------------------------------
0.45%                                                   --             --         1,162          435          7,218
0.90%                                              991,867      1,126,693     2,479,499      362,871      1,939,884
--------------------------------------------------------------------------------------------------------------------
Total                                              991,867      1,126,693     2,480,661      363,306      1,947,102
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  57

                                                 INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                  CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
SUBACCOUNT                                          SER I         SER I         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.45%                                               12,328        12,558         13,532           --          2,623
0.90%                                              665,992       263,385      6,237,108      641,939      1,052,674
--------------------------------------------------------------------------------------------------------------------
Total                                              678,320       275,943      6,250,640      641,939      1,055,297
--------------------------------------------------------------------------------------------------------------------





                                                 INVESCO VI   INVESCO VANK   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                    TECH,     VI COMSTOCK,   ENTERPRISE,  GLOBAL TECH,     JANUS,
SUBACCOUNT                                          SER I        SER II         SERV          SERV          SERV
                                                --------------------------------------------------------------------
0.45%                                                   --            --         1,227             --           --
0.90%                                              168,410       286,911       608,537      1,878,703      547,606
--------------------------------------------------------------------------------------------------------------------
Total                                              168,410       286,911       609,764      1,878,703      547,606
--------------------------------------------------------------------------------------------------------------------





                                                                                                           MS UIF
                                                 JANUS ASPEN     MFS INV         MFS           MFS         GLOBAL
                                                  OVERSEAS,    GRO STOCK,     NEW DIS,     UTILITIES,     REAL EST,
SUBACCOUNT                                          SERV         SERV CL       SERV CL       SERV CL        CL II
                                                --------------------------------------------------------------------
0.45%                                                11,330            --         1,223           --            --
0.90%                                             2,876,473     2,474,772     1,285,017      474,699       250,216
--------------------------------------------------------------------------------------------------------------------
Total                                             2,887,803     2,474,772     1,286,240      474,699       250,216
--------------------------------------------------------------------------------------------------------------------





                                                                            OPPEN GLOBAL
                                                 MS UIF MID   OPPEN GLOBAL    STRATEGIC    OPPEN MAIN     PIMCO VIT
                                                  CAP GRO,       SEC VA,         INC        ST SM MID    ALL ASSET,
SUBACCOUNT                                          CL II         SERV         VA, SRV    CAP VA, SERV   ADVISOR CL
                                                --------------------------------------------------------------------
0.45%                                                   --            --             --           --          3,022
0.90%                                              209,903       562,224      2,444,572      274,894      2,185,469
--------------------------------------------------------------------------------------------------------------------
Total                                              209,903       562,224      2,444,572      274,894      2,188,491
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT
                                                   GLOBAL        PUT VT        PUT VT        PUT VT        PUT VT
                                                 HLTH CARE,     HI YIELD,     INTL EQ,      MULTI-CAP     MULTI-CAP
SUBACCOUNT                                          CL IB         CL IB         CL IB      GRO, CL IA    GRO, CL IB
                                                --------------------------------------------------------------------
0.45%                                                   --            --           --           9,277           --
0.90%                                              146,194       394,847       84,572       5,145,590      311,031
--------------------------------------------------------------------------------------------------------------------
Total                                              146,194       394,847       84,572       5,154,867      311,031
--------------------------------------------------------------------------------------------------------------------





                                                    ROYCE      DISC ASSET    DISC ASSET    DISC ASSET    DISC ASSET
                                                 MICRO-CAP,      ALLOC,        ALLOC,        ALLOC,        ALLOC,
SUBACCOUNT                                        INVEST CL       AGGR         CONSERV         MOD        MOD AGGR
                                                --------------------------------------------------------------------
0.45%                                                 6,052           --            --           655            --
0.90%                                             1,452,209      432,890       302,179       786,563       272,757
--------------------------------------------------------------------------------------------------------------------
Total                                             1,458,261      432,890       302,179       787,218       272,757
--------------------------------------------------------------------------------------------------------------------





                                                 DISC ASSET      COL VP        COL VP        COL VP        COL VP
                                                   ALLOC,         BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                       MOD CONSERV      CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                                   --          7,142            --         5,878         6,794
0.90%                                              198,320     14,239,576     4,117,938     7,554,000     8,124,555
--------------------------------------------------------------------------------------------------------------------
Total                                              198,320     14,246,718     4,117,938     7,559,878     8,131,349
--------------------------------------------------------------------------------------------------------------------





                                                                               COL VP
                                                                               GLOBAL        COL VP
                                                   COL VP        COL VP       INFLATION     HI YIELD       COL VP
                                                   DYN EQ,    GLOBAL BOND,      PROT          BOND,       INC OPP,
SUBACCOUNT                                          CL 3          CL 3        SEC, CL 3       CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                                23,872         5,481           --          2,336           --
0.90%                                            28,208,757     1,653,444      819,428      1,924,271      482,956
--------------------------------------------------------------------------------------------------------------------
Total                                            28,232,629     1,658,925      819,428      1,926,607      482,956
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

                                                                                             COL VP
                                                 COL VP MID    COL VP MID      COL VP         SHORT        COL VP
                                                CAP GRO OPP,  CAP VAL OPP,    S&P 500,      DURATION,    LG CAP GRO,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                                  940            --          1,524         4,620         1,280
0.90%                                              404,101       273,042      4,860,120     2,758,234     2,791,110
--------------------------------------------------------------------------------------------------------------------
Total                                              405,041       273,042      4,861,644     2,762,854     2,792,390
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP        COL VP
                                                  SELECT LG     SELECT SM      COL VP        COL VP          VP
                                                     CAP           CAP        EMER MKTS     INTL OPP,       AGGR,
SUBACCOUNT                                        VAL, CL 3     VAL, CL 3     OPP, CL 3       CL 3          CL 2
                                                --------------------------------------------------------------------
0.45%                                                  --             --          1,172        18,420            --
0.90%                                              52,636        659,579      1,084,990     9,982,427     1,261,807
--------------------------------------------------------------------------------------------------------------------
Total                                              52,636        659,579      1,086,162    10,000,847     1,261,807
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                                    --           --             --           --            --
0.90%                                            13,081,226      150,977      1,937,189      410,075       120,370
--------------------------------------------------------------------------------------------------------------------
Total                                            13,081,226      150,977      1,937,189      410,075       120,370
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                                    --        64,184        19,069        29,279           --
0.90%                                             3,772,456    34,698,608     3,088,175    39,709,708      558,191
--------------------------------------------------------------------------------------------------------------------
Total                                             3,772,456    34,762,792     3,107,244    39,738,987      558,191
--------------------------------------------------------------------------------------------------------------------





                                                   VP MOD       VP PTNRS
                                                  CONSERV,     SM CAP VAL,      THIRD        WANGER        WANGER
SUBACCOUNT                                          CL 4          CL 3         AVE VAL        INTL           USA
                                                --------------------------------------------------------------------
0.45%                                                    --           --         10,220         1,506         1,049
0.90%                                             6,731,314      357,963      1,751,527     2,610,422     2,813,993
--------------------------------------------------------------------------------------------------------------------
Total                                             6,731,314      357,963      1,761,747     2,611,928     2,815,042
--------------------------------------------------------------------------------------------------------------------





                                                                 WF ADV        WF ADV        WF ADV        WF ADV
                                                               VT CORE EQ,   VT INTL EQ,     VT OPP,      VT SM CAP
SUBACCOUNT                                                        CL 2          CL 2          CL 2        GRO, CL 2
                                                --------------------------------------------------------------------
0.45%                                                                 --            --            --            --
0.90%                                                            473,792       924,031       139,525       322,069
--------------------------------------------------------------------------------------------------------------------
Total                                                            473,792       924,031       139,525       322,069
--------------------------------------------------------------------------------------------------------------------



The following is a summary of net assets at Dec. 31, 2010:

                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                            $      103    $      117      $   116      $  9,403     $    4,058
0.90%                                             1,169,289     3,562,818       82,830       952,405      3,828,549
--------------------------------------------------------------------------------------------------------------------
Total                                            $1,169,392    $3,562,935      $82,946      $961,808     $3,832,607
--------------------------------------------------------------------------------------------------------------------





                                                                                                            EV VT
                                                   CALVERT       COL VP          CS            CS         FLOATING-
                                                   VP SRI        HI INC,      COMMODITY      U.S. EQ        RATE
SUBACCOUNT                                           BAL          CL 2         RETURN        FLEX I          INC
                                                --------------------------------------------------------------------
0.45%                                             $ 38,725      $    116      $  1,084      $  1,700      $  2,936
0.90%                                              344,386       411,433       779,013       469,462       520,936
--------------------------------------------------------------------------------------------------------------------
Total                                             $383,111      $411,549      $780,097      $471,162      $523,872
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  59

                                                   FID VIP       FID VIP       FID VIP       FID VIP    FTVIPT FRANK
                                                 CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,    GLOBAL REAL
SUBACCOUNT                                        SERV CL 2      SERV CL       SERV CL       SERV CL      EST, CL 2
                                                --------------------------------------------------------------------
0.45%                                            $    1,183    $    3,717    $   10,227    $    4,494    $    9,484
0.90%                                             2,687,567     4,407,815     8,299,166     1,985,488     2,578,611
--------------------------------------------------------------------------------------------------------------------
Total                                            $2,688,750    $4,411,532    $8,309,393    $1,989,982    $2,588,095
--------------------------------------------------------------------------------------------------------------------





                                                                 FTVIPT
                                                FTVIPT FRANK     MUTUAL        GS VIT        GS VIT        GS VIT
                                                 SM CAP VAL,   SHARES SEC,  MID CAP VAL,   STRUCTD SM   STRUCTD U.S.
SUBACCOUNT                                          CL 2          CL 2          INST      CAP EQ, INST    EQ, INST
                                                --------------------------------------------------------------------
0.45%                                            $      135    $      108    $    2,175     $    947     $   10,678
0.90%                                             2,277,378     1,587,108     5,955,458      539,968      1,757,470
--------------------------------------------------------------------------------------------------------------------
Total                                            $2,277,513    $1,587,216    $5,957,633     $540,915     $1,768,148
--------------------------------------------------------------------------------------------------------------------





                                                 INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                  CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
SUBACCOUNT                                          SER I         SER I         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.45%                                             $ 17,751      $ 21,996     $    20,384    $    135      $  4,376
0.90%                                              453,880       347,019      11,688,686     398,794       960,321
--------------------------------------------------------------------------------------------------------------------
Total                                             $471,631      $369,015     $11,709,070    $398,929      $964,697
--------------------------------------------------------------------------------------------------------------------





                                                 INVESCO VI   INVESCO VANK   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                    TECH,     VI COMSTOCK,   ENTERPRISE,  GLOBAL TECH,     JANUS,
SUBACCOUNT                                          SER I        SER II         SERV          SERV          SERV
                                                --------------------------------------------------------------------
0.45%                                             $    144      $    121      $  2,539     $      148     $    118
0.90%                                              250,629       243,475       526,063      1,269,165      517,661
--------------------------------------------------------------------------------------------------------------------
Total                                             $250,773      $243,596      $528,602     $1,269,313     $517,779
--------------------------------------------------------------------------------------------------------------------





                                                                                                           MS UIF
                                                 JANUS ASPEN     MFS INV         MFS           MFS         GLOBAL
                                                  OVERSEAS,    GRO STOCK,     NEW DIS,     UTILITIES,     REAL EST,
SUBACCOUNT                                          SERV         SERV CL       SERV CL       SERV CL        CL II
                                                --------------------------------------------------------------------
0.45%                                            $   26,468    $      120    $    3,104    $      113     $    148
0.90%                                             5,931,891     1,910,661     1,707,394     1,207,995      203,735
--------------------------------------------------------------------------------------------------------------------
Total                                            $5,958,359    $1,910,781    $1,710,498    $1,208,108     $203,883
--------------------------------------------------------------------------------------------------------------------





                                                                            OPPEN GLOBAL   OPPEN MAIN
                                                 MS UIF MID   OPPEN GLOBAL    STRATEGIC     ST SM MID     PIMCO VIT
                                                  CAP GRO,       SEC VA,         INC           CAP       ALL ASSET,
SUBACCOUNT                                          CL II         SERV         VA, SRV      VA, SERV     ADVISOR CL
                                                --------------------------------------------------------------------
0.45%                                             $    163      $    128     $      103     $    136     $    4,394
0.90%                                              245,419       590,083      3,130,420      273,283      2,582,706
--------------------------------------------------------------------------------------------------------------------
Total                                             $245,582      $590,211     $3,130,523     $273,419     $2,587,100
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT
                                                   GLOBAL        PUT VT        PUT VT        PUT VT        PUT VT
                                                 HLTH CARE,     HI YIELD,     INTL EQ,      MULTI-CAP     MULTI-CAP
SUBACCOUNT                                          CL IB         CL IB         CL IB      GRO, CL IA    GRO, CL IB
                                                --------------------------------------------------------------------
0.45%                                             $     95      $    122      $    113     $   15,400     $     81
0.90%                                              197,115       754,972       127,853      7,558,919      351,597
--------------------------------------------------------------------------------------------------------------------
Total                                             $197,210      $755,094      $127,966     $7,574,319     $351,678
--------------------------------------------------------------------------------------------------------------------





                                                    ROYCE      DISC ASSET    DISC ASSET    DISC ASSET    DISC ASSET
                                                 MICRO-CAP,      ALLOC,        ALLOC,        ALLOC,        ALLOC,
SUBACCOUNT                                        INVEST CL       AGGR         CONSERV         MOD        MOD AGGR
                                                --------------------------------------------------------------------
0.45%                                            $   13,293     $    110      $     97      $  1,015      $    107
0.90%                                             4,230,590      419,651       316,860       780,952       267,838
--------------------------------------------------------------------------------------------------------------------
Total                                            $4,243,883     $419,761      $316,957      $781,967      $267,945
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

                                                 DISC ASSET      COL VP        COL VP        COL VP        COL VP
                                                   ALLOC,         BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                       MOD CONSERV      CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                             $    100     $    10,500   $    2,062    $     7,188   $    11,082
0.90%                                              201,764      14,707,815    4,579,306     11,265,006    13,549,559
--------------------------------------------------------------------------------------------------------------------
Total                                             $201,864     $14,718,315   $4,581,368    $11,272,194   $13,560,641
--------------------------------------------------------------------------------------------------------------------





                                                                               COL VP
                                                                               GLOBAL        COL VP
                                                   COL VP        COL VP       INFLATION     HI YIELD       COL VP
                                                   DYN EQ,    GLOBAL BOND,      PROT          BOND,       INC OPP,
SUBACCOUNT                                          CL 3          CL 3        SEC, CL 3       CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                            $    38,458   $    6,616     $     83     $    4,010     $    114
0.90%                                             20,660,801    2,977,878      979,177      3,542,047      656,112
--------------------------------------------------------------------------------------------------------------------
Total                                            $20,699,259   $2,984,494     $979,260     $3,546,057     $656,226
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                 COL VP MID    COL VP MID      COL VP         SHORT        COL VP
                                                CAP GRO OPP,  CAP VAL OPP,    S&P 500,      DURATION,    LG CAP GRO,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                             $  2,207      $    137     $    2,496    $    4,960    $    2,281
0.90%                                              652,959       283,966      4,706,086     3,442,759     1,700,698
--------------------------------------------------------------------------------------------------------------------
Total                                             $655,166      $284,103     $4,708,582    $3,447,719    $1,702,979
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP        COL VP
                                                  SELECT LG     SELECT SM      COL VP        COL VP          VP
                                                     CAP           CAP        EMER MKTS     INTL OPP,       AGGR,
SUBACCOUNT                                        VAL, CL 3     VAL, CL 3     OPP, CL 3       CL 3          CL 2
                                                --------------------------------------------------------------------
0.45%                                              $   122      $    144     $    2,880    $   29,888    $       12
0.90%                                               51,244       978,284      3,577,588     8,408,137     1,415,593
--------------------------------------------------------------------------------------------------------------------
Total                                              $51,366      $978,428     $3,580,468    $8,438,025    $1,415,605
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                            $        11    $     10     $       11     $    120      $    130
0.90%                                             14,675,346     157,824      2,025,142      348,335       136,754
--------------------------------------------------------------------------------------------------------------------
Total                                            $14,675,357    $157,834     $2,025,153     $348,455      $136,884
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                            $       11    $    70,446   $   21,271    $    32,690    $     11
0.90%                                             4,127,065     37,961,144    3,433,839     44,193,541     597,281
--------------------------------------------------------------------------------------------------------------------
Total                                            $4,127,076    $38,031,590   $3,455,110    $44,226,231    $597,292
--------------------------------------------------------------------------------------------------------------------





                                                   VP MOD       VP PTNRS
                                                  CONSERV,     SM CAP VAL,      THIRD        WANGER        WANGER
SUBACCOUNT                                          CL 4          CL 3         AVE VAL        INTL           USA
                                                --------------------------------------------------------------------
0.45%                                            $       11     $    136     $   18,340    $    3,220    $    2,096
0.90%                                             7,210,739      667,154      3,593,724     5,559,584     5,649,968
--------------------------------------------------------------------------------------------------------------------
Total                                            $7,210,750     $667,290     $3,612,064    $5,562,804    $5,652,064
--------------------------------------------------------------------------------------------------------------------





                                                          WF ADV        WF ADV        WF ADV        WF ADV
                                                        VT CORE EQ,   VT INTL EQ,     VT OPP,      VT SM CAP
SUBACCOUNT                                                 CL 2          CL 2          CL 2        GRO, CL 2
                                                       ------------------------------------------------------
0.45%                                                    $    127     $      247     $    141      $    156
0.90%                                                     754,627      1,376,423      247,341       680,406
-------------------------------------------------------------------------------------------------------------
Total                                                    $754,754     $1,376,670     $247,482      $680,562
-------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  61

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2010 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.

                   AT DEC. 31
     -------------------------------------                  FOR THE YEAR ENDED DEC. 31
                  ACCUMULATION             ------------------------------------------------------------
                  UNIT VALUE        NET     INVESTMENT    EXPENSE RATIO
        UNITS       LOWEST TO      ASSETS     INCOME         LOWEST TO           TOTAL RETURN
       (000S)       HIGHEST        (000S)    RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     --------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2010      969   $1.41  to  $1.21   $1,169         --    0.45%   to  0.90%    12.29%    to   11.79%
2009    1,121   $1.25  to  $1.08   $1,210      3.63%    0.45%   to  0.90%    23.96%(7) to   19.27%
2008    1,051   $0.91  to  $0.91     $951      1.79%    0.90%   to  0.90%   (41.23%)   to  (41.23%)
2007    1,066   $1.54  to  $1.54   $1,642      1.21%    0.90%   to  0.90%     3.92%    to    3.92%
2006      833   $1.48  to  $1.48   $1,235      1.17%    0.90%   to  0.90%    15.94%    to   15.94%
-------------------------------------------------------------------------------------------------------
AB VPS INTL VAL, CL B
2010    2,393   $1.61  to  $1.49   $3,563      2.45%    0.45%   to  0.90%     3.83%    to    3.37%
2009    4,117   $1.55  to  $1.44   $5,929      1.14%    0.45%   to  0.90%    56.91%(7) to   33.15%
2008    3,148   $1.08  to  $1.08   $3,404      0.82%    0.90%   to  0.90%   (53.70%)   to  (53.70%)
2007    1,531   $2.34  to  $2.34   $3,576      1.00%    0.90%   to  0.90%     4.63%    to    4.63%
2006    1,009   $2.23  to  $2.23   $2,253      1.21%    0.90%   to  0.90%    33.91%    to   33.91%
-------------------------------------------------------------------------------------------------------
AB VPS LG CAP GRO, CL B
2010       88   $1.58  to  $0.94      $83      0.35%    0.45%   to  0.90%     9.34%    to    8.85%
2009      142   $1.44  to  $0.86     $123         --    0.45%   to  0.90%    42.62%(7) to   35.88%
2008      101   $0.63  to  $0.63      $64         --    0.90%   to  0.90%   (40.36%)   to  (40.36%)
2007       25   $1.06  to  $1.06      $27         --    0.90%   to  0.90%     6.50%(5) to    6.50%(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2010      926   $1.66  to  $1.04     $962      2.57%    0.45%   to  0.90%    12.79%    to   12.28%
2009    1,254   $1.47  to  $0.92   $1,156      2.08%    0.45%   to  0.90%    48.72%(7) to   32.57%
2008    1,452   $0.70  to  $0.70   $1,010      0.92%    0.90%   to  0.90%   (45.32%)   to  (45.32%)
2007    2,304   $1.27  to  $1.27   $2,930      0.66%    0.90%   to  0.90%    16.99%    to   16.99%
2006    2,347   $1.09  to  $1.09   $2,551      1.52%    0.90%   to  0.90%    23.91%    to   23.91%
-------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2010    2,284   $1.47  to  $1.68   $3,833      2.19%    0.45%   to  0.90%    12.92%    to   12.41%
2009    2,628   $1.30  to  $1.49   $3,924      5.75%    0.45%   to  0.90%    29.91%(7) to   18.79%
2008    2,985   $1.26  to  $1.26   $3,752      2.65%    0.90%   to  0.90%   (27.43%)   to  (27.43%)
2007    4,434   $1.73  to  $1.73   $7,681      1.57%    0.90%   to  0.90%    (5.99%)   to   (5.99%)
2006    4,503   $1.84  to  $1.84   $8,297      1.34%    0.90%   to  0.90%    17.59%    to   17.59%
-------------------------------------------------------------------------------------------------------
CALVERT VP SRI BAL
2010      364   $1.43  to  $1.02     $383      1.32%    0.45%   to  0.90%    11.60%    to   11.09%
2009      418   $1.28  to  $0.92     $384      1.85%    0.45%   to  0.90%    27.63%(7) to   24.17%
2008      540   $0.74  to  $0.74     $400      2.38%    0.90%   to  0.90%   (31.94%)   to  (31.94%)
2007      606   $1.09  to  $1.09     $660      2.33%    0.90%   to  0.90%     1.83%    to    1.83%
2006      640   $1.07  to  $1.07     $684      2.45%    0.90%   to  0.90%     7.80%    to    7.80%
-------------------------------------------------------------------------------------------------------
COL VP HI INC, CL 2
2010      323   $1.54  to  $1.27     $412      7.87%    0.45%   to  0.90%    11.40%    to   10.90%
2009      355   $1.38  to  $1.15     $407     10.80%    0.45%   to  0.90%    38.00%(7) to   42.62%
2008      219   $0.80  to  $0.80     $176     10.58%    0.90%   to  0.90%   (25.43%)   to  (25.43%)
2007      104   $1.08  to  $1.08     $112      5.45%    0.90%   to  0.90%     0.78%    to    0.78%
2006       26   $1.07  to  $1.07      $28      3.34%    0.90%   to  0.90%     7.11%(4) to    7.11%(4)
-------------------------------------------------------------------------------------------------------
CS COMMODITY RETURN
2010      772   $1.47  to  $1.01     $780      6.78%    0.45%   to  0.90%    16.14%    to   15.62%
2009      771   $1.27  to  $0.87     $674     12.83%    0.45%   to  0.90%    23.31%(7) to   18.40%
2008      526   $0.74  to  $0.74     $388      1.49%    0.90%   to  0.90%   (34.33%)   to  (34.33%)
2007       16   $1.12  to  $1.12      $18      9.07%    0.90%   to  0.90%    10.67%(5) to   10.67%(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
CS U.S. EQ FLEX I
2010      786   $1.60  to  $0.60     $471      0.15%    0.45%   to  0.90%    13.95%    to   13.44%
2009      842   $1.41  to  $0.53     $444      0.99%    0.45%   to  0.90%    39.77%(7) to   23.55%
2008      543   $0.43  to  $0.43     $232      0.08%    0.90%   to  0.90%   (35.19%)   to  (35.19%)
2007      641   $0.66  to  $0.66     $422         --    0.90%   to  0.90%    (1.73%)   to   (1.73%)
2006      735   $0.67  to  $0.67     $492         --    0.90%   to  0.90%     3.83%    to    3.83%
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

                   AT DEC. 31
     -------------------------------------                  FOR THE YEAR ENDED DEC. 31
                  ACCUMULATION             ------------------------------------------------------------
                  UNIT VALUE        NET     INVESTMENT    EXPENSE RATIO
        UNITS       LOWEST TO      ASSETS     INCOME         LOWEST TO           TOTAL RETURN
       (000S)       HIGHEST        (000S)    RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     --------------------------------------------------------------------------------------------------
EV VT FLOATING-RATE INC
2010      475   $1.48  to  $1.10     $524      4.17%    0.45%   to  0.90%     8.63%    to    8.15%
2009    2,701   $1.36  to  $1.01   $2,740      4.76%    0.45%   to  0.90%    35.91%(7) to   43.02%
2008    1,484   $0.71  to  $0.71   $1,052      5.81%    0.90%   to  0.90%   (27.80%)   to  (27.80%)
2007      240   $0.98  to  $0.98     $236      6.32%    0.90%   to  0.90%    (1.83%)(5)to   (1.83%)(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2010    2,812   $1.71  to  $0.96   $2,689      0.90%    0.45%   to  0.90%    16.39%    to   15.88%
2009    4,392   $1.47  to  $0.82   $3,623      0.98%    0.45%   to  0.90%    45.16%(7) to   34.25%
2008    6,712   $0.61  to  $0.61   $4,124      1.26%    0.90%   to  0.90%   (43.21%)   to  (43.21%)
2007    1,117   $1.08  to  $1.08   $1,209      2.76%    0.90%   to  0.90%     8.02%(5) to    8.02%(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2010    4,260   $1.59  to  $1.04   $4,412      0.59%    0.45%   to  0.90%    14.15%    to   13.64%
2009    5,008   $1.39  to  $0.91   $4,562      0.98%    0.45%   to  0.90%    37.33%(7) to   26.02%
2008    5,789   $0.72  to  $0.72   $4,185      1.02%    0.90%   to  0.90%   (42.30%)   to  (42.30%)
2007    7,297   $1.25  to  $1.25   $9,142      1.68%    0.90%   to  0.90%    10.99%    to   10.99%
2006    7,707   $1.13  to  $1.13   $8,698      0.79%    0.90%   to  0.90%    12.00%    to   12.00%
-------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL
2010    3,485   $1.89  to  $2.39   $8,309      0.24%    0.45%   to  0.90%    28.12%    to   27.55%
2009    4,605   $1.47  to  $1.87   $8,613      0.57%    0.45%   to  0.90%    47.48%(7) to   38.76%
2008    5,539   $1.35  to  $1.35   $7,464      0.35%    0.90%   to  0.90%   (40.05%)   to  (40.05%)
2007    6,598   $2.25  to  $2.25  $14,834      0.71%    0.90%   to  0.90%    14.45%    to   14.45%
2006    7,031   $1.96  to  $1.96  $13,811      0.25%    0.90%   to  0.90%    11.58%    to   11.58%
-------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2010    1,679   $1.62  to  $1.18   $1,990      1.29%    0.45%   to  0.90%    12.48%    to   11.98%
2009    1,860   $1.44  to  $1.06   $1,968      2.03%    0.45%   to  0.90%    45.20%(7) to   25.31%
2008    2,176   $0.84  to  $0.84   $1,837      2.25%    0.90%   to  0.90%   (44.37%)   to  (44.37%)
2007    2,869   $1.52  to  $1.52   $4,355      3.16%    0.90%   to  0.90%    16.15%    to   16.15%
2006    2,610   $1.31  to  $1.31   $3,410      0.72%    0.90%   to  0.90%    16.89%    to   16.89%
-------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2010    1,479   $1.65  to  $1.75   $2,588      2.84%    0.45%   to  0.90%    20.42%    to   19.89%
2009    1,630   $1.37  to  $1.46   $2,379     13.01%    0.45%   to  0.90%    36.46%(7) to   18.02%
2008    1,727   $1.24  to  $1.24   $2,137      1.02%    0.90%   to  0.90%   (42.91%)   to  (42.91%)
2007    2,195   $2.17  to  $2.17   $4,756      2.41%    0.90%   to  0.90%   (21.58%)   to  (21.58%)
2006    2,353   $2.76  to  $2.76   $6,502      1.98%    0.90%   to  0.90%    19.51%    to   19.51%
-------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2010      992   $1.85  to  $2.30   $2,278      0.75%    0.45%   to  0.90%    27.65%    to   27.07%
2009    1,039   $1.45  to  $1.81   $1,878      1.65%    0.45%   to  0.90%    44.49%(7) to   28.00%
2008    1,135   $1.41  to  $1.41   $1,602      1.11%    0.90%   to  0.90%   (33.62%)   to  (33.62%)
2007    1,622   $2.13  to  $2.13   $3,449      0.66%    0.90%   to  0.90%    (3.26%)   to   (3.26%)
2006    1,584   $2.20  to  $2.20   $3,481      0.62%    0.90%   to  0.90%    15.93%    to   15.93%
-------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2010    1,127   $1.47  to  $1.41   $1,587      1.60%    0.45%   to  0.90%    10.70%    to   10.20%
2009    1,056   $1.33  to  $1.28   $1,350      2.05%    0.45%   to  0.90%    32.61%(7) to   24.92%
2008      996   $1.02  to  $1.02   $1,019      3.08%    0.90%   to  0.90%   (37.67%)   to  (37.67%)
2007      901   $1.64  to  $1.64   $1,479      1.46%    0.90%   to  0.90%     2.55%    to    2.55%
2006      527   $1.60  to  $1.60     $844      1.28%    0.90%   to  0.90%    17.32%    to   17.32%
-------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL, INST
2010    2,481   $1.76  to  $2.40   $5,958      0.60%    0.45%   to  0.90%    24.44%    to   23.88%
2009    3,665   $1.41  to  $1.94   $7,107      1.84%    0.45%   to  0.90%    40.54%(7) to   31.96%
2008    3,997   $1.47  to  $1.47   $5,873      1.02%    0.90%   to  0.90%   (37.62%)   to  (37.62%)
2007    4,623   $2.36  to  $2.36  $10,889      0.78%    0.90%   to  0.90%     2.27%    to    2.27%
2006    4,422   $2.30  to  $2.30  $10,183      1.03%    0.90%   to  0.90%    15.13%    to   15.13%
-------------------------------------------------------------------------------------------------------
GS VIT STRUCTD SM CAP EQ, INST
2010      363   $1.86  to  $1.49     $541      0.56%    0.45%   to  0.90%    29.53%    to   28.95%
2009      409   $1.44  to  $1.15     $472      1.19%    0.45%   to  0.90%    43.14%(7) to   26.53%
2008      425   $0.91  to  $0.91     $387      0.64%    0.90%   to  0.90%   (34.62%)   to  (34.62%)
2007      537   $1.39  to  $1.39     $748      0.36%    0.90%   to  0.90%   (17.24%)   to  (17.24%)
2006      531   $1.68  to  $1.68     $894      0.72%    0.90%   to  0.90%    11.27%    to   11.27%
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  63

                   AT DEC. 31
     -------------------------------------                  FOR THE YEAR ENDED DEC. 31
                  ACCUMULATION             ------------------------------------------------------------
                  UNIT VALUE        NET     INVESTMENT    EXPENSE RATIO
        UNITS       LOWEST TO      ASSETS     INCOME         LOWEST TO           TOTAL RETURN
       (000S)       HIGHEST        (000S)    RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     --------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ, INST
2010    1,947   $1.48  to  $0.91   $1,768      1.41%    0.45%   to  0.90%    12.34%    to   11.83%
2009    2,341   $1.32  to  $0.81   $1,896      1.99%    0.45%   to  0.90%    30.79%(7) to   20.06%
2008    2,797   $0.67  to  $0.67   $1,887      1.42%    0.90%   to  0.90%   (37.56%)   to  (37.56%)
2007    3,964   $1.08  to  $1.08   $4,284      1.01%    0.90%   to  0.90%    (2.51%)   to   (2.51%)
2006    4,106   $1.11  to  $1.11   $4,552      1.19%    0.90%   to  0.90%    11.88%    to   11.88%
-------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER I
2010      678   $1.44  to  $0.68     $472      0.76%    0.45%   to  0.90%    14.97%    to   14.45%
2009      715   $1.25  to  $0.60     $426      0.61%    0.45%   to  0.90%    25.94%(7) to   19.99%
2008      814   $0.50  to  $0.50     $404         --    0.90%   to  0.90%   (43.01%)   to  (43.01%)
2007    1,254   $0.87  to  $0.87   $1,092         --    0.90%   to  0.90%    11.00%    to   11.00%
2006    1,077   $0.78  to  $0.78     $845      0.06%    0.90%   to  0.90%     5.35%    to    5.35%
-------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER I
2010      276   $1.75  to  $1.32     $369         --    0.45%   to  0.90%    18.25%    to   17.71%
2009      369   $1.48  to  $1.12     $413         --    0.45%   to  0.90%    46.96%(7) to   41.10%
2008      450   $0.79  to  $0.79     $357         --    0.90%   to  0.90%   (47.50%)   to  (47.50%)
2007      639   $1.51  to  $1.51     $966         --    0.90%   to  0.90%     9.85%    to    9.85%
2006      598   $1.38  to  $1.38     $823         --    0.90%   to  0.90%    15.48%    to   15.48%
-------------------------------------------------------------------------------------------------------
INVESCO VI CORE EQ, SER I
2010    6,251   $1.51  to  $1.87  $11,709      0.96%    0.45%   to  0.90%     9.07%    to    8.57%
2009    7,110   $1.38  to  $1.73  $12,272      1.81%    0.45%   to  0.90%    37.80%(7) to   27.15%
2008    8,084   $1.36  to  $1.36  $10,975      2.04%    0.90%   to  0.90%   (30.77%)   to  (30.77%)
2007    9,894   $1.96  to  $1.96  $19,400      1.09%    0.90%   to  0.90%     7.14%    to    7.14%
2006   10,839   $1.83  to  $1.83  $19,836      0.55%    0.90%   to  0.90%    15.66%    to   15.66%
-------------------------------------------------------------------------------------------------------
INVESCO VI FIN SERV, SER I
2010      642   $1.86  to  $0.62     $399      0.09%    0.45%   to  0.90%     9.82%    to    9.33%
2009      879   $1.69  to  $0.57     $500      4.14%    0.45%   to  0.90%    64.92%(7) to   26.29%
2008      331   $0.45  to  $0.45     $149      7.23%    0.90%   to  0.90%   (59.81%)   to  (59.81%)
2007       28   $1.12  to  $1.12      $31      1.85%    0.90%   to  0.90%   (22.92%)   to  (22.92%)
2006       17   $1.45  to  $1.45      $25      2.61%    0.90%   to  0.90%    15.40%    to   15.40%
-------------------------------------------------------------------------------------------------------
INVESCO VI INTL GRO, SER II
2010    1,055   $1.62  to  $0.91     $965      0.64%    0.45%   to  0.90%    12.10%    to   11.60%
2009    6,942   $1.45  to  $0.82   $5,674      1.91%    0.45%   to  0.90%    44.73%(7) to   33.70%
2008    2,638   $0.61  to  $0.61   $1,613      0.90%    0.90%   to  0.90%   (41.08%)   to  (41.08%)
2007      310   $1.04  to  $1.04     $321      1.20%    0.90%   to  0.90%     3.35%(5) to    3.35%(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
INVESCO VI TECH, SER I
2010      168   $1.99  to  $1.49     $251         --    0.45%   to  0.90%    20.76%    to   20.22%
2009      183   $1.65  to  $1.24     $227         --    0.45%   to  0.90%    61.95%(7) to   55.99%
2008       69   $0.79  to  $0.79      $55         --    0.90%   to  0.90%   (45.00%)   to  (45.00%)
2007       59   $1.44  to  $1.44      $86         --    0.90%   to  0.90%     6.73%    to    6.73%
2006       54   $1.35  to  $1.35      $73         --    0.90%   to  0.90%     9.49%    to    9.49%
-------------------------------------------------------------------------------------------------------
INVESCO VANK VI COMSTOCK, SER II
2010      287   $1.66  to  $0.85     $244      0.33%    0.45%   to  0.90%    15.17%    to   14.66%
2009    3,178   $1.44  to  $0.74   $2,351      4.54%    0.45%   to  0.90%    43.01%(7) to   27.26%
2008    3,406   $0.58  to  $0.58   $1,980      1.33%    0.90%   to  0.90%   (36.38%)   to  (36.38%)
2007      502   $0.91  to  $0.91     $459         --    0.90%   to  0.90%    (8.81%)(5)to   (8.81%)(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE, SERV
2010      610   $1.92  to  $0.86     $529         --    0.45%   to  0.90%    24.96%    to   24.40%
2009      665   $1.53  to  $0.69     $462         --    0.45%   to  0.90%    52.61%(7) to   43.15%
2008      805   $0.49  to  $0.49     $391      0.06%    0.90%   to  0.90%   (44.36%)   to  (44.36%)
2007      811   $0.87  to  $0.87     $707      0.07%    0.90%   to  0.90%    20.64%    to   20.64%
2006      707   $0.72  to  $0.72     $511         --    0.90%   to  0.90%    12.29%    to   12.29%
-------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2010    1,879   $2.03  to  $0.68   $1,269         --    0.45%   to  0.90%    23.84%    to   23.28%
2009    2,011   $1.64  to  $0.55   $1,102         --    0.45%   to  0.90%    62.40%(7) to   55.49%
2008    1,521   $0.35  to  $0.35     $536      0.09%    0.90%   to  0.90%   (44.47%)   to  (44.47%)
2007    1,646   $0.63  to  $0.63   $1,045      0.38%    0.90%   to  0.90%    20.60%    to   20.60%
2006    1,155   $0.53  to  $0.53     $608         --    0.90%   to  0.90%     6.86%    to    6.86%
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

                   AT DEC. 31
     -------------------------------------                  FOR THE YEAR ENDED DEC. 31
                  ACCUMULATION             ------------------------------------------------------------
                  UNIT VALUE        NET     INVESTMENT    EXPENSE RATIO
        UNITS       LOWEST TO      ASSETS     INCOME         LOWEST TO           TOTAL RETURN
       (000S)       HIGHEST        (000S)    RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     --------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS, SERV
2010      548   $1.62  to  $0.95     $518      0.07%    0.45%   to  0.90%    13.74%    to   13.23%
2009    7,009   $1.42  to  $0.83   $5,851      0.40%    0.45%   to  0.90%    40.48%(7) to   34.79%
2008    5,662   $0.62  to  $0.62   $3,507      0.72%    0.90%   to  0.90%   (40.41%)   to  (40.41%)
2007      769   $1.04  to  $1.04     $799      1.05%    0.90%   to  0.90%     3.81%(5) to    3.81%(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS, SERV
2010    2,888   $2.34  to  $2.06   $5,958      0.54%    0.45%   to  0.90%    24.46%    to   23.90%
2009    3,449   $1.88  to  $1.66   $5,741      0.41%    0.45%   to  0.90%    85.74%(7) to   77.47%
2008    3,779   $0.94  to  $0.94   $3,544      1.09%    0.90%   to  0.90%   (52.66%)   to  (52.66%)
2007    4,242   $1.98  to  $1.98   $8,404      0.46%    0.90%   to  0.90%    26.86%    to   26.86%
2006    3,208   $1.56  to  $1.56   $5,009      1.94%    0.90%   to  0.90%    45.32%    to   45.32%
-------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2010    2,475   $1.64  to  $0.77   $1,911      0.60%    0.45%   to  0.90%    11.65%    to   11.15%
2009   12,188   $1.47  to  $0.69   $8,466      0.13%    0.45%   to  0.90%    46.08%(7) to   37.85%
2008    2,248   $0.50  to  $0.50   $1,133      0.30%    0.90%   to  0.90%   (37.55%)   to  (37.55%)
2007    2,642   $0.81  to  $0.81   $2,132      0.08%    0.90%   to  0.90%    10.02%    to   10.02%
2006    2,585   $0.73  to  $0.73   $1,895         --    0.90%   to  0.90%     6.34%    to    6.34%
-------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2010    1,286   $2.40  to  $1.33   $1,710         --    0.45%   to  0.90%    35.33%    to   34.72%
2009    1,169   $1.77  to  $0.99   $1,153         --    0.45%   to  0.90%    75.37%(7) to   61.46%
2008    1,094   $0.61  to  $0.61     $668         --    0.90%   to  0.90%   (40.06%)   to  (40.06%)
2007    1,358   $1.02  to  $1.02   $1,384         --    0.90%   to  0.90%     1.33%    to    1.33%
2006    1,521   $1.01  to  $1.01   $1,530         --    0.90%   to  0.90%    11.92%    to   11.92%
-------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2010      475   $1.55  to  $2.54   $1,208      3.02%    0.45%   to  0.90%    13.00%    to   12.49%
2009      484   $1.37  to  $2.26   $1,095      4.36%    0.45%   to  0.90%    35.47%(7) to   31.68%
2008      394   $1.72  to  $1.72     $677      1.25%    0.90%   to  0.90%   (38.37%)   to  (38.37%)
2007      286   $2.79  to  $2.79     $796      0.77%    0.90%   to  0.90%    26.41%    to   26.41%
2006      227   $2.21  to  $2.21     $500      1.70%    0.90%   to  0.90%    29.79%    to   29.79%
-------------------------------------------------------------------------------------------------------
MS UIF GLOBAL REAL EST, CL II
2010      250   $2.00  to  $0.81     $204      3.47%    0.45%   to  0.90%    21.77%    to   21.22%
2009    1,622   $1.65  to  $0.67   $1,090      0.02%    0.45%   to  0.90%    63.95%(7) to   40.15%
2008    1,950   $0.48  to  $0.48     $934      2.99%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007      157   $0.87  to  $0.87     $136      0.40%    0.90%   to  0.90%   (12.27%)(5)to  (12.27%)(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
MS UIF MID CAP GRO, CL II
2010      210   $2.20  to  $1.17     $246         --    0.45%   to  0.90%    31.68%    to   31.09%
2009      152   $1.67  to  $0.89     $136         --    0.45%   to  0.90%    65.91%(7) to   55.95%
2008      235   $0.57  to  $0.57     $135      0.83%    0.90%   to  0.90%   (47.29%)   to  (47.29%)
2007       80   $1.09  to  $1.09      $87         --    0.90%   to  0.90%     8.39%(5) to    8.39%(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2010      562   $1.75  to  $1.05     $590      0.93%    0.45%   to  0.90%    15.19%    to   14.67%
2009      337   $1.52  to  $0.92     $308      1.88%    0.45%   to  0.90%    52.47%(7) to   38.10%
2008      231   $0.66  to  $0.66     $153      1.08%    0.90%   to  0.90%   (40.87%)   to  (40.87%)
2007      101   $1.12  to  $1.12     $113      0.66%    0.90%   to  0.90%     5.13%    to    5.13%
2006       30   $1.07  to  $1.07      $32         --    0.90%   to  0.90%     6.62%(4) to    6.62%(4)
-------------------------------------------------------------------------------------------------------
OPPEN GLOBAL STRATEGIC INC VA, SRV
2010    2,445   $1.36  to  $1.28   $3,131     14.27%    0.45%   to  0.90%    14.26%    to   13.74%
2009    7,085   $1.19  to  $1.13   $7,976      0.22%    0.45%   to  0.90%    19.74%(7) to   17.35%
2008    5,686   $0.96  to  $0.96   $5,455      2.99%    0.90%   to  0.90%   (15.25%)   to  (15.25%)
2007    1,171   $1.13  to  $1.13   $1,325      1.01%    0.90%   to  0.90%     8.56%    to    8.56%
2006       56   $1.04  to  $1.04      $58         --    0.90%   to  0.90%     4.28%(4) to    4.28%(4)
-------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM MID CAP VA, SERV
2010      275   $1.88  to  $0.99     $273      0.44%    0.45%   to  0.90%    22.50%    to   21.95%
2009      296   $1.53  to  $0.82     $242      0.64%    0.45%   to  0.90%    52.02%(7) to   35.65%
2008      226   $0.60  to  $0.60     $136      0.27%    0.90%   to  0.90%   (38.56%)   to  (38.56%)
2007      134   $0.98  to  $0.98     $131      0.07%    0.90%   to  0.90%    (2.28%)   to   (2.28%)
2006       25   $1.00  to  $1.00      $25         --    0.90%   to  0.90%     0.14%(4) to    0.14%(4)
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  65

                   AT DEC. 31
     -------------------------------------                  FOR THE YEAR ENDED DEC. 31
                  ACCUMULATION             ------------------------------------------------------------
                  UNIT VALUE        NET     INVESTMENT    EXPENSE RATIO
        UNITS       LOWEST TO      ASSETS     INCOME         LOWEST TO           TOTAL RETURN
       (000S)       HIGHEST        (000S)    RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     --------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET, ADVISOR CL
2010    2,188   $1.42  to  $1.18   $2,587      5.98%    0.45%   to  0.90%    12.50%    to   11.99%
2009    4,921   $1.26  to  $1.06   $5,193      7.35%    0.45%   to  0.90%    25.97%(7) to   20.34%
2008    4,390   $0.88  to  $0.88   $3,850      7.52%    0.90%   to  0.90%   (16.67%)   to  (16.67%)
2007      647   $1.05  to  $1.05     $681     16.79%    0.90%   to  0.90%     4.96%(5) to    4.96%(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
PUT VT GLOBAL HLTH CARE, CL IB
2010      146   $1.29  to  $1.35     $197      1.96%    0.45%   to  0.90%     2.01%    to    1.55%
2009      156   $1.26  to  $1.33     $207     10.90%    0.45%   to  0.90%    26.74%(7) to   24.87%
2008      159   $1.06  to  $1.06     $169         --    0.90%   to  0.90%   (17.81%)   to  (17.81%)
2007       68   $1.29  to  $1.29      $88      0.76%    0.90%   to  0.90%    (1.50%)   to   (1.50%)
2006       49   $1.31  to  $1.31      $64      0.25%    0.90%   to  0.90%     1.87%    to    1.87%
-------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2010      395   $1.63  to  $1.91     $755      7.93%    0.45%   to  0.90%    13.53%    to   13.02%
2009      499   $1.43  to  $1.69     $845     10.55%    0.45%   to  0.90%    43.77%(7) to   48.84%
2008      567   $1.14  to  $1.14     $645     10.03%    0.90%   to  0.90%   (26.73%)   to  (26.73%)
2007      764   $1.55  to  $1.55   $1,186      7.62%    0.90%   to  0.90%     1.87%    to    1.87%
2006      715   $1.52  to  $1.52   $1,088      7.13%    0.90%   to  0.90%     9.53%    to    9.53%
-------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2010       85   $1.55  to  $1.51     $128      3.62%    0.45%   to  0.90%     9.53%    to    9.04%
2009      112   $1.42  to  $1.39     $155         --    0.45%   to  0.90%    42.55%(7) to   23.52%
2008       87   $1.12  to  $1.12      $97      2.21%    0.90%   to  0.90%   (44.45%)   to  (44.45%)
2007      117   $2.02  to  $2.02     $237      2.52%    0.90%   to  0.90%     7.39%    to    7.39%
2006       88   $1.88  to  $1.88     $165      0.56%    0.90%   to  0.90%    26.58%    to   26.58%
-------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IA
2010    5,155   $1.65  to  $1.47   $7,574      0.59%    0.45%   to  0.90%    19.34%    to   18.80%
2009    5,843   $1.38  to  $1.24   $7,225      0.68%    0.45%   to  0.90%    37.02%(7) to   31.30%
2008    6,663   $0.94  to  $0.94   $6,276      0.31%    0.90%   to  0.90%   (39.17%)   to  (39.17%)
2007    8,022   $1.55  to  $1.55  $12,420      0.16%    0.90%   to  0.90%     5.06%    to    5.06%
2006    8,907   $1.47  to  $1.47  $13,126      0.18%    0.90%   to  0.90%     7.85%    to    7.85%
-------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IB
2010      311   $1.13  to  $1.13     $352         --    0.45%   to  0.90%    13.18%(10)to   13.04%(10)
2009      485   $1.46  to  $0.57     $277         --    0.45%   to  0.90%    44.60%(7) to   37.50%
2008      542   $0.42  to  $0.42     $225         --    0.90%   to  0.90%   (46.03%)   to  (46.03%)
2007      618   $0.77  to  $0.77     $476         --    0.90%   to  0.90%     2.87%    to    2.87%
2006      675   $0.75  to  $0.75     $505         --    0.90%   to  0.90%     4.51%    to    4.51%
-------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP, INVEST CL
2010    1,458   $2.20  to  $2.91   $4,244      1.83%    0.45%   to  0.90%    29.38%    to   28.80%
2009    1,689   $1.70  to  $2.26   $3,820         --    0.45%   to  0.90%    69.16%(7) to   56.63%
2008    1,947   $1.44  to  $1.44   $2,811      2.29%    0.90%   to  0.90%   (43.78%)   to  (43.78%)
2007    2,726   $2.57  to  $2.57   $7,002      1.42%    0.90%   to  0.90%     3.04%    to    3.04%
2006    2,857   $2.49  to  $2.49   $7,122      0.19%    0.90%   to  0.90%    19.99%    to   19.99%
-------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, AGGR
2010      433   $1.48  to  $0.97     $420         --    0.45%   to  0.90%    12.02%    to   11.51%
2009      380   $1.32  to  $0.87     $331         --    0.45%   to  0.90%    31.70%(7) to   22.70%
2008      212   $0.71  to  $0.71     $150         --    0.90%   to  0.90%   (29.86%)(6)to  (29.86%)(6)
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, CONSERV
2010      302   $1.30  to  $1.05     $317         --    0.45%   to  0.90%     8.29%    to    7.79%
2009      143   $1.20  to  $0.97     $139         --    0.45%   to  0.90%    19.42%(7) to   15.82%
2008       14   $0.84  to  $0.84      $11         --    0.90%   to  0.90%   (16.44%)(6)to  (16.44%)(6)
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD
2010      787   $1.39  to  $0.99     $782         --    0.45%   to  0.90%     9.89%    to    9.38%
2009      624   $1.27  to  $0.91     $566         --    0.45%   to  0.90%    26.32%(7) to   19.64%
2008      395   $0.76  to  $0.76     $300         --    0.90%   to  0.90%   (24.75%)(6)to  (24.75%)(6)
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
66  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

                   AT DEC. 31
     -------------------------------------                  FOR THE YEAR ENDED DEC. 31
                  ACCUMULATION             ------------------------------------------------------------
                  UNIT VALUE        NET     INVESTMENT    EXPENSE RATIO
        UNITS       LOWEST TO      ASSETS     INCOME         LOWEST TO           TOTAL RETURN
       (000S)       HIGHEST        (000S)    RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     --------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD AGGR
2010      273   $1.44  to  $0.98     $268         --    0.45%   to  0.90%    10.88%    to   10.37%
2009      271   $1.30  to  $0.89     $241         --    0.45%   to  0.90%    29.15%(7) to   21.10%
2008      103   $0.73  to  $0.73      $75         --    0.90%   to  0.90%   (27.20%)(6)to  (27.20%)(6)
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD CONSERV
2010      198   $1.34  to  $1.02     $202         --    0.45%   to  0.90%     9.17%    to    8.67%
2009      188   $1.23  to  $0.94     $176         --    0.45%   to  0.90%    22.60%(7) to   17.86%
2008       31   $0.79  to  $0.79      $25         --    0.90%   to  0.90%   (21.14%)(6)to  (21.14%)(6)
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
COL VP BAL, CL 3
2010   14,247   $1.47  to  $1.03  $14,718         --    0.45%   to  0.90%    12.03%    to   11.52%
2009   16,348   $1.31  to  $0.93  $15,142         --    0.45%   to  0.90%    30.33%(7) to   23.11%
2008   19,230   $0.75  to  $0.75  $14,467      0.25%    0.90%   to  0.90%   (30.54%)   to  (30.54%)
2007   24,520   $1.08  to  $1.08  $26,559      2.87%    0.90%   to  0.90%     0.82%    to    0.82%
2006   26,606   $1.07  to  $1.07  $28,583      2.48%    0.90%   to  0.90%    13.36%    to   13.36%
-------------------------------------------------------------------------------------------------------
COL VP CASH MGMT, CL 3
2010    4,118   $0.99  to  $1.11   $4,581      0.01%    0.45%   to  0.90%    (0.44%)   to   (0.89%)
2009    5,369   $1.00  to  $1.12   $6,026      0.07%    0.45%   to  0.90%    (0.30%)(7)to   (0.74%)
2008    7,983   $1.13  to  $1.13   $9,024      2.26%    0.90%   to  0.90%     1.35%    to    1.35%
2007    7,117   $1.12  to  $1.12   $7,938      4.72%    0.90%   to  0.90%     3.89%    to    3.89%
2006    5,993   $1.07  to  $1.07   $6,434      4.43%    0.90%   to  0.90%     3.55%    to    3.55%
-------------------------------------------------------------------------------------------------------
COL VP DIV BOND, CL 3
2010    7,560   $1.22  to  $1.49  $11,272      4.02%    0.45%   to  0.90%     7.84%    to    7.35%
2009   16,785   $1.13  to  $1.39  $23,317      4.01%    0.45%   to  0.90%    13.38%(7) to   13.40%
2008   14,554   $1.23  to  $1.23  $17,830      0.41%    0.90%   to  0.90%    (7.15%)   to   (7.15%)
2007   11,883   $1.32  to  $1.32  $15,679      4.75%    0.90%   to  0.90%     4.25%    to    4.25%
2006    9,617   $1.27  to  $1.27  $12,171      4.37%    0.90%   to  0.90%     3.48%    to    3.48%
-------------------------------------------------------------------------------------------------------
COL VP DIV EQ INC, CL 3
2010    8,131   $1.63  to  $1.67  $13,561         --    0.45%   to  0.90%    16.31%    to   15.78%
2009   13,915   $1.40  to  $1.44  $20,042         --    0.45%   to  0.90%    39.18%(7) to   26.32%
2008   14,276   $1.14  to  $1.14  $16,279      0.08%    0.90%   to  0.90%   (41.00%)   to  (41.00%)
2007   13,179   $1.93  to  $1.93  $25,471      1.57%    0.90%   to  0.90%     7.05%    to    7.05%
2006   11,103   $1.81  to  $1.81  $20,045      1.41%    0.90%   to  0.90%    18.67%    to   18.67%
-------------------------------------------------------------------------------------------------------
COL VP DYN EQ, CL 3
2010   28,233   $1.61  to  $0.73  $20,699         --    0.45%   to  0.90%    16.81%    to   16.28%
2009   31,890   $1.38  to  $0.63  $20,086         --    0.45%   to  0.90%    36.80%(7) to   23.04%
2008   36,252   $0.51  to  $0.51  $18,558      0.23%    0.90%   to  0.90%   (42.68%)   to  (42.68%)
2007   44,581   $0.89  to  $0.89  $39,816      1.31%    0.90%   to  0.90%     2.01%    to    2.01%
2006   49,649   $0.88  to  $0.88  $43,470      1.19%    0.90%   to  0.90%    14.25%    to   14.25%
-------------------------------------------------------------------------------------------------------
COL VP GLOBAL BOND, CL 3
2010    1,659   $1.21  to  $1.80   $2,984      3.94%    0.45%   to  0.90%     6.11%    to    5.63%
2009    3,799   $1.14  to  $1.71   $6,477      1.81%    0.45%   to  0.90%    13.99%(7) to   10.38%
2008    3,493   $1.54  to  $1.54   $5,396      7.32%    0.90%   to  0.90%    (1.33%)   to   (1.33%)
2007    2,335   $1.57  to  $1.57   $3,655      3.64%    0.90%   to  0.90%     6.68%    to    6.68%
2006    1,646   $1.47  to  $1.47   $2,416      3.27%    0.90%   to  0.90%     5.78%    to    5.78%
-------------------------------------------------------------------------------------------------------
COL VP GLOBAL INFLATION PROT SEC, CL 3
2010      819   $1.12  to  $1.19     $979      0.78%    0.45%   to  0.90%     3.65%    to    3.19%
2009    5,531   $1.08  to  $1.16   $6,404     10.00%    0.45%   to  0.90%     8.15%(7) to    5.88%
2008    2,466   $1.09  to  $1.09   $2,697      2.58%    0.90%   to  0.90%    (0.76%)   to   (0.76%)
2007      424   $1.10  to  $1.10     $467      2.62%    0.90%   to  0.90%     6.97%    to    6.97%
2006       10   $1.03  to  $1.03      $12      7.51%    0.90%   to  0.90%     3.09%(4) to    3.09%(4)
-------------------------------------------------------------------------------------------------------
COL VP HI YIELD BOND, CL 3
2010    1,927   $1.66  to  $1.84   $3,546      9.15%    0.45%   to  0.90%    13.45%    to   12.94%
2009    2,312   $1.47  to  $1.63   $3,769     10.39%    0.45%   to  0.90%    48.29%(7) to   52.47%
2008    2,371   $1.07  to  $1.07   $2,535      0.32%    0.90%   to  0.90%   (25.85%)   to  (25.85%)
2007    3,544   $1.44  to  $1.44   $5,108      7.42%    0.90%   to  0.90%     0.94%    to    0.94%
2006    3,372   $1.43  to  $1.43   $4,815      7.44%    0.90%   to  0.90%     9.83%    to    9.83%
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  67

                   AT DEC. 31
     -------------------------------------                  FOR THE YEAR ENDED DEC. 31
                  ACCUMULATION             ------------------------------------------------------------
                  UNIT VALUE        NET     INVESTMENT    EXPENSE RATIO
        UNITS       LOWEST TO      ASSETS     INCOME         LOWEST TO           TOTAL RETURN
       (000S)       HIGHEST        (000S)    RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     --------------------------------------------------------------------------------------------------
COL VP INC OPP, CL 3
2010      483   $1.52  to  $1.36     $656      3.11%    0.45%   to  0.90%    12.55%    to   12.03%
2009    4,065   $1.35  to  $1.21   $4,929      4.99%    0.45%   to  0.90%    34.82%(7) to   41.12%
2008    2,138   $0.86  to  $0.86   $1,837      0.06%    0.90%   to  0.90%   (19.54%)   to  (19.54%)
2007      379   $1.07  to  $1.07     $405      6.99%    0.90%   to  0.90%     1.71%    to    1.71%
2006        6   $1.05  to  $1.05       $8      6.43%    0.90%   to  0.90%     5.07%(4) to    5.07%(4)
-------------------------------------------------------------------------------------------------------
COL VP MID CAP GRO OPP, CL 3
2010      405   $2.18  to  $1.62     $655         --    0.45%   to  0.90%    25.72%    to   25.15%
2009      584   $1.73  to  $1.29     $754         --    0.45%   to  0.90%    70.03%(7) to   61.94%
2008      385   $0.80  to  $0.80     $307      0.02%    0.90%   to  0.90%   (45.34%)   to  (45.34%)
2007      386   $1.46  to  $1.46     $563      0.05%    0.90%   to  0.90%    12.72%    to   12.72%
2006      319   $1.29  to  $1.29     $412      0.30%    0.90%   to  0.90%    (0.96%)   to   (0.96%)
-------------------------------------------------------------------------------------------------------
COL VP MID CAP VAL OPP, CL 3
2010      273   $1.85  to  $1.04     $284         --    0.45%   to  0.90%    21.97%    to   21.41%
2009      298   $1.52  to  $0.86     $255         --    0.45%   to  0.90%    49.83%(7) to   39.68%
2008      322   $0.61  to  $0.61     $197         --    0.90%   to  0.90%   (45.60%)   to  (45.60%)
2007      201   $1.13  to  $1.13     $226      0.81%    0.90%   to  0.90%     9.36%    to    9.36%
2006       17   $1.03  to  $1.03      $18      1.18%    0.90%   to  0.90%     2.40%(4) to    2.40%(4)
-------------------------------------------------------------------------------------------------------
COL VP S&P 500, CL 3
2010    4,862   $1.56  to  $0.97   $4,709         --    0.45%   to  0.90%    14.19%    to   13.67%
2009    5,286   $1.37  to  $0.85   $4,503         --    0.45%   to  0.90%    36.77%(7) to   24.87%
2008    5,257   $0.68  to  $0.68   $3,586      0.08%    0.90%   to  0.90%   (37.66%)   to  (37.66%)
2007    7,112   $1.09  to  $1.09   $7,783      1.65%    0.90%   to  0.90%     4.07%    to    4.07%
2006    6,777   $1.05  to  $1.05   $7,126      1.46%    0.90%   to  0.90%    14.23%    to   14.23%
-------------------------------------------------------------------------------------------------------
COL VP SHORT DURATION, CL 3
2010    2,763   $1.07  to  $1.25   $3,448      0.90%    0.45%   to  0.90%     2.55%    to    2.08%
2009    3,379   $1.05  to  $1.22   $4,132      2.98%    0.45%   to  0.90%     4.67%(7) to    4.58%
2008    2,710   $1.17  to  $1.17   $3,168      0.15%    0.90%   to  0.90%    (3.51%)   to   (3.51%)
2007    3,152   $1.21  to  $1.21   $3,819      4.18%    0.90%   to  0.90%     4.38%    to    4.38%
2006    2,978   $1.16  to  $1.16   $3,457      3.81%    0.90%   to  0.90%     2.92%    to    2.92%
-------------------------------------------------------------------------------------------------------
COL VP LG CAP GRO, CL 3
2010    2,792   $1.68  to  $0.61   $1,703         --    0.45%   to  0.90%    16.64%    to   16.11%
2009    2,923   $1.44  to  $0.52   $1,534         --    0.45%   to  0.90%    42.81%(7) to   35.76%
2008   10,135   $0.39  to  $0.39   $3,917      0.20%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007    5,980   $0.70  to  $0.70   $4,191      1.00%    0.90%   to  0.90%     2.14%    to    2.14%
2006    4,510   $0.69  to  $0.69   $3,094      0.88%    0.90%   to  0.90%    10.09%    to   10.09%
-------------------------------------------------------------------------------------------------------
COL VP SELECT LG CAP VAL, CL 3
2010       53   $1.67  to  $0.97      $51         --    0.45%   to  0.90%    19.99%    to   19.44%
2009       53   $1.39  to  $0.82      $43         --    0.45%   to  0.90%    37.30%(7) to   25.00%
2008       67   $0.65  to  $0.65      $44      0.05%    0.90%   to  0.90%   (40.00%)   to  (40.00%)
2007       13   $1.09  to  $1.09      $14      1.63%    0.90%   to  0.90%    (1.35%)   to   (1.35%)
2006        1   $1.10  to  $1.10       $2      2.06%    0.90%   to  0.90%    10.59%(4) to   10.59%(4)
-------------------------------------------------------------------------------------------------------
COL VP SELECT SM CAP VAL, CL 3
2010      660   $1.93  to  $1.48     $978         --    0.45%   to  0.90%    26.23%    to   25.66%
2009      663   $1.53  to  $1.18     $783         --    0.45%   to  0.90%    52.13%(7) to   38.56%
2008      807   $0.85  to  $0.85     $688         --    0.90%   to  0.90%   (39.15%)   to  (39.15%)
2007      988   $1.40  to  $1.40   $1,382      0.16%    0.90%   to  0.90%    (5.05%)   to   (5.05%)
2006    1,095   $1.47  to  $1.47   $1,615      0.04%    0.90%   to  0.90%    10.69%    to   10.69%
-------------------------------------------------------------------------------------------------------
COL VP EMER MKTS OPP, CL 3
2010    1,086   $2.31  to  $3.30   $3,580      1.54%    0.45%   to  0.90%    19.22%    to   18.68%
2009    1,859   $1.94  to  $2.78   $5,164      0.36%    0.45%   to  0.90%    93.74%(7) to   72.52%
2008    2,006   $1.61  to  $1.61   $3,231      0.70%    0.90%   to  0.90%   (54.12%)   to  (54.12%)
2007    1,167   $3.51  to  $3.51   $4,098      0.58%    0.90%   to  0.90%    36.87%    to   36.87%
2006      958   $2.56  to  $2.56   $2,458      0.34%    0.90%   to  0.90%    32.71%    to   32.71%
-------------------------------------------------------------------------------------------------------
COL VP INTL OPP, CL 3
2010   10,001   $1.62  to  $0.84   $8,438      1.42%    0.45%   to  0.90%    13.39%    to   12.87%
2009   11,407   $1.43  to  $0.75   $8,513      1.57%    0.45%   to  0.90%    44.19%(7) to   26.40%
2008   13,515   $0.59  to  $0.59   $7,980      2.34%    0.90%   to  0.90%   (40.97%)   to  (40.97%)
2007   16,842   $1.00  to  $1.00  $16,846      0.99%    0.90%   to  0.90%    11.67%    to   11.67%
2006   18,415   $0.90  to  $0.90  $16,493      1.94%    0.90%   to  0.90%    23.06%    to   23.06%
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
68  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

                   AT DEC. 31
     -------------------------------------                  FOR THE YEAR ENDED DEC. 31
                  ACCUMULATION             ------------------------------------------------------------
                  UNIT VALUE        NET     INVESTMENT    EXPENSE RATIO
        UNITS       LOWEST TO      ASSETS     INCOME         LOWEST TO           TOTAL RETURN
       (000S)       HIGHEST        (000S)    RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     --------------------------------------------------------------------------------------------------
VP AGGR, CL 2
2010    1,262   $1.13  to  $1.12   $1,416         --    0.45%   to  0.90%    13.71%(9) to   13.37%(9)
2009       --      --         --       --         --       --          --        --             --
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
VP AGGR, CL 4
2010   13,081   $1.13  to  $1.12  $14,675         --    0.45%   to  0.90%    13.71%(9) to   13.37%(9)
2009       --      --         --       --         --       --          --        --             --
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
VP CONSERV, CL 2
2010      151   $1.05  to  $1.05     $158         --    0.45%   to  0.90%     5.63%(9) to    5.32%(9)
2009       --      --         --       --         --       --          --        --             --
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
VP CONSERV, CL 4
2010    1,937   $1.05  to  $1.05   $2,025         --    0.45%   to  0.90%     5.63%(9) to    5.32%(9)
2009       --      --         --       --         --       --          --        --             --
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
VP DAVIS NY VENTURE, CL 3
2010      410   $1.62  to  $0.85     $348         --    0.45%   to  0.90%    11.03%    to   10.52%
2009    8,520   $1.46  to  $0.77   $6,550         --    0.45%   to  0.90%    44.68%(7) to   30.15%
2008    4,123   $0.59  to  $0.59   $2,435      0.01%    0.90%   to  0.90%   (39.13%)   to  (39.13%)
2007      567   $0.97  to  $0.97     $550      1.20%    0.90%   to  0.90%    (3.23%)(5)to   (3.23%)(5)
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
VP GS MID CAP VAL, CL 3
2010      120   $1.78  to  $1.14     $137         --    0.45%   to  0.90%    21.32%    to   20.77%
2009       77   $1.47  to  $0.94      $73         --    0.45%   to  0.90%    45.45%(7) to   35.40%
2008      102   $0.69  to  $0.69      $71         --    0.90%   to  0.90%   (37.25%)   to  (37.25%)
2007        7   $1.11  to  $1.11       $8      1.33%    0.90%   to  0.90%     5.08%    to    5.08%
2006       --   $1.05  to  $1.05       $1      1.84%    0.90%   to  0.90%     5.32%(4) to    5.32%(4)
-------------------------------------------------------------------------------------------------------
VP MOD, CL 2
2010    3,772   $1.10  to  $1.09   $4,127         --    0.45%   to  0.90%     9.89%(9) to    9.56%(9)
2009       --      --         --       --         --       --          --        --             --
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
VP MOD, CL 4
2010   34,763   $1.10  to  $1.09  $38,032         --    0.45%   to  0.90%     9.89%(9) to    9.56%(9)
2009       --      --         --       --         --       --          --        --             --
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 2
2010    3,107   $1.12  to  $1.11   $3,455         --    0.45%   to  0.90%    11.69%(9) to   11.35%(9)
2009       --      --         --       --         --       --          --        --             --
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 4
2010   39,739   $1.12  to  $1.11  $44,226         --    0.45%   to  0.90%    11.79%(9) to   11.45%(9)
2009       --      --         --       --         --       --          --        --             --
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  69

                   AT DEC. 31
     -------------------------------------                  FOR THE YEAR ENDED DEC. 31
                  ACCUMULATION             ------------------------------------------------------------
                  UNIT VALUE        NET     INVESTMENT    EXPENSE RATIO
        UNITS       LOWEST TO      ASSETS     INCOME         LOWEST TO           TOTAL RETURN
       (000S)       HIGHEST        (000S)    RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     --------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 2
2010      558   $1.07  to  $1.07     $597         --    0.45%   to  0.90%     7.50%(9) to    7.17%(9)
2009       --      --         --       --         --       --          --        --             --
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 4
2010    6,731   $1.07  to  $1.07   $7,211         --    0.45%   to  0.90%     7.60%(9) to    7.27%(9)
2009       --      --         --       --         --       --          --        --             --
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
VP PTNRS SM CAP VAL, CL 3
2010      358   $1.85  to  $1.86     $667         --    0.45%   to  0.90%    23.87%    to   23.31%
2009    2,991   $1.49  to  $1.51   $4,521         --    0.45%   to  0.90%    48.03%(7) to   35.33%
2008    2,549   $1.12  to  $1.12   $2,847      0.06%    0.90%   to  0.90%   (32.19%)   to  (32.19%)
2007      723   $1.65  to  $1.65   $1,191      0.90%    0.90%   to  0.90%    (5.75%)   to   (5.75%)
2006      401   $1.75  to  $1.75     $700      0.43%    0.90%   to  0.90%    19.18%    to   19.18%
-------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2010    1,762   $1.79  to  $2.05   $3,612      3.85%    0.45%   to  0.90%    13.55%    to   13.04%
2009    2,126   $1.58  to  $1.82   $3,858         --    0.45%   to  0.90%    55.77%(7) to   44.05%
2008    2,481   $1.26  to  $1.26   $3,126      0.78%    0.90%   to  0.90%   (44.16%)   to  (44.16%)
2007    3,760   $2.26  to  $2.26   $8,486      2.17%    0.90%   to  0.90%    (5.66%)   to   (5.66%)
2006    3,994   $2.39  to  $2.39   $9,554      1.31%    0.90%   to  0.90%    14.74%    to   14.74%
-------------------------------------------------------------------------------------------------------
WANGER INTL
2010    2,612   $2.01  to  $2.13   $5,563      2.16%    0.45%   to  0.90%    24.36%    to   23.80%
2009    4,069   $1.61  to  $1.72   $7,000      3.77%    0.45%   to  0.90%    62.35%(7) to   48.44%
2008    4,995   $1.16  to  $1.16   $5,789      0.94%    0.90%   to  0.90%   (46.09%)   to  (46.09%)
2007    4,438   $2.15  to  $2.15   $9,540      0.81%    0.90%   to  0.90%    15.26%    to   15.26%
2006    4,080   $1.87  to  $1.87   $7,610      0.49%    0.90%   to  0.90%    35.94%    to   35.94%
-------------------------------------------------------------------------------------------------------
WANGER USA
2010    2,815   $1.87  to  $2.01   $5,652         --    0.45%   to  0.90%    22.80%    to   22.25%
2009    4,200   $1.52  to  $1.64   $6,898         --    0.45%   to  0.90%    51.36%(7) to   40.95%
2008    4,308   $1.17  to  $1.17   $5,019         --    0.90%   to  0.90%   (40.23%)   to  (40.23%)
2007    4,763   $1.95  to  $1.95   $9,284         --    0.90%   to  0.90%     4.44%    to    4.44%
2006    4,653   $1.87  to  $1.87   $8,684      0.22%    0.90%   to  0.90%     6.91%    to    6.91%
-------------------------------------------------------------------------------------------------------
WF ADV VT CORE EQ, CL 2
2010      474   $1.73  to  $1.59     $755      0.44%    0.45%   to  0.90%    15.66%    to   15.14%
2009      366   $1.49  to  $1.38     $507      1.33%    0.45%   to  0.90%    48.40%(7) to   34.53%
2008      221   $1.03  to  $1.03     $227      1.48%    0.90%   to  0.90%   (33.61%)   to  (33.61%)
2007      155   $1.55  to  $1.55     $241      0.88%    0.90%   to  0.90%     7.04%    to    7.04%
2006      136   $1.45  to  $1.45     $197      1.34%    0.90%   to  0.90%    11.39%    to   11.39%
-------------------------------------------------------------------------------------------------------
WF ADV VT INTL EQ, CL 2
2010      924   $1.50  to  $1.49   $1,377      0.74%    0.45%   to  0.90%    15.98%    to   15.46%
2009    1,101   $1.30  to  $1.29   $1,420      3.82%    0.45%   to  0.90%    30.30%(8) to   29.79%(8)
2008       --      --         --       --         --       --          --        --             --
2007       --      --         --       --         --       --          --        --             --
2006       --      --         --       --         --       --          --        --             --
-------------------------------------------------------------------------------------------------------
WF ADV VT OPP, CL 2
2010      140   $1.93  to  $1.77     $247      0.77%    0.45%   to  0.90%    23.20%    to   22.65%
2009      121   $1.56  to  $1.45     $175         --    0.45%   to  0.90%    55.37%(7) to   46.41%
2008       85   $0.99  to  $0.99      $84      2.12%    0.90%   to  0.90%   (40.64%)   to  (40.64%)
2007       78   $1.66  to  $1.66     $129      0.61%    0.90%   to  0.90%     5.67%    to    5.67%
2006       68   $1.57  to  $1.57     $107         --    0.90%   to  0.90%    11.22%    to   11.22%
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
70  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT

                   AT DEC. 31
     -------------------------------------                  FOR THE YEAR ENDED DEC. 31
                  ACCUMULATION             ------------------------------------------------------------
                  UNIT VALUE        NET     INVESTMENT    EXPENSE RATIO
        UNITS       LOWEST TO      ASSETS     INCOME         LOWEST TO           TOTAL RETURN
       (000S)       HIGHEST        (000S)    RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     --------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO, CL 2
2010      322   $2.16  to  $2.11     $681         --    0.45%   to  0.90%    26.20%    to   25.64%
2009      349   $1.71  to  $1.68     $587         --    0.45%   to  0.90%    70.90%(7) to   51.28%
2008      371   $1.11  to  $1.11     $412         --    0.90%   to  0.90%   (41.95%)   to  (41.95%)
2007      365   $1.91  to  $1.91     $699         --    0.90%   to  0.90%    12.79%    to   12.79%
2006      279   $1.70  to  $1.70     $475         --    0.90%   to  0.90%    21.66%    to   21.66%
-------------------------------------------------------------------------------------------------------



 (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
 (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
 (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
 (4) New subaccount operations commenced on May 1, 2006.
 (5) New subaccount operations commenced on June 11, 2007.
 (6) New subaccount operations commenced on May 1, 2008.
 (7) New subaccount operations commenced on Jan. 23, 2009.
 (8) New subaccount operations commenced on Feb. 13, 2009.
 (9) New subaccount operations commenced on May 7, 2010.
(10) New subaccount operations commenced on Sept. 24, 2010.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2010 ANNUAL REPORT  71

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2010 and 2009, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments, and in 2008 the Company adopted new accounting guidance related to the measurement of fair value.

                                             /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota

April 15, 2011

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2010          2009

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2010, $1,689,097;
  2009, $1,715,064)                                                     $1,803,588    $1,770,979
Commercial mortgage loans, at cost (less allowance for loan losses:
2010, $2,538; 2009, $2,088)                                                167,851       183,986
Policy loans                                                                36,484        35,748
Trading securities                                                             233           113
-------------------------------------------------------------------------------------------------
    Total investments                                                    2,008,156     1,990,826
Cash equivalents                                                            66,199        89,502
Restricted cash                                                                 --         8,400
Reinsurance recoverables                                                    83,260        74,438
Other receivables                                                            6,172        27,753
Accrued investment income                                                   22,033        22,224
Deferred acquisition costs                                                 227,688       221,942
Deferred sales inducement costs                                             23,947        22,919
Other assets                                                                27,365        22,121
Separate account assets                                                  3,448,487     2,920,793
-------------------------------------------------------------------------------------------------
Total assets                                                            $5,913,307    $5,400,918
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,900,657    $1,916,865
Policy claims and other policyholders' funds                                 7,308         6,899
Deferred income taxes, net                                                  33,902        19,632
Other liabilities                                                           52,312       103,758
Separate account liabilities                                             3,448,487     2,920,793
-------------------------------------------------------------------------------------------------
Total liabilities                                                        5,442,666     4,967,947
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,632       106,634
Retained earnings                                                          318,148       294,112
Accumulated other comprehensive income, net of tax                          43,861        30,225
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                 470,641       432,971
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                              $5,913,307    $5,400,918
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

REVENUES
Premiums                                                         $ 26,406      $ 25,064      $ 26,063
Net investment income                                             107,072       103,079        94,421
Policy and contract charges                                        78,833        65,350        70,900
Other revenues                                                     12,976        11,985        15,389
Net realized investment gains (losses)                              1,646         2,045       (24,117)
-------------------------------------------------------------------------------------------------------
    Total revenues                                                226,933       207,523       182,656
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   54,540        21,649        65,151
Interest credited to fixed accounts                                59,135        59,629        52,997
Amortization of deferred acquisition costs                          7,694        11,950        41,554
Other insurance and operating expenses                             34,631        32,045        38,268
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   156,000       125,273       197,970
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               70,933        82,250       (15,314)
Income tax provision (benefit)                                     18,663        25,848        (9,350)
-------------------------------------------------------------------------------------------------------
Net income (loss)                                                $ 52,270      $ 56,402      $ (5,964)
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                     $  1,882      $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (275)       (4,975)
  Portion of gain (loss) recognized in other comprehensive
  income                                                               39          (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (236)       (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                    $  1,646      $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  52,270     $  56,402     $  (5,964)
Adjustments to reconcile net income (loss) to net cash
provided by (used in) operating activities:
  Capitalization of deferred acquisition and sales inducement
  costs                                                            (25,749)      (32,476)      (33,385)
  Amortization of deferred acquisition and sales inducement
  costs                                                              8,038        14,991        44,145
  Depreciation, amortization and accretion, net                     (1,006)       (1,205)        2,914
  Deferred income tax expense (benefit)                              6,789         7,335       (22,571)
  Contractholder and policyholder charges, non-cash                (16,958)      (16,537)      (16,766)
  Net realized investment gains                                     (2,332)       (8,148)         (781)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          686         6,105        24,898
Change in operating assets and liabilities:
  Trading securities, net                                             (120)          (26)           43
  Future policy benefits for traditional life, disability
  income and long term care insurance                               19,362        17,535        20,723
  Policy claims and other policyholders' funds                         409        (1,441)        1,880
  Reinsurance recoverables                                          (8,822)       (4,815)      (15,562)
  Other receivables                                                   (442)          (71)           21
  Accrued investment income                                            191        (4,573)          762
  Derivatives collateral, net                                        8,290       (43,930)       38,980
  Other assets and liabilities, net                                 13,174       (22,123)       56,188
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 53,780       (32,977)       95,525
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               66,692       309,903        15,114
  Maturities, sinking fund payments and calls                      191,306       214,089       166,854
  Purchases                                                       (261,851)     (783,421)     (188,068)
Proceeds from repayments of commercial mortgage loans               15,685        25,944        15,695
Funding of commercial mortgage loans                                    --           (44)           --
Purchase of land, buildings, equipment and software                     --           (42)          (82)
Change in policy loans, net                                           (736)          478          (492)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                 11,096      (233,093)        9,021
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           96,826       269,006       143,543
  Net transfers (to) from separate accounts                        (74,249)       16,997           820
  Surrenders and other benefits                                    (76,215)     (124,858)     (174,838)
Deferred premium options, net                                       (6,305)       (1,447)       (7,669)
Tax adjustment on share-based incentive compensation plan               (2)          (12)            9
Cash dividend to RiverSource Life Insurance Company                (28,234)           --       (77,000)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by financing activities                (88,179)      159,686      (115,135)
-------------------------------------------------------------------------------------------------------
Net decrease in cash equivalents                                   (23,303)     (106,384)      (10,589)
Cash equivalents at beginning of period                             89,502       195,886       206,475
-------------------------------------------------------------------------------------------------------
Cash equivalents at end of period                                $  66,199     $  89,502     $ 195,886
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  18,588     $     619     $  17,501
  Interest paid on borrowings under repurchase agreements               86            --            --


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2010
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2008                    $2,000       $106,637      $321,909        $(10,299)      $420,247
Change in accounting principles, net of
tax                                                --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                         --             --        (5,964)             --         (5,964)
  Other comprehensive loss, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --         (53,345)       (53,345)
                                                                                                       ------------
Total comprehensive loss                                                                                  (59,309)
Tax adjustment on share-based incentive
compensation plan                                  --              9            --              --              9
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (77,000)             --        (77,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                   2,000        106,646       236,963         (63,644)       281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                   2,000        106,634       294,112          30,225        432,971
Comprehensive income:
  Net income                                       --             --        52,270              --         52,270
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          13,919         13,919
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (283)          (283)
                                                                                                       ------------
Total comprehensive income                                                                                 65,906
Tax adjustment on share-based incentive
compensation plan                                  --             (2)           --              --             (2)
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (28,234)             --        (28,234)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2010                  $2,000       $106,632      $318,148        $ 43,861       $470,641
===================================================================================================================




See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the "Company") is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. During 2010, the Company withdrew its Certificates of Authority from North Dakota and Delaware as it does not conduct business in these states. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). The Company serves residents of the State of New York and issues insurance and annuity products.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"), which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (the Company's primary regulator) as reconciled in Note 17. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's products include deferred variable annuities, fixed deferred annuities and immediate annuities which are issued primarily to individuals. With deferred annuities, assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. With immediate annuities, payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company also issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account" as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 15, 2011, the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Operations upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities as follows. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and

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the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Statements of Operations that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

FINANCING RECEIVABLES

Commercial Mortgage Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

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interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property would be recorded as real estate owned in trading securities and other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms. Loans restructured at an interest rate equal to or greater than interest rates for new loans with comparable risk at the time the contract is modified are excluded from restructured loans. When the interest rate and/or due dates have been modified in an attempt to make the loan more affordable to the borrower, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructure or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2010 and 2009 was nil and $8.4 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premiums, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent

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with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Operations based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Operations with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives. The fair value of these embedded derivatives is included in future policy benefits and the changes in the fair value are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not

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recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Company's Statements of Operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder and policyholder and are not reported in the Company's Statements of Operations. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions and, until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.


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In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.


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Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are recognized as revenue when due and are presented net of reinsurance ceded.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, cash and cash equivalents and the changes in fair value of trading securities. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of DAC.

INCOME TAXES
Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance

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of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Receivables
In July 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards for disclosures on the credit quality of financing receivables and the allowance for credit losses. The standard requires additional disclosure related to the credit quality of financing receivables, troubled debt restructurings and significant purchases or sales of financing receivables during the period. The standard requires that these disclosures and existing disclosures be presented on a disaggregated basis, similar to the manner that the entity uses to evaluate its credit losses. Disclosures of information as of the end of a reporting period are effective for interim and annual periods ending after December 15, 2010 and disclosures of activity that occurred during a reporting period are effective for interim and annual periods beginning after December 15, 2010. In January 2011, the effective date of the disclosures related to troubled debt restructurings was deferred until the FASB clarifies guidance for determining what constitutes a troubled debt restructuring. The adoption of the standard did not impact the Company's financial condition and results of operations. See Note 2 and Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company will adopt in 2011. The adoption did not impact the Company's financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. The Company adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives the Company uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, the Company recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price the Company would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of the Company's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, the Company considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, the Company adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of the Company's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of the Company not fulfilling these liabilities. As the Company's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. The adoption did not impact the Company's financial condition and results of operations.

Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The adoption did not impact the Company's financial condition and results of operations. See Note 1 for the required disclosure.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). The Company adopted the standard in 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for the required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The standard is effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted if it is at the beginning of an entity's annual reporting period. The standard is to be applied prospectively; however, retrospective application to all prior periods presented is permitted but not required. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments
In April 2010, the FASB updated the accounting standards regarding accounting for investment funds determined to be variable interest entities ("VIEs"). Under this standard an insurance enterprise would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, the enterprise would not consider the interests held through separate accounts in evaluating its economic interests in a VIE, unless the separate account contract holder is a related party. The standard is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2010. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Receivables
In April 2011, the FASB updated the accounting standards for troubled debt restructurings. The new standard includes the indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,097,502     $ 90,116       $(3,924)    $1,183,694       $   1
Commercial mortgage backed securities               224,135       14,437          (117)       238,455          --
Residential mortgage backed securities              212,480       12,425        (3,284)       221,621        (150)
Asset backed securities                              63,023        4,056          (344)        66,735          --
State and municipal obligations                      78,513        1,742        (1,318)        78,937          --
U.S. government and agencies obligations              9,465          195           (20)         9,640          --
Foreign government bonds and obligations              3,979          527            --          4,506          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,689,097     $123,498       $(9,007)    $1,803,588       $(149)
====================================================================================================================




                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,069,403      $61,621      $ (9,808)    $1,121,216       $ 238
Residential mortgage backed securities              255,998        8,231       (10,640)       253,589        (290)
Commercial mortgage backed securities               243,266        6,602        (2,619)       247,249          --
Asset backed securities                              72,131        2,630          (946)        73,815          --
State and municipal obligations                      58,253          966        (1,012)        58,207          --
U.S. government and agencies obligations             11,918          481            --         12,399          --
Foreign government bonds and obligations              4,095          479           (70)         4,504          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,715,064      $81,010      $(25,095)    $1,770,979       $ (52)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2010 and 2009, fixed maturity securities comprised approximately 90% and 89%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2010 and 2009, approximately $70.7 million and $57.5 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2010                         DECEMBER 31, 2009
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  447,163    $  477,886         26%      $  521,778    $  534,990         30%
AA                                          120,768       124,707          7           94,046        92,015          5
A                                           275,272       291,515         16          315,938       326,952         19
BBB                                         738,745       805,948         45          685,358       725,094         41
Below investment grade                      107,149       103,532          6           97,944        91,928          5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,689,097    $1,803,588        100%      $1,715,064    $1,770,979        100%
==========================================================================================================================



At December 31, 2010 and 2009, approximately 32% and 26%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $109,372       $(2,478)         5          $12,394       $(1,446)        41
Residential mortgage
  backed securities           1            6,618           (52)        12           17,528        (3,232)        13
Commercial mortgage
  backed securities           2            9,372          (117)        --               --            --          2
Asset backed
  securities                  1              961           (56)         3            3,782          (288)         4
State and municipal
  obligations                16           37,141        (1,318)        --               --            --         16
U.S. government and
  agencies
  obligations                 1            6,808           (20)        --               --            --          1
------------------------------------------------------------------------------------------------------------------------
  Total                      57         $170,272       $(4,041)        20          $33,704       $(4,966)        77
========================================================================================================================

                             DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $121,766       $(3,924)
Residential mortgage
  backed securities         24,146        (3,284)
Commercial mortgage
  backed securities          9,372          (117)
Asset backed
  securities                 4,743          (344)
State and municipal
  obligations               37,141        (1,318)
U.S. government and
  agencies
  obligations                6,808           (20)
--------------------------------------------------
  Total                   $203,976       $(9,007)
==================================================






                                                                DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 34         $ 80,012       $(1,759)        51         $ 88,633      $ (8,049)         85
Residential mortgage
  backed securities          11           84,372        (1,967)        14           34,229        (8,673)         25
Commercial mortgage
  backed securities           6           21,587          (342)         8           41,678        (2,277)         14
Asset backed
  securities                  1            1,488           (70)         3            5,465          (876)          4
State and municipal
  obligations                12           29,282        (1,012)        --               --            --          12
Foreign government
  bonds and
  obligations                --               --            --          1              382           (70)          1
------------------------------------------------------------------------------------------------------------------------
  Total                      64         $216,741       $(5,150)        77         $170,387      $(19,945)        141
========================================================================================================================

                             DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $168,645      $ (9,808)
Residential mortgage
  backed securities        118,601       (10,640)
Commercial mortgage
  backed securities         63,265        (2,619)
Asset backed
  securities                 6,953          (946)
State and municipal
  obligations               29,282        (1,012)
Foreign government
  bonds and
  obligations                  382           (70)
--------------------------------------------------
  Total                   $387,128      $(25,095)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities at December 31, 2010 are attributable to credit spreads. The primary driver of lower unrealized losses at December 31, 2010 was the decline of interest rates during the period.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Operations for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                        YEARS ENDED DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other
  comprehensive income                                                    $1,894        $ 1,892
Additional amount related to credit losses for which an other-than-
  temporary impairment was not previously recognized                          --            496
Reductions for securities sold during the period (realized)                   --         (1,355)
Additional increases to the amount related to credit losses for which
  an other-than-temporary impairment was previously recognized                33            861
-------------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31 for which a portion of other-than-temporary impairment was
  recognized in other comprehensive income                                $1,927        $ 1,894
=================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities (losses) gains on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                              (LOSSES)      DEFERRED      (LOSSES)
(IN THOUSANDS)                                                  GAINS      INCOME TAX       GAINS
----------------------------------------------------------------------------------------------------
Balance at January 1, 2008                                    $ (15,844)    $  5,545      $(10,299)
  Net unrealized securities losses arising during the
  period                                                       (128,871)      45,105       (83,766)
  Reclassification of losses included in net income              24,112       (8,439)       15,673
  Impact on DAC, DSIC and benefit reserves                       22,688       (7,940)       14,748
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                    (97,915)      34,271       (63,644)
  Cumulative effect of accounting change                         (1,149)         402          (747)(1)
  Net unrealized securities gains arising during the
  period(3)                                                     184,164      (64,458)      119,706
  Reclassification of gains included in net income               (2,943)       1,030        (1,913)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (35,705)      12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                     46,452      (16,227)       30,225(2)
  Net unrealized securities gains arising during the
  period(3)                                                      60,672      (21,235)       39,437
  Reclassification of gains included in net income               (2,096)         734        (1,362)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (37,550)      13,111       (24,439)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                  $  67,478     $(23,617)     $ 43,861(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) At December 31, 2010 and 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Securities Gains included $(78) thousand and $(28) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.
(3) In 2010 and 2009, net unrealized securities gains arising during the period include other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                        $2,636        $11,098      $    933
Gross realized investment losses from sales                         (304)        (2,950)         (148)
Other-than-temporary impairments                                    (236)        (5,205)      (24,898)


The other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. The other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The other-than-temporary impairments for the year ended December 31, 2008 related to losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities.

Available-for-Sale securities by contractual maturity at December 31, 2010 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   78,917    $   80,094
Due after one year through five years                                      433,162       457,130
Due after five years through 10 years                                      426,619       460,904
Due after 10 years                                                         250,761       278,649
-------------------------------------------------------------------------------------------------
                                                                         1,189,459     1,276,777
-------------------------------------------------------------------------------------------------
Commercial mortgage backed securities                                      224,135       238,455
Residential mortgage backed securities                                     212,480       221,621
Asset backed securities                                                     63,023        66,735
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,689,097    $1,803,588
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2010 and 2009, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 97,524      $ 91,198       $76,456
Income on commercial mortgage loans                                10,560        11,716        12,990
Trading securities                                                  2,167         3,056         6,371
-------------------------------------------------------------------------------------------------------
                                                                  110,251       105,970        95,817
Less: investment expenses                                           3,179         2,891         1,396
-------------------------------------------------------------------------------------------------------
  Total                                                          $107,072      $103,079       $94,421
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $2,096        $2,943       $(24,113)
Commercial mortgage loans                                           (450)         (900)            --
Cash equivalents                                                      --             2             (4)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,646        $2,045       $(24,117)
=======================================================================================================



5. FINANCING RECEIVABLES


The Company's financing receivables include commercial mortgage loans and policy loans. The Company does not hold any loans acquired with deteriorated credit quality. See Note 2 for information regarding the Company's accounting policies related to loans and the allowance for loan losses.

ALLOWANCE FOR LOAN LOSSES
The following table presents a rollforward of the allowance for loan losses for the year ended December 31, 2010 and the ending balance of the allowance for loan losses as of December 31, 2010 by impairment method:

                                                                                COMMERCIAL
                                                                                 MORTGAGE
(IN THOUSANDS)                                                                     LOANS
-------------------------------------------------------------------------------------------
Beginning balance                                                                 $2,088
  Provisions                                                                         450
-------------------------------------------------------------------------------------------
Ending balance                                                                    $2,538
===========================================================================================
Ending balance: Individually evaluated for impairment                             $  500
Ending balance: Collectively evaluated for impairment                              2,038


The recorded investment in financing receivables as of December 31, 2010 by impairment method was as follows:

                                                                                COMMERCIAL
                                                                                 MORTGAGE
(IN THOUSANDS)                                                                     LOANS
-------------------------------------------------------------------------------------------
Ending balance: Individually evaluated for impairment                            $  5,398
Ending balance: Collectively evaluated for impairment                             164,991
-------------------------------------------------------------------------------------------
Ending balance                                                                   $170,389
===========================================================================================



As of December 31, 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $3.5 million.

CREDIT QUALITY INFORMATION
Nonperforming loans, which are generally loans 90 days or more past due, were $1.9 million as of December 31, 2010. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of commercial mortgage loans as of December 31, 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure in the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by U.S. region as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)                                 LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
South Atlantic                                                   $ 35,563          21%         $ --
East North Central                                                 29,896          18            --
Mountain                                                           25,656          15            --
Pacific                                                            24,725          14            --
Middle Atlantic                                                    18,285          11           100
New England                                                        15,795           9            --
East South Central                                                 10,955           6            --
West South Central                                                  5,073           3            --
West North Central                                                  4,441           3            --
                                                               ------------  ------------  ------------
                                                                  170,389         100%         $100
                                                                             ------------  ------------
Less: allowance for loan losses                                    (2,538)
                                                               ------------
  Total                                                          $167,851
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)                                 LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
Office                                                           $ 47,015          28%         $100
Industrial                                                         46,065          27            --
Retail                                                             44,079          26            --
Apartments                                                         23,714          14            --
Hotel                                                               4,274           2            --
Mixed Use                                                           3,068           2            --
Other                                                               2,174           1            --
                                                               ------------  ------------  ------------
                                                                  170,389         100%         $100
                                                                             ------------  ------------
Less: allowance for loan losses                                    (2,538)
                                                               ------------
  Total                                                          $167,851
=======================================================================================================



6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2010, 2009 and 2008, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts. During the third quarter of 2008, the Company converted to a new industry standard valuation system that provided enhanced modeling capabilities.

The total pretax impacts on the Company's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN THOUSANDS)           PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2010 period                                 $ --         $(1,000)     $(12,500)      $17,300       $    --       $ 3,800
2009 period                                   --          (2,300)        3,400         9,600            --        10,700
2008 period                                  100           3,100         2,900        (3,000)       (1,700)        1,400


The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $221,942      $236,619      $228,826
Cumulative effect of accounting change                                 --            --         1,970
Capitalization of acquisition costs                                23,289        27,171        28,583
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                            (24,994)      (21,550)      (38,554)
Amortization impact of valuation assumptions review and
valuation system conversion                                        17,300         9,600        (3,000)
Impact of change in net unrealized securities (gains) losses       (9,849)      (29,898)       18,794
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $227,688      $221,942      $236,619
=======================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $22,919       $23,808       $19,447
Cumulative effect of accounting change                                 --            --           553
Capitalization of sales inducement costs                            2,460         5,305         4,802
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                             (2,744)       (3,441)       (2,691)
Amortization impact of valuation assumptions review and
valuation system conversion                                         2,400           400           100
Impact of change in net unrealized securities (gains) losses       (1,088)       (3,153)        1,597
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $23,947       $22,919       $23,808
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, the Company adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.6 million to DAC and DSIC, respectively. See Note 3 for additional information regarding the Company's adoption of fair value accounting standards.

7. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth").

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At both December 31, 2010 and 2009, traditional life and universal life insurance in force aggregated $10.9 billion, of which $6.8 billion and $6.5 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $36,261      $ 35,949      $ 36,652
Reinsurance ceded                                                  (9,855)      (10,885)      (10,589)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $26,406      $ 25,064      $ 26,063
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $3.2 million, $2.9 million and $2.9 million of reinsurance ceded for the years ended December 31, 2010, 2009 and 2008, respectively.

Reinsurance recovered from reinsurers was $3.2 million, $4.5 million and $4.1 million for the years ended December 31, 2010, 2009 and 2008, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $60.8 million and $52.3 million related to LTC risk ceded to Genworth as of December 31, 2010 and 2009, respectively. Future policy benefits include $4.4 million and $4.8 million related to an assumed reinsurance arrangement as of December 31, 2010 and 2009, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,183,309    $1,182,426
Variable annuity fixed sub-accounts                                        235,603       310,603
Variable annuity GMWB                                                       17,818         9,188
Variable annuity GMAB                                                        4,455         4,374
Other variable annuity guarantees                                              665           709
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,441,850     1,507,300
VUL/UL insurance                                                           159,265       155,958
VUL/UL insurance additional liabilities                                      9,214         2,830
Other life, DI and LTC insurance                                           290,328       250,777
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,900,657     1,916,865
Policy claims and other policyholders' funds                                 7,308         6,899
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,907,965    $1,923,764
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $3,112,417    $2,622,191
VUL insurance variable sub-accounts                                        335,073       297,602
Other insurance variable sub-accounts                                          997         1,000
-------------------------------------------------------------------------------------------------
  Total                                                                 $3,448,487    $2,920,793
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company's variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2010                            DECEMBER 31, 2009
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $1,870,152     $1,804,744       $ 6,774          61         $1,517,377     $1,408,297
  Five/six-year reset                   792,424        641,143        15,804          62            830,167        665,588
  One-year ratchet                      443,530        428,059        11,344          63            378,416        351,457
  Five-year ratchet                     180,228        175,810         1,798          61            151,102        142,857
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $3,286,334     $3,049,756       $35,720          62         $2,877,062     $2,568,199
===========================================================================================================================
GGU DEATH BENEFIT                    $      142     $      127       $    --          51         $      121     $      107
GMIB                                 $   24,882     $   23,352       $ 2,797          62         $   25,245     $   23,555
GMWB:
  GMWB                               $  252,182     $  251,003       $ 5,163          64         $  240,069     $  231,008
  GMWB for life                       1,069,666      1,066,043         5,192          63            788,150        749,101
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,321,848     $1,317,046       $10,355          63         $1,028,219     $  980,109
===========================================================================================================================
GMAB                                 $  212,750     $  211,578       $   931          55         $  165,452     $  160,259
                                         DECEMBER 31, 2009
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                   $ 45,453          61
  Five/six-year reset                   47,980          61
  One-year ratchet                      39,435          62
  Five-year ratchet                      6,972          60
---------------------------------------------------------------
    Total -- GMDB                     $139,840          61
===============================================================
GGU DEATH BENEFIT                     $     --          50
GMIB                                  $  4,701          62
GMWB:
  GMWB                                $ 23,872          63
  GMWB for life                         39,985          63
---------------------------------------------------------------
    Total -- GMWB                     $ 63,857          63
===============================================================
GMAB                                  $  7,419          55


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008               $ 1,152        $ 26        $  6,308      $  1,651       $  429
Incurred claims                                        156         278          69,535        17,145          516
Paid claims                                          1,180          99              --            --           (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008               2,488         403          75,843        18,796          943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009                 325         384           9,188         4,374        1,231
Incurred claims                                        661          64           8,630            81        4,926
Paid claims                                           (769)         --              --            --          (81)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2010             $   217        $448        $ 17,818      $  4,455       $6,076
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,715,400    $1,447,083
  Bond                                                                   1,232,129       981,657
  Other                                                                    120,187       153,839
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $3,067,716    $2,582,579
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts during 2010, 2009 or 2008.

10. LINES OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2010 and 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

11. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from nationally-recognized pricing services. Observable inputs used to value these securities can include: reported trades, benchmark yields, issuer spreads and broker/dealer quotes. Level 3 securities primarily include corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of these Level 3 securities is typically based on a single broker quote, except for the valuation of non-agency residential mortgage backed securities. Effective March 31, 2010, the Company returned to using prices from nationally-recognized pricing services to determine the fair value of non-agency residential mortgage backed securities because the difference between these prices and the results of the Company's discounted cash flows was not significant. The Company continues to classify its non-agency residential mortgage backed securities as Level 3 because the Company believes the market for these securities is still inactive and their valuation includes significant unobservable inputs.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. These Level 3 derivatives expired in 2010.

LIABILITIES
Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,104,641     $ 79,053     $1,183,694
     Commercial mortgage backed securities                    --         236,355        2,100        238,455
     Residential mortgage backed securities                   --         113,799      107,822        221,621
     Asset backed securities                                  --          51,711       15,024         66,735
     State and municipal obligations                          --          78,937           --         78,937
     U.S. government and agencies obligations              1,432           8,208           --          9,640
     Foreign government bonds and obligations                 --           4,506           --          4,506
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,432       1,598,157      203,999      1,803,588
  Trading securities                                          --             233           --            233
  Cash equivalents                                            --          66,199           --         66,199
  Other assets:
    Interest rate derivatives                                 --           9,401           --          9,401
    Equity derivatives                                        --           9,963           --          9,963
-------------------------------------------------------------------------------------------------------------
  Total other assets                                          --          19,364           --         19,364
  Separate account assets                                     --       3,448,487           --      3,448,487
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,432      $5,132,440     $203,999     $5,337,871
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --     $ 21,650     $   21,650
  Other liabilities:
    Interest rate derivatives                                 --           1,101           --          1,101
    Equity derivatives                                        --          17,921           --         17,921
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          19,022           --         19,022
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   19,022     $ 21,650     $   40,672
=============================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,053,391     $ 67,825     $1,121,216
     Residential mortgage backed securities                   --         131,661      121,928        253,589
     Commercial mortgage backed securities                    --         247,107          142        247,249
     Asset backed securities                                  --          58,159       15,656         73,815
     State and municipal obligations                          --          58,207           --         58,207
     U.S. government and agencies obligations              1,410          10,989           --         12,399
     Foreign government bonds and obligations                 --           4,504           --          4,504
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,410       1,564,018      205,551      1,770,979
  Trading securities                                          --             113           --            113
  Cash equivalents                                             6          89,496           --         89,502
  Other assets                                                --          14,433          137         14,570
  Separate account assets                                     --       2,920,793           --      2,920,793
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,416      $4,588,853     $205,688     $4,795,957
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 13,413     $   13,413
  Other liabilities                                           --          12,404           --         12,404
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   12,404     $ 13,413     $   25,817
=============================================================================================================



The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES     TRANSFERS
                                          BALANCE,                      OTHER          AND        INTO/(OUT     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,       OF)      DECEMBER 31,
(IN THOUSANDS)                              2010         INCOME       VE INCOME        NET         LEVEL 3        2010
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities             $ 67,825       $     6       $ 3,245      $  7,977         $--        $ 79,053
    Residential mortgage backed
    securities                             121,928         3,497         8,942       (26,545)         --         107,822
    Commercial mortgage backed
    securities                                 142             1            (4)        1,961          --           2,100
    Asset backed securities                 15,656           122         1,553        (2,307)         --          15,024
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         205,551         3,626(1)     13,736       (18,914)         --         203,999

Other assets                                   137          (137)(2)        --            --          --              --
Future policy benefits:
  GMWB and GMAB embedded derivatives       (13,413)       (1,334)(3)        --        (6,903)         --         (21,650)


(1) Represents a $33 thousand loss included in net realized investment gains (losses) and a $3.7 million gain included in net investment income in the Statements of Operations.

(2) Included in net investment income in the Statements of Operations.

(3) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES     TRANSFERS
                                          BALANCE,                      OTHER          AND        INTO/(OUT     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,       OF)      DECEMBER 31,
(IN THOUSANDS)                              2009         INCOME       VE INCOME        NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities             $ 69,984       $    59       $12,498       $(5,110)      $(9,606)     $ 67,825
    Residential mortgage backed
    securities                              43,248         3,056        12,141        63,483            --       121,928
    Commercial mortgage backed
    securities                                 172             1             5           (36)           --           142
    Asset backed securities                  9,344           158         1,104         5,050            --        15,656
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         122,748         3,274(1)     25,748        63,387        (9,606)(3)   205,551

Other assets                                   137            --            --            --            --           137
Future policy benefits                     (94,465)       85,137(2)         --        (4,085)           --       (13,413)


(1) Represents a $0.7 million loss included in net realized investment gains (losses) and a $4.0 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents securities with a fair value of $9.6 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31:

                                                          2010                                      2009
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN THOUSANDS)                             INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $    6         $ --         $    --       $   --         $  --        $    --
    Residential mortgage backed
    securities                              3,519          (33)             --        3,822          (860)            --
    Asset backed securities                   122           --              --          158            --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          3,647          (33)             --        3,980          (860)            --
Future policy benefits                         --           --          (2,113)          --            --         83,715


During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2010                        2009
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  167,851    $  173,704    $  183,986    $  182,954
  Policy loans                                              36,484        39,876        35,748        39,101
  Restricted cash                                               --            --         8,400         8,400

FINANCIAL LIABILITIES
  Future policy benefits                                $1,090,645    $1,139,194    $1,094,435    $1,111,583
  Separate account liabilities                               6,193         6,193         6,517         6,517


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12. RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2010, 2009 and 2008, the Company received $7.5 million, $4.8 million and $7.2 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.4 million, $32.3 million and $42.2 million for 2010, 2009 and 2008, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2010, 2009 and 2008, the Company paid cash dividends of $28.2 million, nil and $77.0 million, respectively, to RiverSource Life. The 2008 dividends exceeded the limitation described in Note 13. Prior to paying these dividends, the Company provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company filed a consolidated federal income tax return for 2009 with RiverSource Life. Amounts due from Ameriprise Financial for federal income taxes were $1.8 million at December 31, 2010. Amounts due to RiverSource Life for federal income taxes were $6.7 million and $9.6 million at December 31, 2010 and 2009, respectively.

13. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval.

Statutory net gain (loss) from operations and net income (loss) are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                         $59,497      $101,034      $(36,116)
Statutory net income (loss)                                        63,095        86,189       (34,045)

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Statutory capital and surplus and unassigned surplus are as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Statutory capital and surplus                                            $287,773      $284,340
Statutory unassigned surplus                                              168,625       160,497


14. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2010           2009         LOCATION         2010           2009
-----------------------------------------------------------------------------------------------------------------
                                                (IN THOUSANDS)                               (IN THOUSANDS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $ 9,401        $ 4,259     liabilities       $ 1,101        $ 7,432
                                                                       Other
  Equity contracts        Other assets        9,963         10,174     liabilities        17,921          4,972
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable             --             --     benefits           21,650         13,413
                                         ---------------------------                  ---------------------------
Total derivatives                           $19,364        $14,433                       $40,672        $25,817
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company's fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Operations for the years ended December 31:

                                    LOCATION OF
                                    GAIN (LOSS)            AMOUNT OF GAIN (LOSS)
                                        ON                     ON DERIVATIVES
                                    DERIVATIVES             RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED          RECOGNIZED        -------------------------------
AS HEDGING INSTRUMENTS               IN INCOME            2010               2009
-------------------------------------------------------------------------------------
                                                               (IN THOUSANDS)
GMWB AND GMAB
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Interest rate contracts          expenses             $ 17,503           $(12,897)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Equity contracts                 expenses              (16,587)           (47,198)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Embedded derivatives(1)          expenses               (8,237)            81,052
-------------------------------------------------------------------------------------
Total derivatives                                       $ (7,321)          $ 20,957
=====================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company's variable annuity guaranteed benefits.

Certain of the Company's annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. At December 31, 2010 and 2009, the gross notional amount of derivatives contracts for the Company's GMWB and GMAB provisions was $985.7 million and $591.1 million, respectively. The deferred premium associated with the above options is paid semi-annually over the life of the option contract.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following is a summary of the payments the Company is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2011                                                                              $11,803
2012                                                                               11,803
2013                                                                               10,973
2014                                                                               10,973
2015                                                                               10,435
2016-2025                                                                          27,405


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2010 and 2009, the Company held $2.2 million and $2.3 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2010 and 2009, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $9.1 million and $8.5 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2010 and 2009, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $10.4 million and nil, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2010 and 2009 was $10.4 million and nil, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2010 and 2009 were triggered, the Company's obligation would be limited to the net liability position.

15. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $11,154       $16,836      $ 10,816
  State                                                               720         1,677         2,405
-------------------------------------------------------------------------------------------------------
    Total current income tax                                       11,874        18,513        13,221
Deferred federal income tax                                         6,789         7,335       (22,571)
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                    $18,663       $25,848      $ (9,350)
=======================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2010          2009          2008
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%         35.0%          35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (5.3)         (5.4)          26.2
  State taxes, net of federal benefit                               0.6           1.3          (10.2)
  Taxes applicable to prior years                                  (3.0)          1.1            3.9
  Foreign tax credit, net of addback                               (1.1)         (0.6)           6.2
  Other                                                             0.1            --           (0.1)
-------------------------------------------------------------------------------------------------------
Income tax provision                                               26.3%         31.4%          61.0%
=======================================================================================================



The Company's effective tax rate was 26.3%, 31.4% and 61.0% for the years ended December 31, 2010, 2009 and 2008, respectively. For 2010, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2010 compared to 2009 while tax advantaged items increased for 2010 compared to 2009. For 2009, the decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 60,121       $58,070
  Investment related                                                        6,084         7,084
  Other                                                                     1,994         3,295
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           68,199        68,449
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      70,102        63,397
  Net unrealized gains on Available-for Sale securities                    23,617        16,227
  DSIC                                                                      8,382         8,457
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                     102,101        88,081
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $ 33,902       $19,632
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences, iii) taxable income in prior carryback years, and iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2010 and 2009.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $(1,602)      $(2,146)      $ 3,481
Additions (reductions) based on tax positions related to the
current year                                                           --            61        (7,720)
Additions for tax positions of prior years                         12,642           807         4,844
Reductions for tax positions of prior years                        (5,954)         (324)       (2,751)
Settlements                                                        (2,756)           --            --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $ 2,330       $(1,602)      $(2,146)
=======================================================================================================



If recognized, approximately $2.3 million, $2.9 million and $2.0 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2010, 2009 and 2008, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net expense of $1.8 million, a net expense of $17 thousand and a net benefit of $388

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


thousand in interest and penalties for the years ended December 31, 2010, 2009 and 2008, respectively. The Company had receivables of $1.9 million and $112 thousand for the over payment of interest and penalties recorded at December 31, 2010 and 2009, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $1.3 million to $1.5 million in the next 12 months.

Ameriprise Financial and the Company file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS") completed its field examination of the Company's income tax returns for 2005 through 2007 during the third and fourth quarters of 2010. The IRS had completed its field examination of the 1997 through 2004 tax returns in recent years. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2010, the IRS commenced an examination of the Company's income tax returns for 2008 and 2009. The Company's state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $7,390        $50,498      $(28,726)


16. COMMITMENTS AND CONTINGENCIES
At December 31, 2010 and 2009, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2010, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

17. STATUTORY ACCOUNTING PRINCIPLES
Reconciliations of net income and shareholder's equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York ("SAP") are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ 52,270      $ 56,402      $ (5,964)
Capitalization/amortization of DAC, net (GAAP item)               (15,595)      (15,221)       12,770
Capitalization/amortization of DSIC, net (GAAP item)               (2,116)       (2,263)       (2,211)
Change in deferred income taxes(1)(2)                               6,789         7,335       (22,571)
Change in future policy benefits(1)                                16,819       (59,162)       32,034
Current income tax expense(1)                                      (4,355)       (7,584)       11,939
Change in separate account liability adjustment (SAP item)         (2,812)       61,812       (19,887)
Derivatives(1)(2)                                                  11,018        46,726       (42,280)
Change in interest maintenance reserve (SAP item)                   1,313        (3,187)        1,507
Other, net                                                           (236)        1,331           618
-------------------------------------------------------------------------------------------------------
Net income (loss), SAP basis                                     $ 63,095      $ 86,189      $(34,045)
=======================================================================================================



(1) Represents valuation differences between GAAP and SAP income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 470,641     $ 432,971
DAC (GAAP item)                                                           (227,688)     (221,942)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                               (114,491)      (55,915)
DSIC (GAAP item)                                                           (23,947)      (22,919)
Future policy benefits(1)(2)                                                10,149       (24,810)
Deferred income taxes, net(1)                                               76,153        59,533
Separate account liability adjustment (SAP item)                           146,852       149,664
Non-admitted assets (SAP item)                                             (26,580)      (15,162)
Other, net                                                                 (23,316)      (17,080)
-------------------------------------------------------------------------------------------------
Capital and surplus, SAP basis                                           $ 287,773     $ 284,340
=================================================================================================



(1) Represents valuation differences between GAAP and SAP balance sheet amounts.

(2) In 2010, RiverSource Life recorded a prior period correction of $(12.9) million to comply with New York Regulation 147 valuation requirements for variable universal life reserves.

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1 (800) 541-2251

           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only
                        RiverSource Life Insurance Co. of
       New York is authorized to sell insurance and annuities in New York.

      (C)2008-2011 RiverSource Life Insurance Company. All rights reserved. S-6211 N (4/11)